                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 033-67490
                                                              File No. 811-07972

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

     Pre-Effective Amendment No.
                                                                    / /

     Post-Effective Amendment No.   25                              /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

    Amendment No.   27

                          DELAWARE GROUP ADVISER FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           February 28, 2006

It is proposed that this filing will become effective:

    / /    immediately upon filing pursuant to paragraph (b)
    /X/    on February 28, 2006 pursuant to paragraph (b)
    / /    60 days after filing pursuant to paragraph (a) (1)
    / /    on (date) pursuant to paragraph (a)(1)
    / /    75 days after filing pursuant to paragraph (a) (2)
    / /    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     / /   This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 25 to Registration File No. 033-67490 includes the following:

          1. Facing Page

          2. Contents Page

          3. Part A - Prospectuses

          4. Part B - Statement of Additional Information

          5. Part C - Other Information

          6. Signatures

          7. Exhibits

FIXED INCOME                                DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

Prospectus        FEBRUARY 28, 2006
                           DELAWARE DIVERSIFIED INCOME FUND
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                              page
Delaware Diversified Income Fund

How we manage the Fund                                                    page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                      page
Investment manager and sub-advisor
Portfolio managers
Who's who?

About your account                                                        page
Investing in the Fund
     Choosing a share class
     Dealer Compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes

Certain management considerations                                         page

Financial highlights                                                      page

Glossary                                                                  page

Profile: Delaware Diversified Income Fund

What is the Fund's goal?
Delaware   Diversified   Income  Fund  seeks  maximum  long-term  total  return,
consistent with reasonable risk. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund allocates its investments principally among the following three sectors of the fixed-income  securities  markets:  the U.S. Investment Grade Sector, the
U.S.   High-Yield   Sector,   and  the   International   Sector.   Under  normal
circumstances,  the Fund will  invest  at least  80% of its net  assets in fixed income securities (the "80% policy").  We will determine how much of the Fund to allocate to each of the three  sectors,  based on our evaluation of economic and
market   conditions  and  our  assessment  of  the  returns  and  potential  for appreciation that can be achieved from investments in each of the three sectors.
We will periodically reallocate the Fund's assets, as deemed necessary.

In  unusual  market  conditions,  in  order  to meet  redemption  requests,  for temporary  defensive  purposes,  and  pending  investment,  the  Fund may hold a
substantial   portion  of  its  assets  in  cash  or   short-term   fixed-income
obligations.  The  Fund  may  also  use a wide  range  of  hedging  instruments, including options, futures contracts and options on futures contracts subject to certain limitations.

The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets.

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  The Fund will be  affected  primarily  by changes in bond prices and currency  exchange rates.  Investments in high-yield, high risk or "junk" bonds entail  certain  risks,  including the risk of loss of principal,  which may be greater than the risks  presented by  investment  grade bonds and which should be considered by investors contemplating an investment in the Fund.  Among  these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors. The
Fund  will  also  be  affected  by  prepayment  risk  due  to  its  holdings  of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during  periods  of low  interest  rates,  the Fund may be  forced to re-deploy its assets in lower yielding securities.  Investments in securities of
non-U.S.  issuers are generally  denominated  in foreign  currencies and involve certain  risk and  opportunity  considerations  not  typically  associated  with investing  in U.S.  issuers,  and  investments  in  securities  of  companies in emerging  markets present a greater degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency  contracts or use other investments to hedge against currency  risks,  the Fund will be subject to the special risks  associated with those activities.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment that offers  professional  allocation among key types of fixed-income securities.
o    Investors seeking a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

How has Delaware Diversified Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past eight  calendar  years,  as well as the average  annual  returns of the
Class A, B, C and R shares for  one-year,  five-year  and lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense caps.  Please see the  footnotes on page [ ] for  additional information about the expense caps.

[GRAPHIC  OMITTED:  BAR  CHART  SHOWING  YEAR BY  YEAR  TOTAL  RETURN  (Delaware
Diversified Income Fund)]

          Year-by-year total return (Class A)*
           1998                       10.28%
           1999                        1.60%
           2000                       13.12%
           2001                        8.33%
           2002                       11.03%
           2003                       13.88%
           2004                        9.60%
           2005                      (0.73)%

*    On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of the Diversified  Core Fixed Income Portfolio of Delaware
     Pooled Trust (the "Predecessor Fund"), which had investment  objectives and policies  identical to those of the Fund. The Fund had no operations  prior to October 28, 2002.  Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction,  Class A shares of the Fund assumed the performance history of the  Predecessor  Fund  for  periods  prior  to  the  closing  date  of the transaction.  In accordance with current Securities and Exchange Commission requirements,  the  average  annual  total  returns of the Fund for periods prior to October 28, 2002 have been  restated to reflect the maximum  sales charge  applicable to Class A shares,  but not to reflect the  distribution and service  (12b-1) fees and higher  management  and transfer  agency fees borne by Class A shares of the Fund.

     Class A shares  of the Fund  currently  bear the cost of  distribution  and service  fees at the annual  rate of up to 0.30% of the  average  daily net assets  of the  Class A shares.  Shares  of the  Predecessor  Fund were not subject to  distribution  and service  fees.  The Fund bears the expense of management  fees at the maximum  annual rate of 0.55% of the Fund's average daily net assets.  The Predecessor  Fund had a management fee at the annual rate of  0.43%  of its  average  daily  net  assets.  For  transfer  agency services,  the Fund  currently  pays an annual dollar charge per account of
     $23.10.  Additional  information  regarding  this  fee is set  forth in the
     Statement of Additional  Information  (SAI).  By contrast,  the Predecessor
     Fund paid a fee at the annual rate of 0.01% of its average daily net assets for transfer  agency  services.  If the current higher expenses of the Fund had been in effect for the Predecessor Fund, the total returns set forth in the bar chart and table above would have been lower for all periods.

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 5.62% for the quarter  ended June 30,  2003 and its lowest  quarterly return was -1.82% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average  annual  returns in the table on page [__] include the sales charge.

                                           Average annual returns for periods ending 12/31/05

-------------------------------------------- ------------- --------------- --------------
                                                1 year        5 years        Lifetime*
-------------------------------------------- ------------- --------------- --------------
Class A return before taxes                    (5.15)%         7.30%           7.63%
-------------------------------------------- ------------- --------------- --------------
Class A return after taxes on distributions    (6.56)%         4.35%           4.64%
-------------------------------------------- ------------- --------------- --------------
Class A return after taxes on distributions
and sale of Fund shares                        (3.35)%         4.46%           4.68%
-------------------------------------------- ------------- --------------- --------------
Class B (if redeemed) return before taxes**    (5.15)%          N/A            7.44%
-------------------------------------------- ------------- --------------- --------------
Class C (if redeemed) return before taxes**    (2.31)%          N/A            7.80%
-------------------------------------------- ------------- --------------- --------------
Class R (if redeemed) return before taxes**    (0.93)%          N/A            4.77%
-------------------------------------------- ------------- --------------- --------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses,
or taxes)                                       2.43%          5.87%           6.06%
-------------------------------------------- ------------- --------------- --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate Bond Index.  You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  dates for Class A Shares was December 29, 1997;  for
     Class B and Class C shares was October 28, 2002; and for Class R shares was
     June 2, 2003. The Lehman  Brothers  Aggregate Bond Index lifetime return is for the period December 31, 1997 through December 31, 2005.

**   Total returns assume  redemption of shares at the end of period.  If shares were not  redeemed,  the returns for Class B would be (1.34)% and 7.82% for the one-year and lifetime periods, respectively.  Returns for Class C would be (1.36)% and 7.80% for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?

---------------------------------  ---------------------------------- --------- ---------     ---------   --------
Sales charges are fees paid        CLASS                                 A          B             C           R
directly from your investments     ---------------------------------- --------- ---------     ---------   --------
when you buy or sell shares of     Maximum sales charge (load) imposed
the Fund. You do not pay sales     on purchases as a percentage of
charges when you buy or sell       offering price                        4.50%      none          none        none
Class R shares.                    ---------------------------------- --------- ---------     ---------   --------
                                   Maximum contingent deferred sales
                                   charge (load) as a percentage of
                                   original purchase price or
                                   redemption price, whichever is
                                   lower                                 none(1)    4.00%(2)      1.00%(3)    none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Maximum sales charge (load)
                                   imposed on reinvested dividends       none       none          none        none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Redemption fees                       none       none          none        none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Exchange fees                         none       none          none        none
---------------------------------  ---------------------------------- --------- ---------     ---------   --------

---------------------------------  ---------------------------------- --------- ---------     ---------   --------
Annual fund operating              CLASS                                 A          B             C           R
expenses are deducted              ---------------------------------- --------- ---------     ---------   --------
from the Fund's assets.            Management fees                       0.52%      0.52%          0.52%      0.52%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Distribution and service (12b-1)
                                   fees                                  0.30%(4)   1.00%          1.00%      0.60%(4)
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Other expenses                        0.31%      0.31%          0.31%      0.31%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Total annual fund operating
                                   expenses                              1.13%      1.83%          1.83%      1.43%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Fee waivers and payments(5)          (0.13)%    (0.08)%        (0.08)%    (0.18)%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Net expenses                          1.00%      1.75%          1.75%      1.25%
                                   ---------------------------------- --------- ---------     ---------   --------

 --------------------------- --------- ----------- ------------ ------------ ---------- ------------- ---------
 This example is intended    CLASS(6)    A            B(7)         B(7)        C             C         R
 to help you compare the                                            (if                     (if
 cost of investing in the                                        redeemed)               redeemed)
 Fund to the cost of         --------- ----------- ------------ ------------ ---------- ------------- ---------
 investing in other mutual   1 year          $547         $178         $578       $178          $278      $127
 funds with similar          --------- ----------- ------------ ------------ ---------- ------------- ---------
 investment objectives. We   3 years         $781         $568         $793       $568          $568      $435
 show the cumulative         --------- ----------- ------------ ------------ ---------- ------------- ---------
 amount of Fund expenses     5 years       $1,032         $983       $1,133       $983          $983      $765
 on a hypothetical           --------- ----------- ------------ ------------ ---------- ------------- ---------
 investment of $10,000       10 years      $1,752       $1,958       $1,958     $2,141        $2,141     $1,698
 with an annual 5% return
 over the time shown.(6)
 This example reflects the
 net operating expenses
 with expense waivers for
 the one-year contractual
 period and the total
 operating expenses
 without expense waivers
 for years two through
 ten.  This is an example
 only, and does not
 represent future
 expenses, which may be
 greater or less than
 those shown here.
 --------------------------- --------- ----------- ------------ ------------ ---------- ------------- ---------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Fund's  distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fee  through  February  28,  2007 to no more than  0.25% and
     0.50%, respectively, of average daily net assets.

(5)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  February 28,, 2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Fund allocates its investment  principally among the U.S.  Investment Grade,
U.S. High-Yield and International sectors. The relative proportion of the Fund's assets to be allocated among these sectors is described below.

o    U.S. Investment Grade Sector Under normal circumstances,  there is no limit to the amount of the Fund's  total assets that will be invested in the U.S.
     investment  grade sector.  In managing the Fund's  assets  allocated to the investment  grade sector,  we will invest  principally in debt  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities and by U.S. corporations.  The corporate debt obligations in  which  the  Fund  may  invest  include  bonds,  notes,  debentures  and commercial paper of U.S. companies. The U.S. Government securities in which the Fund may  invest  include a variety of  securities  which are issued or guaranteed  as to the  payment  of  principal  and  interest  by  the  U.S.
     Government,  and by various agencies or  instrumentalities  which have been established or sponsored by the U.S. Government.

     The  investment  grade sector of the Fund's  assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or  instrumentalities  or by  government  sponsored  corporations.
     Other mortgage-backed securities in which the Fund may invest are issued by
     certain   private,   non-government   entities.   Subject  to  the  quality
     limitations,  the Fund may also  invest in  securities  which are backed by
     assets  such  as   receivables  on  home  equity  and  credit  card  loans,
     automobile,  mobile home,  recreational vehicle and other loans,  wholesale dealer floor plans and leases.

     Securities purchased by the Fund within this sector will be rated in one of the four highest rating  categories or will be unrated  securities  that we determine are of comparable quality.

o    U.S.  High-Yield Sector Under normal  circumstances,  between 5% and 50% of the Fund's total assets will be allocated to the U.S. High-Yield Sector. We will invest the Fund's assets that are allocated to the domestic high-yield sector primarily in those securities  having a liberal and consistent yield and those tending to reduce the risk of market  fluctuations.  The Fund may invest in domestic corporate debt obligations,  including, notes, which may be convertible or  non-convertible,  commercial paper,  units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs").

     The Fund will invest in both rated and unrated bonds.  The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by
     S&P or  Fitch,  Ba or lower  by  Moody's,  or  similarly  rated by  another nationally recognized statistical rating organization. Unrated bonds may be more speculative in nature than rated bonds.

o    International Sector Under normal circumstances,  between 5% and 50% of the
     Fund's  total  assets  will be invested in the  International  Sector.  The
     International  Sector  invests  primarily  in  fixed-income  securities  of issuers  organized  or having a  majority  of their  assets or  deriving  a majority of their operating income in foreign countries. These fixed-income securities  include  foreign  government  securities,  debt  obligations of foreign  companies,  and securities  issued by  supranational  entities.  A supranational  entity is an entity established or financially  supported by the national governments of one or more countries to promote reconstruction or development.  Examples of supranational  entities include, among others, the International  Bank for  Reconstruction  and Development (more commonly known as the World Bank),  the European  Economic  Community,  the European
     Investment Bank, the Inter-Development Bank and the Asian Development Bank.

     The Fund may  invest  in  securities  issued in any  currency  and may hold foreign  currencies.  Securities  of issuers  within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Fund may, from time to time,  purchase or sell foreign  currencies and/or engage in forward foreign currency  transactions in  order to  expedite  settlement  of Fund  transactions  and to  minimize currency value fluctuations.  Currency  considerations carry a special risk for a  portfolio  that  allocates  a  significant  portion of its assets to foreign securities.

     The Fund will invest in both rated and unrated foreign  securities.  It may purchase  securities  of  issuers in any  foreign  country,  developed  and underdeveloped. These investments may include direct obligations of issuers located in emerging  markets  countries.  However,  investments in emerging markets  will,  in the  aggregate,  be  limited  to no more than 15% of the
     Fund's  total  assets.  In addition,  the Fund may invest in sponsored  and unsponsored American Depositary Receipts,  European Depositary Receipts, or
     Global Depositary  Receipts.  The Fund may also invest in zero coupon bonds and may purchase shares of other investment  companies.  Additionally,  the
     Manager will limit non-U.S.  dollar denominated  securities to no more than
     25% of net assets.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
             Securities                          How we use them
---------------------------------------- ----------------------------------
Corporate Bonds:  Debt obligations       The Fund may invest in bonds
issued by a corporation.                 rated in one of the four
                                         highest rating categories for
                                         its U.S. Investment Grade
                                         Sector, and it may invest in
                                         bonds rated BB or lower by S&P
                                         or Fitch and Ba or lower by
                                         Moody's for its U.S.
                                         High-Yield Sector and
                                         International Sector.
---------------------------------------- ----------------------------------
High-yield corporate bonds: Debt         Emphasis is typically on those
obligations issued by a corporation      rated BB or Ba by an NRSRO.
and rated lower than investment grade
by an NRSRO such as S&P or Moody's.      We carefully evaluate an
High-yield bonds, also known as "junk    individual company's financial
bonds," are issued by corporations       situation, its management, the
that have lower credit quality and may   prospects for its industry and
have difficulty repaying principal and   the technical factors related to
interest.                                its bond offering.  Our goal is
                                         to identify those companies that
                                         we believe will be able to repay
                                         their debt obligations in spite
                                         of poor ratings.  The Fund may
                                         invest in unrated bonds if we
                                         believe their credit quality is
                                         comparable to the rated bonds we
                                         are permitted to invest in.
                                         Unrated bonds may be more
                                         speculative in nature than rated
                                         bonds.
--------------------------------------- ----------------------------------
Mortgage-Backed Securities:              The Fund may invest in
Fixed-income securities that represent   mortgage-backed securities
pools of mortgages, with investors       issued or guaranteed by the U.S.
receiving principal and interest         government, its agencies or
payments as the underlying mortgage      instrumentalities or by
loans are paid back. Many are issued     government sponsored
and guaranteed against default by the    corporations.
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, the
Fannie Mae and the Government National
Mortgage Association. Others are
issued by private financial
institutions, with some fully
collateralized by certificates issued
or guaranteed by the government or its
agencies or instrumentalities.
---------------------------------------- ----------------------------------
Collateralized mortgage obligations      The Fund may invest in CMOs and
(CMOs) and real estate mortgage          REMICs. Certain CMOs and REMICs
investment conduits (REMICs): CMOs are   may have variable or floating
privately issued mortgage-backed bonds   interest rates and others may be
whose underlying value is the            stripped. Stripped mortgage
mortgages that are collected into        securities are generally
different pools according to their       considered illiquid and to such
maturity. They are issued by U.S.        extent, together with any other
government agencies and private          illiquid investments, will not
issuers. REMICs are privately issued     exceed the Fund's limit on
mortgage-backed bonds whose underlying   illiquid securities. In
value is a fixed pool of mortgages       addition, subject to certain
secured by an interest in real           quality and collateral
property. Like CMOs, REMICs offer        limitations, the Fund may invest
different pools.                         up to 20% of its total assets in
                                         CMOs and REMICs issued by
                                         private entities which are not
                                         collateralized by securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies or
                                         instrumentalities, so called
                                         non-agency mortgage backed
                                         securities.
---------------------------------------- ----------------------------------
Asset-Backed Securities: Bonds or        The Fund may invest in
notes backed by accounts receivables,    asset-backed securities rated in
including home equity, automobile or     one of the four highest rating
credit loans.                            categories by an NRSRO.
---------------------------------------- ----------------------------------
U.S. Government Securities: U.S.         The Fund may invest in U.S.
Treasury securities are backed by the    government securities for
"full faith and credit" of the United    temporary purposes or otherwise,
States. Securities issued or             as is consistent with its
guaranteed by federal agencies and       investment objective and
U.S. government sponsored                policies.  These securities are
instrumentalities may or may not be      issued or guaranteed as to the
backed by the "full faith and credit"    payment of principal and
of the United States. In the case of     interest by the U.S. government,
securities not backed by the "full       or by various agencies or
faith and credit" of the United          instrumentalities which have
States, investors in such securities     been established or sponsored by
look principally to the agency or        the U.S. government.
instrumentality issuing or
guaranteeing the obligation for
ultimate repayment.
---------------------------------------- ----------------------------------
Foreign Government Securities:  Debt     The fixed-income securities in
issued by a government other than the    which the Fund may invest
United States or by an agency,           include those issued by foreign
instrumentality or political             governments.
subdivision of such governments.
---------------------------------------- ----------------------------------
Repurchase Agreements: An agreement      Typically, we use repurchase
between a buyer of securities, such as   agreements as a short-term
the Fund, and a seller of securities,    investment for the Fund's cash
in which the seller agrees to buy the    position or for temporary
securities back within a specified       defensive purposes.  In order to
time at the same price the buyer paid    enter into these repurchase
for them, plus an amount equal to an     agreements, the Fund must have
agreed upon interest rate. Repurchase    collateral of at least 102% of
agreements are often viewed as           the repurchase price.  The Fund
equivalent to cash.                      will only enter into repurchase
                                         agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- ----------------------------------
Restricted Securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, commonly known as
                                         "Rule 144A Securities."
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's 15% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid Securities: Securities that     We may invest up to 15% of the
do not have a ready market, and cannot   Fund's net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- ----------------------------------
Short-Term Debt Investments: These       The Fund may invest in these
instruments include (1) time deposits,   instruments either as a means to
certificates of deposit and bankers      achieve its investment objective
acceptances issued by a U.S.             or, more commonly, as temporary
commercial bank; (2) commercial paper    defensive investments or pending
of the highest quality rating; (3)       investment in the Fund's
short-term debt obligations with the     principal investment
highest quality rating; (4) U.S.         securities.  When investing all
government securities; and (5)           or a significant portion of its
repurchase agreements collateralized     assets in these instruments, the
by those instruments.                    Fund may not be able to achieve
                                         its investment objective.
---------------------------------------- ----------------------------------
Time Deposits: Time deposits are         Time deposits maturing in more
non-negotiable deposits maintained in    than seven days will not be
a banking institution for a specified    purchased by the Fund, and time
period of time at a stated interest      deposits maturing from two
rate.                                    business days through seven
                                         calendar days will not exceed
                                         15% of the total assets of the
                                         Fund.
---------------------------------------- ----------------------------------
Zero Coupon and Pay-In-Kind Bonds:       The Fund may purchase
Zero coupon bonds are debt obligations   fixed-income securities,
which do not entitle the holder to any   including zero coupon bonds and
periodic payments of interest prior to   PIK bonds, consistent with its
maturity or a specified date when the    investment objective.
securities begin paying current
interest, and therefore are issued and
traded at a discount from their face
amounts or par value. Pay-in-kind
("PIK") bonds pay interest through the
issuance to holders of additional
securities.
---------------------------------------- ----------------------------------
American Depositary Receipts (ADRs),     The Fund may invest in sponsored
European Depositary Receipts (EDRs),     and unsponsored ADRs.  Such ADRs
and Global Depositary Receipts           that the Fund may invest in will
(GDRs):  ADRs are receipts issued by a   be those that are actively
U.S. depositary (usually a U.S. bank)    traded in the United States.
and EDRs and GDRs are receipts issued
by a depositary outside of the U.S.      In conjunction with its
(usually a non-U.S. bank or trust        investments in foreign
company or a foreign branch of a U.S.    securities, the  Fund may also
bank).  Depositary receipts represent    invest in sponsored and
an ownership interest in an underlying   unsponsored EDRs and GDRs.
security that is held by the
depositary.  Generally, the underlying
security represented by an ADR is
issued by a foreign issuer and the
underlying security represented by an
EDR or GDR may be issued by a foreign
or U.S. issuer. Sponsored depositary
receipts are issued jointly by the
issuer of the underlying security and
the depositary, and unsponsored
depositary receipts are issued by the
depositary without the participation
of the issuer of the underlying
security.  Generally, the holder of
the depositary receipt is entitled to
all payments of interest, dividends or
capital gains that are made on the
underlying security.
---------------------------------------- ----------------------------------
Futures and Options: A futures           The Fund may invest in futures,
contract is a bilateral agreement        options and closing transactions
providing for the purchase and sale of   related thereto. These
a specified type and amount of a         activities will be entered into
financial instrument, or for the         for hedging purposes and to
making and acceptance of a cash          facilitate the ability to
settlement, at a stated time in the      quickly deploy into the market
future for a fixed price. A call         the Fund's cash, short-term debt
option is a short-term contract          securities and other money
pursuant to which the purchaser of the   market instruments at times when
call option, in return for the premium   the Fund's assets are not fully
paid, has the right to buy, and the      invested.  The Fund may only
seller of the call option has the        enter into these transactions
obligation to sell, the security or      for hedging purposes if it is
other financial instrument underlying    consistent with its respective
the option at a specified exercise       investment objective and
price at any time during the term of     policies. The Fund may not
the option. A put option is a similar    engage in such transactions to
contract in which the purchaser of the   the extent that obligations
put option, in return for a premium,     resulting from these activities,
has the right to sell, and the seller    in the aggregate, exceed 25% of
of the put option has the obligation     the Fund's assets.  In addition,
to buy,  the underlying security or      the Fund may enter into futures
other financial instrument at a          contracts, purchase or sell
specified price during the term of the   options on futures contracts,
option.                                  and trade in options on foreign
                                         currencies, and may enter into
                                         closing transactions with
                                         respect to such activities to
                                         hedge or "cross hedge" the
                                         currency risks associated with
                                         its investments. Generally,
                                         futures contracts on foreign
                                         currencies operate similarly to
                                         futures contracts concerning
                                         securities, and options on
                                         foreign currencies operate
                                         similarly to options on
                                         securities. See also "Foreign
                                         Currency Transactions" below.
                                         To the extent that the Fund
                                         sells or "writes" put and call
                                         options, it will designate
                                         assets sufficient to "cover"
                                         these obligations and mark them
                                         to market daily.
--------------------------------------- ----------------------------------
Foreign Currency Transactions: A         Although the Fund values its
forward foreign currency exchange        assets daily in terms of U.S.
contract involves an obligation to       dollars, it does not intend to
purchase or sell a specific currency     convert its holdings of foreign
on a fixed future date at a price that   currencies into U.S. dollars on
is set at the time of the contract.      a daily basis. The Fund may,
The future date may be any number of     however, from time to time,
days from the date of the contract as    purchase or sell foreign
agreed by the parties involved.          currencies and/or engage in
                                         forward foreign currency
                                         transactions in order to
                                         expedite settlement of Fund
                                         transactions and to minimize
                                         currency value fluctuations.
---------------------------------------- ----------------------------------
Interest Rate Swap, Index Swap and       We may use interest rate swaps
Credit Default Swap Agreements:  In an   to adjust the Fund's sensitivity
interest rate swap, a fund receives      to interest rates or to hedge
payments from another party based on a   against changes in interest
variable or floating interest rate, in   rates. Index swaps may be used
return for making payments based on a    to gain exposure to markets that
fixed interest rate. An interest rate    the Fund invests in, such as the
swap can also work in reverse with a     corporate bond market. We may
fund receiving payments based on a       also use index swaps as a
fixed interest rate and making           substitute for futures or
payments based on a variable or          options contracts if such
floating interest rate. In an index      contracts are not directly
swap, a fund receives gains or incurs    available to the Fund on
losses based on the total return of a    favorable terms. We may enter
specified index, in exchange for         into credit default swaps in
making interest payments to another      order to hedge against a credit
party. An index swap can also work in    event, to enhance total return
reverse with a fund receiving interest   or to gain exposure to certain
payments from another party in           securities or markets.
exchange for movements in the total
return of a specified index. In a
credit default swap, a fund may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a fund may assume
the financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from
another party. Interest rate swaps,
index swaps and credit default swaps
may be considered to be illiquid.
---------------------------------------- ----------------------------------

The Fund may also invest in other securities.  Please see the SAI for additional information on these securities as well as those listed in the table above.

Lending  securities  The  Fund  may lend up to 25% of its  assets  to  qualified brokers,  dealers  and  institutional  investors  for  use in  their  securities transactions. These transactions may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest  to the lending  banks on the amount  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Purchasing  securities on a when-issued  or delayed  delivery basis The Fund may buy or sell  securities on a when-issued  or delayed  delivery  basis;  that is, paying for securities  before  delivery or taking  delivery at a later date. The
Fund will  designate  cash or  securities  in  amounts  sufficient  to cover its obligations, and will value the designated assets daily.

Portfolio  turnover We anticipate that the Fund's annual portfolio turnover will exceed 100%, and may be  considerably in excess of 200%. A turnover rate of 100%
would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.
The turnover rate may also be affected by cash requirements from redemptions and purchases  of fund  shares.  A high rate of  portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the  Fund's  assets  in money  market  instruments  when the  manager determines  that market  conditions  warrant.  We may also hold a portion of the
Fund's assets in cash for liquidity purposes.  To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market-like the stock or bond    securities we believe can
market-will decline in value because     continue to provide returns over
of economic conditions, future           an extended time frame
expectations or investor confidence.     regardless of these interim
                                         market fluctuations.  Generally,
Index swaps are subject to the same      we do not try to predict overall
market risks as the investment market    market movements.
or sector that the index represents.
Depending on the actual movements of     In evaluating the use of an
the index and how well the portfolio     index swap for the Fund, we
manager forecasts those movements, a     carefully consider how market
fund could experience a higher or        changes could affect the swap
lower return than anticipated.           and how that compares to our
                                         investing directly in the market
                                         the swap is intended to
                                         represent.  When selecting
                                         dealers with whom we would make
                                         interest rate or index swap
                                         agreements for the Fund, we
                                         focus on those dealers with high
                                         quality ratings and do careful
                                         credit analysis before engaging
                                         in the transaction.
---------------------------------------- ----------------------------------
Interest rate risk is the risk that      We limit the amount of the
securities, particularly bonds with      Fund's assets invested in any
longer maturities, will decrease in      one industry and in any
value if interest rates rise and         individual security.
increase in value if interest rates
fall.  Investments in equity             The Fund is subject to various
securities issued by small and medium    interest rate risks depending
sized companies, which often borrow      upon its investment objectives
money to finance operations, may also    and policies.  We cannot
be adversely affected by rising          eliminate this risk, but we do
interest rates.                          try to address it by monitoring
                                         economic conditions, especially
Swaps may be particularly sensitive to   interest rate trends and their
interest rate changes.  Depending on     potential impact on the Fund.
the actual movements of interest rates   The Fund does not try to
and how well the portfolio manager       increase returns on its
anticipates them, a portfolio could      investments in debt securities
experience a higher or lower return      by predicting and aggressively
than anticipated.  For example, if a     capitalizing on interest rate
portfolio holds interest rate swaps      movements.
and is required to make payments based
on variable interest rates, it will      By investing in swaps, the Fund
have to make increased payments if       is subject to additional
interest rates rise, which will not      interest rate risk.  The Fund
necessarily be offset by the             will not invest in interest rate
fixed-rate payments it is entitled to    or index swaps with maturities
receive under the swap agreement.        of more than two years.  Each
                                         business day we will calculate
                                         the amount the Fund must pay for
                                         any swaps it holds and will
                                         designate enough cash or other
                                         liquid securities to cover that
                                         amount.
---------------------------------------- ----------------------------------
Credit risk is the possibility that a    Our careful, credit-oriented
bond's issuer (or an entity that         bond selection and our
insures the bond) will be unable to      commitment to hold a diversified
make timely payments of interest and     selection of high-yield bonds
principal.                               are designed to manage this risk.

Investing in so-called "junk" or         It is likely that protracted
"high-yield" bonds entails the risk of   periods of economic uncertainty
principal loss, which may be greater     would cause increased volatility
than the risk involved in investment     in the market prices of
grade bonds. High-yield bonds are        high-yield bonds, an increase in
sometimes issued by companies whose      the number of high-yield bond
earnings at the time the bond is         defaults and corresponding
issued are less than the projected       volatility in the Fund's net
debt payments on the bonds.              asset value.

A protracted economic downturn may       Our holdings of high quality
severely disrupt the market for          investment grade bonds are less
high-yield bonds, adversely affect the   subject to credit risk and may
value of outstanding bonds and           help to balance any credit
adversely affect the ability of          problems experienced by
high-yield issuers to repay principal    individual high-yield bond
and interest.                            issuers or foreign issuers.

                                         When selecting dealers with whom
                                         we would make interest rate or
                                         index swap agreements, we focus
                                         on those with high quality
                                         ratings and do careful credit
                                         analysis before investing.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    We attempt to reduce the risks
securities may be adversely affected     presented by such investments by
by political instability, changes in     conducting world-wide
currency exchange rates, foreign         fundamental research, including
economic conditions or inadequate        country visits.  In addition,
regulatory and accounting standards.     we monitor current economic and
                                         market conditions and trends,
                                         the political and regulatory
                                         environment and the value of
                                         currencies in different
                                         countries in an effort to
                                         identify the most attractive
                                         countries and securities.
                                         Additionally, when currencies
                                         appear significantly overvalued
                                         compared to average real
                                         exchange rates, the Fund may
                                         hedge exposure to those
                                         currencies for defensive
                                         purposes.
---------------------------------------- ----------------------------------
Currency risk is the risk that the       The Fund, which has exposure to
value of an investment may be            global and international
negatively affected by changes in        investments, may be affected by
foreign currency exchange rates.         changes in currency rates and
Adverse changes in exchange rates may    exchange control regulations and
reduce or eliminate any gains produced   may incur costs in connection
by investments that are denominated in   with conversions between
foreign currencies and may increase      currencies.  To hedge this
losses.                                  currency risk associated with
                                         investments in non-U.S. dollar
                                         denominated securities, the Fund
                                         may invest in forward foreign
                                         currency contracts.  These
                                         activities pose special risks
                                         which do not typically arise in
                                         connection with investments in
                                         U.S. securities.  In addition,
                                         the Fund may engage in foreign
                                         currency options and futures
                                         transactions.
---------------------------------------- ----------------------------------
Emerging markets risk is the             We may invest a portion of the
possibility that the risks associated    Fund's assets in securities of
with international investing will be     issuers located in emerging
greater in emerging markets than in      markets. We cannot eliminate
more developed foreign markets           these risks but will attempt to
because, among other things, emerging    reduce these risks through
markets may have less stable political   portfolio diversification,
and economic environments. In            credit analysis and attention to
addition, in many emerging markets       trends in the economy,
there is substantially less publicly     industries and financial markets
available information about issuers      and other relevant factors.  The
and the information that is available    Fund's investments in emerging
tends to be of a lesser quality.         markets will, in the aggregate,
Economic markets and structures tend     be limited to no more than 15%
to be less mature and diverse and the    of the Fund's total assets.
securities markets, which are subject
to less government regulation or
supervision, may also be smaller, less
liquid and subject to greater price
volatility.
---------------------------------------- ----------------------------------
Lower rated fixed-income securities      We limit investments in
(high-yield, high-risk securities),      high-risk, high-yield
while generally having higher yields,    fixed-income securities. We also
are subject to reduced                   attempt to reduce the risk
creditworthiness of issuers, increased   associated with investment in
risks of default and a more limited      high-yield debt securities
and less liquid secondary market than    through portfolio
higher rated securities. These           diversification, credit
securities are subject to greater        analysis, attention to trends in
price volatility and risk of loss of     the economy, industries and
income and principal than are higher     financial markets, and complying
rated securities. Lower rated and        with the limits on the exposure
unrated fixed-income securities tend     to this asset class described in
to reflect short-term corporate and      this Prospectus.
market developments to a greater
extent than higher rated fixed-income
securities, which react primarily to
fluctuations in the general level of
interest rates. Fixed-income
securities of this type are considered
to be of poor standing and primarily
speculative. Such securities are
subject to a substantial degree of
credit risk.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price that a fund has valued them.
                                         Swap agreements entered into by
The high-yield secondary market is       the Fund will be treated as
particularly susceptible to liquidity    illiquid securities.  However,
problems when institutional investors,   swap dealers may be willing to
such as mutual funds and certain other   repurchase interest rate swaps.
financial institutions, temporarily
stop buying bonds for regulatory,
financial or other reasons.
---------------------------------------- ----------------------------------
Futures contracts, options on futures    We may use certain options
contracts, forward contracts, and        strategies or may use futures
certain options used as investments      contracts and options on futures
for hedging and other non-speculative    contracts. We will not enter
purposes involve certain risks. For      into futures contracts and
example, a lack of correlation between   options thereon to the extent
price changes of an option or futures    that more than 5% of the Fund's
contract and the assets being hedged     total assets are required as
could render a fund's hedging strategy   futures contract margin deposits
unsuccessful and could result in         and premiums on options and only
losses. The same results could occur     to the extent that obligations
if movements of foreign currencies do    under such futures contracts and
not correlate as expected by the         options thereon would not exceed
investment advisor at a time when a      20% of the Fund's total assets.
fund is using a hedging instrument
denominated in one foreign currency to   We may also use options and
protect the value of a security          futures to gain exposure to a
denominated in a second foreign          particular market segment
currency against changes caused by       without purchasing individual
fluctuations in the exchange rate for    securities in the segment.
the dollar and the second currency. If
the direction of securities prices,      See also "Foreign Risk" and
interest rates or foreign currency       "Currency Risk" above.
prices is incorrectly predicted, the
fund will be in a worse position than
if such transactions had not been
entered into. In addition, since there
can be no assurance that a liquid
secondary market will exist for any
contract purchased or sold, a fund may
be required to maintain a position
(and in the case of written options
may be required to continue to hold
the securities used as cover) until
exercise or expiration, which could
result in losses. Further, options and
futures contracts on foreign
currencies, and forward contracts,
entail particular risks related to
conditions affecting the underlying
currency. Over-the-counter
transactions in options and forward
contracts also involve risks arising
from the lack of an organized exchange
trading environment.
---------------------------------------- ----------------------------------
Zero coupon and pay-in-kind bonds are    We may invest in zero coupon and
generally considered to be more          pay-in-kind bonds to the extent
interest sensitive than income-bearing   consistent with the Fund's
bonds, to be more speculative than       investment objective.  We cannot
interest-bearing bonds, and to have      eliminate the risks of zero
certain tax consequences which could,    coupon bonds, but we do try to
under certain circumstances, be          address them by monitoring
adverse to the Fund. For example, the    economic conditions, especially
Fund accrues, and is required to         interest rate trends and their
distribute to shareholders, income on    potential impact on the Fund.
its zero coupon bonds. However, the
Fund may not receive the cash
associated with this income until the
bonds are sold or mature. If the Fund
does not have sufficient cash to make
the required distribution of accrued
income, the Fund could be required to
sell other securities in its portfolio
or to borrow to generate the cash
required.
---------------------------------------- ----------------------------------
Portfolio turnover rates reflect the     The Fund will normally
amount of securities that are replaced   experience an annual portfolio
from the beginning of the year to the    turnover rate exceeding 200%.
end of the year by the Fund.  The
higher the amount of portfolio
activity, the higher the brokerage
costs and other transaction costs of
the Fund are likely to be.  The amount
of portfolio activity will also affect
the amount of taxes payable by the
Fund's shareholders that are subject
to federal income tax, as well as the
character (ordinary income vs. capital
gains) of such tax obligations.
---------------------------------------- ----------------------------------
Prepayment Risk is the risk that         We may invest in mortgage-backed
homeowners will prepay mortgages         securities, CMOs and REMICs.  We
during periods of low interest rates,    take into consideration the
forcing an investor to reinvest money    likelihood of prepayment when
at interest rates that might be lower    mortgages are selected. We may
than those on the prepaid mortgage.      look for mortgage securities
                                         that have characteristics that
                                         make them less likely to be
                                         prepaid, such as low outstanding
                                         loan balances or below-market
                                         interest rates.
---------------------------------------- ----------------------------------
Transaction Costs Risk is the risk       The Fund is subject to
that the cost of buying, selling and     transaction costs risk to the
holding foreign securities, including    extent that its respective
brokerage, tax and custody costs, may    objective and policies permit it
be higher than those involved in         to invest, and it actually does
domestic transactions.                   invest, in foreign securities.
                                         We strive to monitor transaction
                                         costs and to choose an efficient
                                         trading strategy for the Fund.
---------------------------------------- ----------------------------------
Foreign government securities risks      We attempt to reduce the risks
involve the ability of a foreign         associated with investing in
government or government-related         foreign governments by limiting
issuer to make timely principal and      the portion of portfolio assets
interest payments on its external debt   that may be invested in such
obligations.  This ability to make       securities.
payments will be strongly influenced
by the issuer's balance of payments,
including export performance, its
access to international credits and
investments, fluctuations in interest
rates and the extent of its foreign
reserves.
---------------------------------------- ----------------------------------
Valuation risk: A less liquid            We will strive to manage this
secondary market, as described above,    risk by carefully evaluating
makes it more difficult for the Fund     individual bonds and by limiting
to obtain precise valuations of the      the amount of the Fund's assets
high-yield securities in its             that can be allocated to
portfolio.  During periods of reduced    privately placed high-yield
liquidity, judgment plays a greater      securities.
role in valuing high-yield securities.
---------------------------------------- ----------------------------------
Legislative and regulatory risk: The     We monitor the status of
United States Congress has from time     regulatory and legislative
to time taken or considered              proposals to evaluate any
legislative actions that could           possible effects they might have
adversely affect the high-yield bond     on the Fund's portfolio.
market. For example, Congressional
legislation has, with some exceptions,
generally prohibited federally insured
savings and loan institutions from
investing in high-yield securities.
Regulatory actions have also affected
the high-yield market. Similar actions
in the future could reduce liquidity
for high-yield securities, reduce the
number of new high-yield securities
being issued and could make it more
difficult for the Fund to attain its
investment objective.
---------------------------------------- ----------------------------------
Derivatives Risk is the possibility      We will use derivatives for
that a fund may experience a             defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving swaps such as         portfolio without actually
interest rate swaps, index swaps and     selling a security, to
credit default swaps) related to a       neutralize the impact of
security or a securities index and       interest rate changes, to affect
that security or index moves in the      diversification or to earn
opposite direction from what the         additional income. We will not
portfolio manager had anticipated.       use derivatives for reasons
Another risk of derivative               inconsistent with our investment
transactions is the creditworthiness     objectives.
of the counterparty because the
transaction depends on the willingness
and ability of the counterparty to
fulfill its contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a fund
from using the strategy.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager and sub-advisor
Effective September 1, 2004, the Fund is managed by Delaware Management Company, a series of Delaware  Management  Business Trust,  which is an indirect,  wholly owned  subsidiary of Delaware  Management  Holdings,  Inc.  Delaware  Management
Company makes  investment  decisions for the Fund,  manages the Fund's  business affairs and  provides  daily  administrative  services.  For its  services,  the manager was paid an aggregate  fee of 0.44% of average  daily net assets for the last fiscal year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the fiscal year ended October 31, 2005.

Portfolio managers
Timothy L. Rabe,  Paul Grillo and Philip R. Perkins have primary  responsibility for making day-to-day  investment  decisions for the Fund. When making decisions for the Fund,  Messrs.  Rabe,  Grillo and Perkins regularly consult with Ryan K.
Brist and Stephen R. Cianci.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before that, Mr. Rabe worked as a tax analyst for
The Northern Trust Company. Mr. Rabe is a CFA charterholder.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in
Business  Management from North Carolina State  University and an MBA in Finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group
and as Financial Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible  for Local Markets  Trading.  Prior to that,  Mr.  Perkins was Chief
Executive  Officer of Dinner Key  Advisors  Inc.,  a  registered  broker  dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Ryan K.  Brist,  Executive  Vice  President/Managing  Director/Chief  Investment
Officer,  Fixed Income,  earned his bachelor's  degree from Indiana  University.
Prior to joining  Delaware  Investments  in August  2000,  he served as a Senior
Trader and Corporate  Specialist for Conseco Capital  Management's  fixed-income group. He previously worked in oil/gas investment banking as an Analyst for Dean
Witter Reynolds in New York. He is a CFA Charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in Finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  Finance  at  Widener   University   and  a  CFA
charterholder.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other securities in the Fund.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

 Investment Manager                          Board of Trustees                JPMorgan Chase Bank
 Delaware Management Company                                                  4 Chase Metrotech Center
 2005 Market Street                          The Funds                        Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page __ for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees.  These independent fund
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge'' below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% (currently,  waived not to exceed 0.25%) of average daily net assets, which is lower  than the 12b-1 fee for Class B, Class C and Class R shares.
     See "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest  hundredth.  The actual percentage of sales charge as a percentage of the amount  invested will vary  depending on the amount invested,  rounding and the then-current NAV. Similarly, the actual sales charge as a  percentage  of offering  price may be  different  due to the amount invested,  rounding and the then-current  offering may be greater or lesser than the percentage shown.

--------------------------------- ------------------------------ ------------------------------
                                        Sales charge as %              Sales charge as %
       Amount of purchase               of offering price            of net amount invested
--------------------------------- ------------------------------ ------------------------------
        Less than $100,000                     4.50%                          5.13%
--------------------------------- ------------------------------ ------------------------------
 $100,000 but less than $250,000               3.50%                          4.00%
--------------------------------- ------------------------------ ------------------------------
 $250,000 but less than $500,000               2.50%                          3.00%
--------------------------------- ------------------------------ ------------------------------
$500,000 but less than $1 million              2.00%                          2.44%
--------------------------------- ------------------------------ ------------------------------
       $1 million or more         None (Limited CDSC may apply)* None (Limited CDSC may apply)*
--------------------------------- ------------------------------ ------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the net asset  value at the time of  purchase of the Class A shares  being  redeemed or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A shares even if those  shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A shares, the "net asset value of such shares at the  time of  redemption"  will be the net  asset  value  of the  shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed  that  shares not  subject to the  Limited  CDSC are the first  redeemed  followed by other  shares  held for the longest  period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a  12b-1  fee of no  more  than  0.30%
     (currently,  waived not to exceed  0.25%).  Conversion may occur as late as three months after the eighth  anniversary  of purchase,  during which time
     Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently,  waived not to exceed 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously  maintained on Delaware's retirement record keeping  system or maintained on BISYS's  retirement  record keeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP-IRA's,  SAR-SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such programs require the purchase of a specific class of shares.

Any account  holding  Class A shares as of June 1, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B shares or Class C shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
Your  financial  advisor  that sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- ----------- ---------- -------------- ----------
                                       Class A(1)  Class B(2) Class C(3)     Class R(4)
-------------------------------------- ----------- ---------- -------------- ----------
Commission (%)                             -         4.00%       1.00%            -
-------------------------------------- ----------- ---------- -------------- ----------
  Investment less than $50,000           4.00%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $50,000 but less than $100,000         4.00%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $100,000 but less than $250,000        3.00%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $250,000 but less than $500,000        2.00%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $500,000 but less than $1,000,000      1.60%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $1,000,000 but less than $5,000,000    1.00%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $5,000,000 but less than $25,000,000   0.50%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
  $25,000,000 or more                    0.25%         -           -              -
-------------------------------------- ----------- ---------- -------------- ----------
12b-1 Fee to Dealer                      0.30%       0.25%       1.00%          0.60%
-------------------------------------- ----------- ---------- -------------- ----------

(1) On sales of Class A shares,  the  Distributor  re-allows to your  securities dealer a portion of the  front-end  sales charge  depending  upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee  applicable to Class A shares.  However the  Distributor  has  contracted to limit this amount to 0.25% through February 28, 2007.

(2) On sales of Class B shares,  the Distributor pays your securities  dealer an up-front  commission of 4.00%.  Your  securities  dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25%  from the date of  purchase.  After approximately  eight years,  Class B shares  automatically  convert into Class A shares and dealers may then be eligible to receive the 12b-1 fee  applicable  to
Class A.

(3) On sales of Class C shares,  the Distributor pays your securities  dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%.  During the first 12 months,  the
Distributor  retains the full 1.00% 12b-1 fee to  partially  offset the up-front commission  and the prepaid  0.25% service fee advanced at the time of purchase.
Starting in the 13th month,  your  securities  dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4) On sales of Class R shares,  the  Distributor  does not pay your  securities dealer an up-front  commission.  The  maximum  12b-1 fee  applicable  to Class R shares is 0.60% of  average  daily net  assets.  However,  the  Distributor  has contracted  to limit  this  amount to 0.50%  through  February  28,  2007.  Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware  Investments Funds holdings in any other account,  including  retirement accounts held indirectly or through an  intermediary  and the name of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

--------------------------- ---------------------------------------- -------------------------------------------------------------
         Program            How it works                                                     Share class
                                                                           A                       B                      C
--------------------------- ---------------------------------------- ----------------- -------------------------------------------
Letter of Intent            Through a Letter of Intent you agree           X           Although the Letter of Intent and Rights
                            to invest a certain amount in                              of Accumulation do not apply to the
                            Delaware Investments Funds (except                         purchase of Class B and Class C shares,
                            money market funds with no sales                           you can combine your purchase of Class A
                            charge) over a 13-month period to                          shares with your purchase of Class B and
                            qualify for reduced front-end sales                        Class C shares to fulfill your Letter of
                            charges.                                                   Intent or qualify for Rights of
                                                                                       Accumulation.

--------------------------- ---------------------------------------- ----------------- -------------------------------------------
Rights of Accumulation      You can combine your holdings or               X
                            purchases of all funds in the
                            Delaware Investments family (except
                            money market funds with no sales
                            charge) as well as the holdings and
                            purchases of your spouse and
                            children under 21 to qualify for
                            reduced front-end sales charges.

--------------------------- ---------------------------------------- ----------------- -------------------------- ----------------
Reinvestment of             Up to 12 months after you redeem         For Class A,      For Class B, your          Not
Redeemed Shares             shares, you can reinvest the             you will not      account will be            available.
                            proceeds without paying a sales          have to pay       credited with the
                            charge, as noted to the right.           an additional     contingent deferred
                                                                     front-end         sales charge you
                                                                     sales charge.     previously paid on the
                                                                                       amount you are
                                                                                       reinvesting. Your
                                                                                       schedule for
                                                                                       contingent deferred
                                                                                       sales charges and
                                                                                       conversion to Class A
                                                                                       will not start over
                                                                                       again, it will pick up
                                                                                       from the point at
                                                                                       which you redeemed
                                                                                       your shares.

--------------------------- ---------------------------------------- ----------------- -------------------------------------------
SIMPLE IRA, SEP IRA,        These investment plans may qualify             X           There is no reduction in sales charges
SAR/SEP, Profit             for reduced sales charges by                               for Class B or Class C shares for group
Sharing, Pension,           combining the purchases of all                             purchases by retirement plans.
401(k), SIMPLE 401(k),      members of the group. Members of
403(b)(7), and 457          these groups may also qualify to
Retirement Plans            purchase shares without a front-end
                            sales charge and may qualify for a
                            waiver of any contingent deferred
                            sales charges on Class A shares.
--------------------------- ---------------------------------------- ----------------- -------------------------------------------

Buying Class A shares at Net Asset Value

Class A shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees of any fund in the Delaware  Investments  family,  the Manager or any of the Manager's current affiliates and those that may in the future be
     created;   (ii)  legal   counsel  to  the  funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a fund in the Delaware  Investments  family may exchange into Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of funds in the Delaware Investments family.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ----------------- ----------------- ---------------
                                                                              Share Class
--------------------------------------------------------- ----------------- ----------------- ---------------
                   Category                                     A*                 B                  C
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions in accordance with a Systematic Withdrawal                             X                  X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions that result from the Fund's right to                                   X                  X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions to participants or beneficiaries from a                        Not available.    Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code")
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions pursuant to the direction of a participant           X           Not available.    Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan
--------------------------------------------------------- ----------------- ----------------- ---------------
Periodic distributions from an individual retirement                                                  X
account (i.e., IRA, ROTH IRA, EDUCATION OR COVERDALE
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan** (403(b)(7) plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Internal Revenue Code
("IRC") or a hardship or unforeseen emergency provision
in the qualified plan as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
--------------------------------------------------------- ----------------- ----------------- ---------------
Returns of Excess Contributions due to any regulatory            X                 X                  X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, EDUCATION OR COVERDALE IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions by other employee benefit plans to pay                         Not available.    Not available.
benefits
--------------------------------------------------------- ----------------- ----------------- ---------------
Systematic withdrawals from a retirement account or                                X                  X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
The systematic withdrawal may be pursuant to Delaware
Investments funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the IRC.
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions from an account of a redemption resulting                            X                  X
from the death or disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions by certain legacy retirement assets that                         Not available.           X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions by the classes of shareholders who are               X           Not available.    Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ----------------- ----------------- ---------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments  family's  Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

About your account (continued)

How to buy shares (continued)

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

About your account (continued)

How to buy shares (continued)

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

About your account (continued)

How to redeem shares (continued)

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the  price you paid for the  original  shares  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

If you have an account in the same Delaware  Investments  Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semi-annual reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents thirty days after receiving your request.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

About your account (continued)

Special services (continued)

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Account access is a password protected area of the Delaware Investments internet
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another  Delaware  Investments Fund without paying a front-end sales charge or a contingent  deferred sales charge at the time of the exchange.  However,  if you exchange  shares from a money  market fund that does not have a sales  charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares.  When exchanging Class B and Class C shares of one fund for the same class of shares in other  funds,  your new  shares  will be  subject to the same contingent  deferred  sales charge as the shares you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same,  with the  amount of time you held your  original  shares  being  credited toward the holding  period of your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

About your account (continued)

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Capital gains, if any, are paid annually. The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares  or  receive  them  in  cash.  For  federal  income  tax  purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

Financial highlights
The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

----------------------------------------- -----------------------------------------------------------------------

                                                                Delaware Diversified Income Fund
                                                                            Class A
                                                   2005       2004        2003         2002(3)*         2001*
----------------------------------------- -------------- ---------- -------------- -------------- ---------------

Net asset value, beginning of period             $8,930      $8.590     $8.960         $9.440          $8.600

Income (loss) from investment operations:
Net investment income(1)                          0.320       0.377      0.374          0.444           0.541
Net realized and unrealized gain (loss)
on investments and foreign currencies            (0.229)      0.450      0.804         (0.001)          0.685
                                                -------      ------     ------         -------         ------
Total from investment operations                 (0.099)      0.827      1.178          0.443           1.226
                                                -------      ------     ------         -------         ------
Less dividends and distributions from:
Net investment income                            (0.389)     (0.434)    (1.274)        (0.477)         (0.361)
Net realized gain on investments                 (0.092)     (0.053)    (0.274)        (0.446)         (0.025)
Return of capital                                (0.008)        ---        ---            ---             ---
                                                -------      ------     ------         -------         ------
Total dividends and distributions                (0.489)     (0.487)    (1.548)        (0.923)         (0.386)
                                                -------      ------     ------         -------         ------

Net asset value, end of period                   $8.540      $8.930     $8.590         $8.960          $9.440
                                                =======      ======     ======         ======          ======

Total return(2)                                    1.04%       9.92%     14.80%          5.39%          14.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $708,433   $ 294,033    $83,100         $4,391          $8,672
Ratio of expenses to average net assets            1.00%       1.02%      1.00%          0.58%           0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                    1.14%       1.19%      1.60%          1.11%           0.62%
Ratio of net investment income to average
net assets                                         3.72%       4.33%      4.51%          5.09%           6.05%
Ratio of net investment income to average
net assets prior to expense limitation
and expenses paid indirectly                       3.58%       4.16%      3.91%          4.56%           5.98%
Portfolio turnover                                  417%        452%       620%           545%            252%
----------------------------------------- -------------- ---------- -------------- -------------- ---------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and  distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

(3)  As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization  of all premiums  and  discounts  on debt  securities  and the recording  of  paydown  gains and  losses  on  mortgage-  and  asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.044,  an increase in net realized  gain (loss) per share of
     $0.044, and a decrease in the ratio of net investment income to average net assets of 0.51%. Per share data and ratios for periods prior to November 1,
     2001 have not been restated to reflect these changes in accounting.

*    Effective   October  28,  2002,   Delaware  Pooled  Trust  -  The  Delaware
     Diversified  Core Fixed Income  Portfolio  ("Pooled Trust  Portfolio")  was
     merged into the Delaware Group Adviser Funds - Delaware  Diversified Income
     Fund.  Financial  highlights  for the periods  prior to October  28,  2002, reflect the operating  history of the Pooled Trust  Portfolio.  Performance prior to October 28, 2002 does not reflect the impact of  distribution  and service  (12b-1) fees and the higher  management  and transfer  agency fees currently borne by holders of Class A shares.

------------------------------------------ ------------------------------------
Delaware Diversified Income Fund                                       Class B

                                                                    Year Ended
                                                                         10/31
                                                2005        2004          2003
------------------------------------------ ---------- ----------- -------------

Net asset value, beginning of period          $8.920      $8.590        $8.960

Income (loss) from investment operations:
Net investment income(2)                       0.262       0.312         0.313
Net realized and unrealized gain (loss)
on investments and foreign currencies         (0.219)      0.440         0.807
                                              ------      ------        ------
Total from investment operations              (0.043)      0.752         1.120
                                              ------      ------        ------
Less dividends and distributions from:
Net investment income                         (0.323)     (0.369)       (1.216)
Net realized gain on investments              (0.092)     (0.053)       (0.274)
Return of capital                             (0.008)        ---           ---
                                              ------      ------        ------
Total dividends and distributions             (0.423)     (0.422)       (1.490)
                                              ------      ------        ------
Net asset value, end of period                $8.540      $8.920        $8.590
                                              ======      ======        ======
Total return(3)                                 0.30%       9.10%        14.03%

Ratios and supplemental data:

Net assets, end of period (000 omitted)      $53,626     $43,335       $16,147

Ratio of expenses to average net assets         1.75%       1.77%         1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                 1.84%       1.89%         2.30%
Ratio of net investment income to
average net assets                              2.97%       3.58%         3.76%
Ratio of net investment income to
average net assets prior to expense
limitation and expenses paid indirectly         2.88%       3.46%         3.21%
Portfolio turnover                               417%        452%          620%
------------------------------------------ ---------- ----------- -------------

----------------------------------------- ---------------------------------------------------------
Delaware Diversified Income Fund

                                                                                         Class C
                                                                                          Period
                                                                        Year Ended   10/28/02(1)
                                                                             10/31            to
                                                   2005         2004          2003      10/31/02
----------------------------------------- -------------- ------------ ------------- ------------- -

Net asset value, beginning of period             $8.930       $8.590        $8.960        $8.860

Income (loss) from investment operations:
Net investment income(2)                          0.263        0.312         0.315         0.005
Net realized and unrealized gain (loss)
on investments and foreign currencies            (0.230)       0.450         0.798         0.095
                                                -------     --------        ------       -------
Total from investment operations                 (0.033)       0.762         1.113         0.100
                                                -------     --------        ------       -------
Less dividends and distributions from:
Net investment income                            (0.323)      (0.369)       (1.209)          ---
Net realized gain on investments                 (0.092)      (0.053)       (0.274)          ---
Return of capital                                (0.008)         ---           ---           ---
                                                -------     --------        ------       -------
Total dividends and distributions                (0.423)      (0.422)       (1.483)          ---
                                                -------     --------        ------       -------

Net asset value, end of period                   $8.540       $8.930        $8.590        $8.960

Total return(3)                                    0.29%        9.11%        13.95%         1.13%

Ratios and supplemental data:

Net assets, end of period (000 omitted)        $218,077     $109,911       $48,989           $10
                                                =======     ========        ======         =====

Ratio of expenses to average net assets            1.75%        1.77%         1.75%         1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                    1.84%        1.89%         2.30%          ---(4)
Ratio of net investment income to
average net assets                                 2.97%        3.58%         3.76%         4.01%
Ratio of net investment income to
average net assets prior to expense
limitation and expenses paid indirectly            2.88%        3.46%         3.21%          ---(4)
Portfolio turnover                                  417%         452%          620%          545%

------------------------------------------  ----------------------------------------
Delaware Diversified Income Fund                                            Class R

                                                                             Period
                                                            Year Ended    6/2/03(1)
                                                                 10/31           to
                                                    2005          2004     10/31/03
------------------------------------------  ------------- ------------- ------------

Net asset value, beginning of period              $8.930        $8.590       $8.620

Income (loss) from investment operations:
Net investment income(2)                           0.301         0.347        0.142
Net realized and unrealized gain (loss)
on investments and foreign currencies             (0.231)        0.450      (0.036)
                                                 -------      --------      -------
Total from investment operations                  (0.070)        0.797        0.106
                                                 -------      --------      -------
Less dividends and distributions from:
Net investment income                             (0.360)       (0.404)      (0.136)
Net realized gain on investments                  (0.092)       (0.053)         ---
Return of capital                                 (0.008)          ---          ---
                                                 -------      --------      -------
Total dividends and distributions                 (0.460)       (0.457)      (0.136)
                                                 -------      --------      -------

Net asset value, end of period                    $8.540        $8.930       $8.590
                                                 =======      ========      =======
Total return(3)                                     0.71%         9.55%        1.24%

Ratios and supplemental data:

Net assets, end of period (000 omitted)          $22,661        $5,557         $256

Ratio of expenses to average net assets             1.31%         1.37%        1.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                     1.44%         1.49%        1.98%
Ratio of net investment income to
average net assets                                  3.41%         3.98%        4.20%
Ratio of net investment income to
average net assets prior to expense
limitation and expenses paid indirectly             3.28%         3.86%        3.57%
Portfolio turnover                                   417%          452%         620%
------------------------------------------  ------------- ------------- ------------

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and  distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect. Because Class C shares commenced  operations  only four days prior to the Fund's  fiscal year end, the total return noted in the table above is not necessarily representative of the performance of the Class C shares over a longer period of time.

(4)  The ratios of  expenses  and net  investment  income to average  net assets prior to expense  limitation and expenses paid indirectly have been omitted as management  believes that such ratios for this  relatively  short period are not meaningful.

(5)  As of October 31, 2002,  the Delaware  Diversified  Income Fund Class B had
     one share outstanding,  representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered
investment   grade.   See  also  Nationally   recognized   statistical   ratings
organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware Diversified Income Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918
Call the Shareholder Service Center:
Monday to Friday, 8 a.m. to 7 p.m. Eastern Time.

o    For Fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-7972

Delaware Diversified Income Fund
                                               CUSIP          NASDAQ
Class A                                      246248744        DPDFX
Class B                                      246248611        DPBFX
Class C                                      246248595        DPCFX
Class R                                      246248553        DPRFX

DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

                                                          P-189 [--] PP 02/05

FIXED INCOME                                DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

Prospectus        FEBRUARY 28, 2006

                  DELAWARE DIVERSIFIED INCOME FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                 page
Delaware Diversified Income Fund

How we manage the Fund                                       page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                         page
Investment manager
Portfolio managers
Who's who?

About your account                                           page
Investing in the Fund
How to buy shares
Fair valuation
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares
Dividends, distributions and taxes

Certain management considerations                            page

Financial highlights                                         page

Glossary                                                     page

Profile: Delaware Diversified Income Fund

What is the Fund's goal?
Delaware   Diversified   Income  Fund  seeks  maximum  long-term  total  return,
consistent with reasonable risk. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund allocates its investments principally among the following three sectors of the fixed-income  securities  markets:  the U.S. Investment Grade Sector, the
U.S.   High-Yield   Sector,   and  the   International   Sector.   Under  normal
circumstances,  the Fund will  invest  at least  80% of its net  assets in fixed income securities (the "80% policy").  We will determine how much of the Fund to allocate to each of the three  sectors,  based on our evaluation of economic and
market   conditions  and  our  assessment  of  the  returns  and  potential  for appreciation that can be achieved from investments in each of the three sectors.
We will periodically reallocate the Fund's assets, as deemed necessary.

In  unusual  market  conditions,  in  order  to meet  redemption  requests,  for temporary  defensive  purposes,  and  pending  investment,  the  Fund may hold a
substantial   portion  of  its  assets  in  cash  or   short-term   fixed-income
obligations.  The  Fund  may  also  use a wide  range  of  hedging  instruments, including options, futures contracts and options on futures contracts subject to certain limitations.

The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets.

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  The Fund will be  affected  primarily  by changes in bond prices and currency  exchange rates.  Investments in high-yield, high risk or "junk" bonds entail  certain  risks,  including the risk of loss of principal,  which may be greater than the risks  presented by  investment  grade bonds and which should be considered by investors contemplating an investment in the Fund.  Among  these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors. The
Fund  will  also  be  affected  by  prepayment  risk  due  to  its  holdings  of
mortgage-backed   securities.  With  prepayment  risk,  when  homeowners  prepay mortgages  during  periods  of low  interest  rates,  the Fund may be  forced to re-deploy its assets in lower yielding securities.  Investments in securities of
non-U.S.  issuers are generally  denominated  in foreign  currencies and involve certain  risk and  opportunity  considerations  not  typically  associated  with investing  in U.S.  issuers,  and  investments  in  securities  of  companies in emerging  markets present a greater degree of risk than tends to be the case for foreign investments in developed markets.  If, and to the extent that, we invest in forward foreign currency  contracts or use other investments to hedge against currency  risks,  the Fund will be subject to the special risks  associated with those activities.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment that offers  professional  allocation among key types of fixed-income securities.
o    Investors seeking a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

How has Delaware Diversified Income Fund performed?
This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past eight calendar years, as well as the average annual returns of the
Institutional shares for one-year,  five-year and lifetime periods.  Because the
Institutional  Class of the Fund did not commence  operations  until October 25,
2002, we have included  performance  information  for Class A shares of the Fund for 1998,  1999,  2000,  2001 and 2002.  Class A shares of the Fund are  offered
under  a  separate  prospectus.   Institutional  Class  shares  would  have  had
substantially  similar  annual  returns as Class A shares because they represent interests  in  the  same  portfolio  of  securities.  However,  the  returns  of
Institutional  Class  shares would differ from the returns of the Class A shares due to the higher  operating  expenses  of Class A shares  and the sales  charge applicable  to Class A shares.  The Fund's  past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns  reflect  expense caps in effect during these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page [___]
for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return*  (Institutional Class)**

        1998                 10.28%
        1999                  1.60%
        2000                 13.12%
        2001                  8.33%
        2002                 11.03%
        2003                 14.30%
        2004                  9.74%
        2005                (0.36)%

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return was 5.69% for the quarter ended June 30, 2003 and its lowest quarterly return was -1.88% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the bar chart. If this fee was included, the returns would be less than those shown.

*    Year-by-year  total return for 1998,  1999,  2000 and 2001 reflects Class A shares; 2002 reflects a blended total return for Class A shares (January 1,
     2002 through October 25, 2002) and Institutional  Class Shares (October 28,
     2002 through December 31, 2005).  Year-by-year  total return for 2003, 2004 and 2005 reflects Institutional Class shares.

**   On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of the Diversified  Core Fixed Income Portfolio of Delaware
     Pooled Trust (the "Predecessor  Fund") which had investment  objectives and policies  identical to those of the Fund. The Fund had no operations  prior to October 28, 2002.  Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction,  Class A shares of the Fund assumed the performance history of the  Predecessor  Fund  for  periods  prior  to  the  closing  date  of the transaction,  however,  the performance history of the Predecessor Fund has not been  restated  in the bar chart and table  below to reflect the higher management and transfer agency fees borne by the Fund.

     The Fund bears the expense of management fees at the maximum annual rate of
     0.55% of the Fund's average daily net assets.  The  Predecessor  Fund had a management fee at the annual rate of 0.43% of its average daily net assets.
     For transfer  agency  services,  the Fund  currently  pays an annual dollar charge per account of $23.10.  Additional information regarding this fee is set forth in the Statement of Additional  Information  (SAI).  By contrast, the Predecessor  Fund paid a fee at the annual rate of 0.01% of its average daily net assets for transfer agency services.  If these higher expenses of the Fund had been in effect for the Predecessor Fund, the total returns set forth in the bar chart  and  table  above  would  have  been  lower for all periods.

                              Average annual returns for periods ending 12/31/05

------------------------------------------ ---------- ----------- ------------
                                                                     Lifetime
                                                                   (Inception
                                              1 year     5 years    12/29/97)
------------------------------------------ ---------- ----------- ------------
Return before taxes                           (0.36)%     8.48%(1)     8.35%(2)
------------------------------------------ ---------- ----------- ------------
Return after taxes on distributions           (1.90)%     5.45%(1)     5.33%(2)
------------------------------------------ ---------- ----------- ------------
Return after taxes on distributions
   and sale of Fund shares                    (0.24)%     5.44%(1)     5.30%(2)
------------------------------------------ ---------- ----------- ------------
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for
    fees, expenses or taxes)                   2.43%      5.87%        6.16%(3)
------------------------------------------ ---------- ----------- ------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate  Bond Index.  You should  remember that unlike the Fund,  the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

(1)  Average annual return  reflects a blend of Class A shares  (January 1, 2000 through October 25, 2002) and Institutional  Class shares (October 28, 2002 through December 31, 2005).

(2)  Average annual return reflects a blend of Class A shares (December 29, 1997 through October 25, 2002) and Institutional  Class shares (October 28, 2002 through December 31, 2005). The average annual returns of the Institutional
     Class since its inception on October 28, 2002 was 8.87%.

(3)  Lehman  Brothers  Aggregate  Bond Index  lifetime  return is for the period
     December  29, 1997 through  December  31,  2005.  The return for the Lehman
     Brothers  Aggregate  Bond Index for the period  October  28,  2002  through
     December 31, 2005 is 4.09%.

What are the Fund's fees and expenses?

----------------------------------------- --------------------------------------------- ---------
You do not pay sales charges directly     Maximum sales charge (load) imposed               none
from your investments when you buy        on purchases as a percentage of
or sell shares of the                     offering price
Institutional Class.
                                          --------------------------------------------- ---------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original
                                          purchase price or redemption price,
                                          whichever is lower                                none
                                          --------------------------------------------- ---------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                              none
                                          --------------------------------------------- ---------
                                          Redemption fees                                   none
                                          --------------------------------------------- ---------
                                          Exchange fees                                     none

----------------------------------------- --------------------------------------------- ---------
Annual fund operating expenses are        Management fees                                  0.52%
deducted from the Fund's assets.
                                          --------------------------------------------- ---------
                                          Distribution and service (12b-1) fees             none
                                          --------------------------------------------- ---------
                                          Other expenses                                   0.31%
                                          --------------------------------------------- ---------
                                          Total annual fund operating expense              0.83%
                                          --------------------------------------------- ---------
                                          Fee waivers and payments(1)                     (0.08)%
                                          --------------------------------------------- ---------
                                          Net expenses                                     0.75%

----------------------------------------- --------------------------------------------- ---------
This example is intended to help you      1 year                                            $77
compare the cost of investing in the      --------------------------------------------- ---------
Fund to the cost of investing in other    3 years                                          $257
mutual funds with similar investment      --------------------------------------------- ---------
objectives.  We show the cumulative       5 years                                          $453
amount of Fund expenses on a hypothetical --------------------------------------------- ---------
investment of $10,000 with an annual 5%   10 years                                       $1,018
return over the time shown.(2)  This      --------------------------------------------- ---------
example reflects the net operating
expenses with expense waivers for the
one-year contractual period and the
total operating expenses without expense
waivers for the years two through ten.
This is an example only, and does not
represent future expenses, which may
be greater or less than those shown
here.

----------------------------------------- --------------------------------------------- ---------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  February  28, 2007 in order to prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best  investments  for the Fund.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Fund allocates its investment  principally among the U.S.  Investment Grade,
U.S. High-Yield and International sectors. The relative proportion of the Fund's assets to be allocated among these sectors is described below.

o    U.S. Investment Grade Sector Under normal circumstances,  there is no limit to the amount of the Fund's  total assets that will be invested in the U.S.
     investment  grade sector.  In managing the Fund's  assets  allocated to the investment  grade sector,  we will invest  principally in debt  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities and by U.S. corporations.  The corporate debt obligations in  which  the  Fund  may  invest  include  bonds,  notes,  debentures  and commercial paper of U.S. companies. The U.S. Government securities in which the Fund may  invest  include a variety of  securities  which are issued or guaranteed  as to the  payment  of  principal  and  interest  by  the  U.S.
     Government,  and by various agencies or  instrumentalities  which have been established or sponsored by the U.S. Government.

     The  investment  grade sector of the Fund's  assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or  instrumentalities  or by  government  sponsored  corporations.
     Other mortgage-backed securities in which the Fund may invest are issued by
     certain   private,   non-government   entities.   Subject  to  the  quality
     limitations,  the Fund may also  invest in  securities  which are backed by
     assets  such  as   receivables  on  home  equity  and  credit  card  loans,
     automobile,  mobile home,  recreational vehicle and other loans,  wholesale dealer floor plans and leases.

     Securities purchased by the Fund within this sector will be rated in one of the four highest rating  categories or will be unrated  securities  that we determine are of comparable quality.

o    U.S.  High-Yield Sector Under normal  circumstances,  between 5% and 50% of the Fund's total assets will be allocated to the U.S. High-Yield Sector. We will invest the Fund's assets that are allocated to the domestic high-yield sector primarily in those securities  having a liberal and consistent yield and those tending to reduce the risk of market  fluctuations.  The Fund may invest in domestic corporate debt obligations,  including, notes, which may be convertible or  non-convertible,  commercial paper,  units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs").

     The Fund will invest in both rated and unrated bonds.  The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by
     S&P or  Fitch,  Ba or lower  by  Moody's,  or  similarly  rated by  another nationally recognized statistical rating organization. Unrated bonds may be more speculative in nature than rated bonds.

o    International Sector Under normal circumstances,  between 5% and 50% of the
     Fund's  total  assets  will be invested in the  International  Sector.  The
     International  Sector  invests  primarily  in  fixed-income  securities  of issuers  organized  or having a  majority  of their  assets or  deriving  a majority of their operating income in foreign countries. These fixed-income securities  include  foreign  government  securities,  debt  obligations of foreign  companies,  and securities  issued by  supranational  entities.  A supranational  entity is an entity established or financially  supported by the national governments of one or more countries to promote reconstruction or development.  Examples of supranational  entities include, among others, the International  Bank for  Reconstruction  and Development (more commonly known as the World Bank),  the European  Economic  Community,  the European
     Investment Bank, the Inter-Development Bank and the Asian Development Bank.

The Fund may invest in  securities  issued in any  currency and may hold foreign currencies.  Securities of issuers  within a given country may be denominated in the currency of another country or in multinational  currency units, such as the
Euro.  The Fund may,  from time to time,  purchase  or sell  foreign  currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite settlement of Fund  transactions  and to minimize  currency value  fluctuations.
Currency  considerations  carry a special risk for a portfolio  that allocates a significant portion of its assets to foreign securities.

The Fund  will  invest in both  rated and  unrated  foreign  securities.  It may
purchase   securities  of  issuers  in  any  foreign   country,   developed  and
underdeveloped.  These  investments  may include  direct  obligations of issuers located in emerging  markets  countries  and  so-called  Brady  Bonds.  However, investments in emerging  markets will, in the  aggregate,  be limited to no more than 15% of the  Fund's  total  assets.  In  addition,  the Fund may  invest  in sponsored and unsponsored  American  Depositary  Receipts,  European  Depositary
Receipts, or Global Depositary Receipts. The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies.  Additionally,  the
Manager will limit non-U.S. dollar denominated securities to no more than 25% of net assets.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in
Fixed income  securities  offer the potential for greater  income  payments than stocks and may provide capital appreciation.

---------------------------------------- -----------------------------------------------
               Securities                                How we use them
---------------------------------------- -----------------------------------------------
Corporate Bonds:  Debt obligations       The Fund may invest in bonds rated in one of
issued by a corporation.                 the four highest rating categories for its
                                         U.S. Investment Grade Sector, and it may
                                         invest in bonds rated BB or lower by S&P or
                                         Fitch and Ba or lower by Moody's for its
                                         U.S. High-Yield Sector and International
                                         Sector.

---------------------------------------- -----------------------------------------------
High-yield corporate bonds: Debt         Emphasis is typically on those rated BB or Ba
obligations issued by a corporation and  by an NRSRO.
rated lower than investment grade by an
NRSRO such as S&P or Moody's.            We carefully evaluate an individual company's
High-yield bonds, also known as "junk    financial situation, its management, the
bonds," are issued by corporations that  prospects for its industry and the technical
have lower credit quality and may have   factors related to its bond offering.  Our
difficulty repaying principal and        goal is to identify those companies that we
interest.                                believe will be able to repay their debt
                                         obligations in spite of poor ratings.  The
                                         Fund may invest in unrated bonds if we believe
                                         their credit quality is comparable to the
                                         rated bonds we are permitted to invest in.
                                         Unrated bonds may be more speculative in
                                         nature than rated bonds.

---------------------------------------- -----------------------------------------------
Mortgage-Backed Securities:              The Fund may invest in mortgage-backed
Fixed-income securities that represent   securities issued or guaranteed by the U.S.
pools of mortgages, with investors       government, its agencies or instrumentalities
receiving principal and interest         or by government sponsored corporations.
payments as the underlying mortgage
loans are paid back. Many are issued
and guaranteed against default by the
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, the
Fannie Mae and the Government National
Mortgage Association. Others are issued
by private financial institutions, with
some fully collateralized by
certificates issued or guaranteed by
the government or its agencies or
instrumentalities.

---------------------------------------- -----------------------------------------------
Collateralized mortgage obligations      The Fund may invest in CMOs and REMICs.
(CMOs) and real estate mortgage          Certain CMOs and REMICs may have variable or
investment conduits (REMICs): CMOs are   floating interest rates and others may be
privately issued mortgage-backed bonds   stripped. Stripped mortgage securities are
whose underlying value is the mortgages  generally considered illiquid and to such that are collected into different pools  extent, together with any other illiquid
according to their maturity. They are    investments, will not exceed the Fund's limit
issued by U.S. government agencies and   on illiquid securities. In addition, subject
private issuers. REMICs are privately    to certain quality and collateral limitations,
issued mortgage-backed bonds whose       the Fund may invest up to 20% of its total
underlying value is a fixed pool of      assets in CMOs and REMICs issued by private
mortgages secured by an interest in      entities which are not collateralized by
real property. Like CMOs, REMICs offer   securities issued or guaranteed by the U.S.
different pools.                         government, its agencies or instrumentalities,
                                         so called non-agency mortgage backed
                                         securities.

---------------------------------------- -----------------------------------------------
Asset-Backed Securities: Bonds or notes  The Fund may invest in asset-backed securities
backed by accounts receivables,          rated in one of the four highest rating
including home equity, automobile or     categories by an NRSRO.
credit loans.

---------------------------------------- -----------------------------------------------
U.S. Government Securities: U.S.         The Fund may invest in U.S. government
Treasury securities are backed by the    securities for temporary purposes or
"full faith and credit" of the United    otherwise, as is consistent with its
States. Securities issued or guaranteed  investment objective and policies.  These by federal agencies and U.S. government  securities are issued or guaranteed as to the
sponsored instrumentalities may or may   payment of principal and interest by the U.S.
not be backed by the "full faith and     government, or by various agencies or
credit" of the United States. In the     instrumentalities which have been established
case of securities not backed by the     or sponsored by the U.S. government.
"full faith and credit" of the United
States, investors in such securities
look principally to the agency or
instrumentality issuing or guaranteeing
the obligation for ultimate repayment.

---------------------------------------- -----------------------------------------------
Foreign Government Securities:  Debt     The fixed-income securities in which the Fund
issued by a government other than the    may invest include those issued by foreign
United States or by an agency,           governments.
instrumentality or political
subdivision of such governments.

---------------------------------------- -----------------------------------------------
Repurchase Agreements: An agreement      Typically, we use repurchase agreements as a
between a buyer of securities, such as   short-term investment for the Fund's cash
the Fund, and a seller of securities in  position or for temporary defensive purposes.
which the seller agrees to buy the       In order to enter into these repurchase
securities back within a specified time  agreements, the Fund must have collateral of
at the same price the buyer paid for     at least 102% of the repurchase price.  The
them, plus an amount equal to an agreed  Fund will only enter into repurchase
upon interest rate. Repurchase           agreements in which the collateral is
agreements are often viewed as           comprised of U.S. government securities.
equivalent to cash.

---------------------------------------- -----------------------------------------------
Restricted Securities: Privately placed  We may invest in privately placed securities,
securities whose resale is restricted    including those that are eligible for resale
under U.S. securities laws.              only among certain institutional buyers
                                         without registration, commonly known as "Rule
                                         144A Securities." Restricted securities that
                                         are determined to be illiquid may not exceed
                                         the Fund's 15% limit on illiquid securities,
                                         which is described below.

---------------------------------------- -----------------------------------------------
Illiquid Securities: Securities that do  We may invest up to 15% of the Fund's net
not have a ready market, and cannot be   assets in illiquid securities.
easily sold within seven days at
approximately the price at which a fund
has valued them. Illiquid securities
include repurchase agreements maturing
in more than seven days.

---------------------------------------- -----------------------------------------------
Short-Term Debt Investments: These       The Fund may invest in these instruments
instruments include (1) time deposits,   either as a means to achieve its investment
certificates of deposit and bankers      objective or, more commonly, as temporary
acceptances issued by a U.S. commercial  defensive investments or pending investment in
bank; (2) commercial paper of the        the Fund's principal investment securities.
highest quality rating; (3) short-term   When investing all or a significant portion of
debt obligations with the highest        its assets in these instruments, the Fund may
quality rating; (4) U.S. government      not be able to achieve its investment
securities; and (5) repurchase           objective.
agreements collateralized by those
instruments.

---------------------------------------- -----------------------------------------------
Time Deposits: Time deposits are         Time deposits maturing in more than seven days
non-negotiable deposits maintained in a  will not be purchased by the Fund, and time
banking institution for a specified      deposits maturing from two business days
period of time at a stated interest      through seven calendar days will not exceed
rate.                                    15% of the total assets of the Fund.

---------------------------------------- -----------------------------------------------
Zero Coupon and Pay-In-Kind Bonds: Zero  The Fund may purchase fixed-income securities, coupon bonds are debt obligations which  including zero coupon bonds and PIK bonds,
do not entitle the holder to any         consistent with its investment objective.
periodic payments of interest prior to
maturity or a specified date when the
securities begin paying current
interest, and therefore are issued and
traded at a discount from their face
amounts or par value. Pay-in-kind
("PIK") bonds pay interest through the
issuance to holders of additional
securities.

---------------------------------------- -----------------------------------------------
American Depositary Receipts (ADRs),     The Fund may invest in sponsored and
European Depositary Receipts (EDRs),     unsponsored ADRs.  Such ADRs that the Fund may
and Global Depositary Receipts (GDRs):   invest in will be those that are actively
ADRs are receipts issued by a U.S.       traded in the United States.
depositary (usually a U.S. bank) and
EDRs and GDRs are receipts issued by a   In conjunction with its investments in foreign
depositary outside of the U.S. (usually  securities, the Fund may also invest in
a non-U.S. bank or trust company or a    sponsored and unsponsored EDRs and GDRs.
foreign branch of a U.S. bank).
Depositary receipts represent an
ownership interest in an underlying
security that is held by the
depositary.  Generally, the underlying
security represented by an ADR is
issued by a foreign issuer and the
underlying security represented by an
EDR or GDR may be issued by a foreign
or U.S. issuer. Sponsored depositary
receipts are issued jointly by the
issuer of the underlying security and
the depositary, and unsponsored
depositary receipts are issued by the
depositary without the participation of
the issuer of the underlying security.
Generally, the holder of the depositary
receipt is entitled to all payments of
interest, dividends or capital gains
that are made on the underlying
security.

---------------------------------------- -----------------------------------------------
Futures and Options: A futures contract  The Fund may invest in futures, options and
is a bilateral agreement providing for   closing transactions related thereto. These
the purchase and sale of a specified     activities will be entered into for hedging
type and amount of a financial           purposes and to facilitate the ability to
instrument, or for the making and        quickly deploy into the market the Fund's
acceptance of a cash settlement, at a    cash, short-term debt securities and other
stated time in the future for a fixed    money market instruments at times when the
price. A call option is a short-term     Fund's assets are not fully invested.  The
contract pursuant to which the           Fund may only enter into these transactions
purchaser of the call option, in return  for hedging purposes if it is consistent with
for the premium paid, has the right to   its respective investment objective and
buy, and the seller of the call option   policies. The Fund may not engage in such
has the obligation to sell, the          transactions to the extent that obligations
security or other financial instrument   resulting from these activities, in the
underlying the option at a specified     aggregate, exceed 25% of the Fund's assets.
exercise price at any time during the    In addition, the Fund may enter into futures
term of the option. A put option is a    contracts, purchase or sell options on futures
similar contract in which the purchaser  contracts, and trade in options on foreign
of the put option, in return for a       currencies, and may enter into closing
premium, has the right to sell, and the  transactions with respect to such activities
seller of the put option has the         to hedge or "cross hedge" the currency risks
obligation to buy, the underlying        associated with its investments. Generally,
security or other financial instrument   futures contracts on foreign currencies
at a specified price during the term of  operate similarly to futures contracts
the option.                              concerning securities, and options on foreign
                                         currencies operate similarly to options on
                                         securities. See also "Foreign Currency
                                         Transactions" below.  To the extent that the
                                         Fund sells or "writes" put and call options,
                                         it will designate assets sufficient to "cover"
                                         these obligations and mark them to market
                                         daily.

---------------------------------------- -----------------------------------------------
Foreign Currency Transactions: A         Although the Fund values its assets daily in
forward foreign currency exchange        terms of U.S. dollars, it does not intend to
contract involves an obligation to       convert its holdings of foreign currencies
purchase or sell a specific currency on  into U.S. dollars on a daily basis. The Fund
a fixed future date at a price that is   may, however, from time to time, purchase or
set at the time of the contract.  The    sell foreign currencies and/or engage in
future date may be any number of days    forward foreign currency transactions in order
from the date of the contract as agreed  to expedite settlement of Fund transactions
by the parties involved.                 and to minimize currency value fluctuations.

---------------------------------------- -----------------------------------------------
Interest Rate Swap, Index Swap and       We may use interest rate swaps to adjust the
Credit Default Swap Agreements:  In an   Fund's sensitivity to interest rates or to
interest rate swap, a fund receives      hedge against changes in interest rates.
payments from another party based on a   Index swaps may be used to gain exposure to
variable or floating interest rate, in   markets that the Fund invests in, such as the
return for making payments based on a    corporate bond market.  We may also use index
fixed interest rate.  An interest rate   swaps as a substitute for futures or options
swap can also work in reverse with a     contracts if such contracts are not directly
fund receiving payments based on a       available to the Fund on favorable terms.  We
fixed interest rate and making payments  may enter into credit default swaps in order
based on a variable or floating          to hedge against a credit event, to enhance
interest rate.  In an index swap, a      total return or to gain exposure to certain
fund receives gains or incurs losses     securities or markets.
based on the total return of a
specified index, in exchange for making
interest payments to another party.  An
index swap can also work in reverse
with a fund receiving interest payments
from another party in exchange for
movements in the total return of a
specified index.  In a credit default
swap, a fund may transfer the financial
risk of a credit event occurring (a
bond default, bankruptcy,
restructuring, etc.) on a particular
security or basket of securities to
another party by paying that party a
periodic premium; likewise, a fund may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium payments
from another party.  Interest rate
swaps, index swaps and credit default
swaps may be considered to be illiquid.

---------------------------------------- -----------------------------------------------

The Fund may also  invest  in other  securities.  Please  see the  Statement  of
Additional  Information (SAI) for additional  information on these securities as well as those listed in the table above.

Lending  securities  The  Fund  may lend up to 25% of its  assets  to  qualified brokers,  dealers  and  institutional  investors  for  use in  their  securities transactions. These transactions may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest  to the lending  banks on the amount  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Purchasing  securities on a when-issued  or delayed  delivery basis The Fund may buy or sell  securities on a when-issued  or delayed  delivery  basis;  that is, paying for securities  before  delivery or taking  delivery at a later date. The
Fund will  designate  cash or  securities  in  amounts  sufficient  to cover its obligations, and will value the designated assets daily.

Portfolio  turnover We anticipate that the Fund's annual portfolio turnover will exceed 100% and may be  considerably  in excess of 200%. A turnover rate of 100%
would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.
The turnover rate may also be affected by cash requirements from redemptions and purchases  of fund  shares.  A high rate of  portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the  Fund's  assets  in money  market  instruments  when the  manager determines  that market  conditions  warrant.  We may also hold a portion of the
Fund's assets in cash for liquidity purposes.  To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before  you invest in the Fund you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------ ----------------------------------------------------
            Risks                         How we strive to manage them
------------------------------ ----------------------------------------------------
Market risk is the risk that   We maintain a long-term investment approach and
all or a majority of the       focus on securities we believe can continue to
securities in a certain        provide returns over an extended time frame
market-like the stock or bond  regardless of these interim market fluctuations.
market-will decline in value   Generally, we do not try to predict overall market
because of economic            movements.
conditions, future
expectations or investor       In evaluating the use of an index swap for the
confidence.                    Fund, we carefully consider how market changes
                               could affect the swap and how that compares to our
Index swaps are subject to     investing directly in the market the swap is
the same market risks as the   intended to represent.  When selecting dealers
investment market or sector    with whom we would make interest rate or index
that the index represents.     swap agreements for the Fund, we focus on those
Depending on the actual        dealers with high quality ratings and do careful
movements of the index and     credit analysis before engaging in the transaction.
how well the portfolio
manager forecasts those
movements, a fund could
experience a higher or lower
return than anticipated.

------------------------------ ----------------------------------------------------
Interest rate risk is the      We limit the amount of the Fund's assets invested
risk that securities,          in any one industry and in any individual
particularly bonds with        security.
longer maturities, will
decrease in value if interest  The Fund is subject to various interest rate risks
rates rise and increase in     depending upon its investment objectives and
value if interest rates        policies.  We cannot eliminate this risk, but we
fall.  Investments in equity   do try to address it by monitoring economic
securities issued by small     conditions, especially interest rate trends and
and medium sized companies,    their potential impact on the Fund. The Fund does
which often borrow money to    not try to increase returns on its investments in
finance operations, may also   debt securities by predicting and aggressively
be adversely affected by       capitalizing on interest rate movements.
rising interest rates.
                               By investing in swaps, the Fund is subject to
Swaps may be particularly      additional interest rate risk.  The Fund will not
sensitive to interest rate     invest in interest rate or index swaps with
changes.  Depending on the     maturities of more than two years.  Each business
actual movements of interest   day we will calculate the amount the Fund must pay
rates and how well the         for any swaps it holds and will designate enough
portfolio manager anticipates  cash or other liquid securities to cover that
them, a portfolio could        amount.
experience a higher or lower
return than anticipated.  For
example, if a portfolio holds
interest rate swaps and is
required to make payments
based on variable interest
rates, it will have to make
increased payments if
interest rates rise, which
will not necessarily be
offset by the fixed-rate
payments it is entitled to
receive under the swap
agreement.

------------------------------ ----------------------------------------------------
Credit risk is the             Our careful, credit-oriented bond selection and
possibility that a bond's      our commitment to hold a diversified selection of
issuer (or an entity that      high-yield bonds are designed to manage this risk.
insures the bond) will be
unable to make timely          It is likely that protracted periods of economic
payments of interest and       uncertainty would cause increased volatility in
principal.                     the market prices of high-yield bonds, an increase
                               in the number of high-yield bond defaults and
Investing in so-called "junk"  corresponding volatility in the Fund's net asset or "high-yield" bonds entails  value.
the risk of principal loss,
which may be greater than the  Our holdings of high quality investment grade
risk involved in investment    bonds are less subject to credit risk and may help
grade bonds. High-yield bonds  to balance any credit problems experienced by
are sometimes issued by        individual high-yield bond issuers or foreign
companies whose earnings at    issuers.
the time the bond is issued
are less than the projected    When selecting dealers with whom we would make
debt payments on the bonds.    interest rate or index swap agreements, we focus
                               on those with high quality ratings and do careful
A protracted economic          credit analysis before investing.
downturn may severely disrupt
the market for high-yield
bonds, adversely affect the
value of outstanding bonds
and adversely affect the
ability of high-yield issuers
to repay principal and
interest.

------------------------------ ----------------------------------------------------
Foreign risk is the risk that  We attempt to reduce the risks presented by such
foreign securities may be      investments by conducting world-wide fundamental
adversely affected by          research, including country visits.  In addition,
political instability,         we monitor current economic and market conditions
changes in currency exchange   and trends, the political and regulatory
rates, foreign economic        environment and the value of currencies in
conditions or inadequate       different countries in an effort to identify the
regulatory and accounting      most attractive countries and securities.
standards.                     Additionally, when currencies appear significantly
                               overvalued compared to average real exchange
                               rates, the Fund may hedge exposure to those
                               currencies for defensive purposes.

------------------------------ ----------------------------------------------------
Currency risk is the risk      The Fund, which has exposure to global and
that the value of an           international investments, may be affected by
investment may be negatively   changes in currency rates and exchange control
affected by changes in         regulations and may incur costs in connection with
foreign currency exchange      conversions between currencies.  To hedge this
rates.  Adverse changes in     currency risk associated with investments in
exchange rates may reduce or   non-U.S. dollar denominated securities, the Fund
eliminate any gains produced   may invest in forward foreign currency contracts.
by investments that are        These activities pose special risks which do not
denominated in foreign         typically arise in connection with investments in
currencies and may increase    U.S. securities.  In addition, the Fund may engage
losses.                        in foreign currency options and futures
                               transactions.

------------------------------ ----------------------------------------------------
Emerging markets risk is the   We may invest a portion of the Fund's assets in
possibility that the risks     securities of issuers located in emerging
associated with international  markets.  We cannot eliminate these risks but will
investing will be greater in   attempt to reduce these risks through portfolio
emerging markets than in more  diversification, credit analysis, and attention to
developed foreign markets      trends in the economy, industries and financial
because, among other things,   markets and other relevant factors.  The Fund's
emerging markets may have      investments in emerging markets will, in the
less stable political and      aggregate, be limited to no more than 15% of the
economic environments. In      Fund's total assets.
addition, in many emerging
markets there is
substantially less publicly
available information about
issuers and the information
that is available tends to be
of a lesser quality. Economic
markets and structures tend
to be less mature and diverse
and the securities markets,
which are subject to less
government regulation or
supervision, may also be
smaller, less liquid and
subject to greater price
volatility.

------------------------------ ----------------------------------------------------
Lower rated fixed-income       We limit investments in high-risk, high-yield
securities (high-yield,        fixed-income securities.  We also attempt to
high-risk securities), while   reduce the risk associated with investment in
generally having higher        high-yield debt securities through portfolio
yields, are subject to         diversification, credit analysis, attention to
reduced creditworthiness of    trends in the economy, industries and financial
issuers, increased risks of    markets, and complying with the limits on the
default and a more limited     exposure to this asset class described in this
and less liquid secondary      Prospectus.
market than higher rated
securities. These securities
are subject to greater price
volatility and risk of loss
of income and principal than
are higher rated securities.
Lower rated and unrated
fixed-income securities tend
to reflect short-term
corporate and market
developments to a greater
extent than higher rated
fixed-income securities,
which react primarily to
fluctuations in the general
level of interest rates.
Fixed-income securities of
this type are considered to
be of poor standing and
primarily speculative. Such
securities are subject to a
substantial degree of credit
risk.

------------------------------ ----------------------------------------------------
Liquidity risk is the          We limit exposure to illiquid securities to no
possibility that securities    more than 15% of the Fund's net assets.
cannot be readily sold within
seven days at approximately    Swap agreements entered into by the Fund will be
the price that a fund has      treated as illiquid securities.  However, swap
valued them.                   dealers may be willing to repurchase interest rate
                               swaps.
The high-yield secondary
market is particularly
susceptible to liquidity
problems when institutional
investors, such as mutual
funds and certain other
financial institutions,
temporarily stop buying bonds
for regulatory, financial or
other reasons.

------------------------------ ----------------------------------------------------
Futures contracts, options on  We may use certain options strategies or may use
futures contracts, forward     futures contracts and options on futures
contracts, and certain         contracts. We will not enter into futures
options used as investments    contracts and options thereon to the extent that
for hedging and other          more than 5% of the Fund's total assets are
non-speculative purposes       required as futures contract margin deposits and
involve certain risks. For     premiums on options and only to the extent that
example, a lack of             obligations under such futures contracts and
correlation between price      options thereon would not exceed 20% of the Fund's
changes of an option or        total assets.
futures contract and the
assets being hedged could      We may also use options and futures to gain
render a fund's hedging        exposure to a particular market segment without
strategy unsuccessful and      purchasing individual securities in the segment.
could result in losses. The
same results could occur if    See also "Foreign Risk" and "Currency Risk" above.
movements of foreign
currencies do not correlate
as expected by the investment
advisor at a time when a fund
is using a hedging instrument
denominated in one foreign
currency to protect the value
of a security denominated in
a second foreign currency
against changes caused by
fluctuations in the exchange
rate for the dollar and the
second currency. If the
direction of securities
prices, interest rates or
foreign currency prices is
incorrectly predicted, the
fund will be in a worse
position than if such
transactions had not been
entered into. In addition,
since there can be no
assurance that a liquid
secondary market will exist
for any contract purchased or
sold, a fund may be required
to maintain a position (and
in the case of written
options may be required to
continue to hold the
securities used as cover)
until exercise or expiration,
which could result in losses.
Further, options and futures
contracts on foreign
currencies, and forward
contracts, entail particular
risks related to conditions
affecting the underlying
currency. Over-the-counter
transactions in options and
forward contracts also
involve risks arising from
the lack of an organized
exchange trading environment.

------------------------------ ----------------------------------------------------
Zero coupon and pay-in-kind    We may invest in zero coupon and pay-in-kind bonds
bonds are generally            to the extent consistent with the Fund's
considered to be more          investment objective.  We cannot eliminate the
interest sensitive than        risks of zero coupon bonds, but we do try to
income-bearing bonds, to be    address them by monitoring economic conditions,
more speculative than          especially interest rate trends and their
interest-bearing bonds, and    potential impact on the Fund.
to have certain tax
consequences which could,
under certain circumstances
be adverse to the Fund. For
example, the Fund accrues,
and is required to distribute
to shareholders, income on
its zero coupon bonds.
However, the Fund may not
receive the cash associated
with this income until the
bonds are sold or mature. If
the Fund does not have
sufficient cash to make the
required distribution of
accrued income, the Fund
could be required to sell
other securities in its
portfolio or to borrow to
generate the cash required.

------------------------------ ----------------------------------------------------
Portfolio turnover rates       The Fund will normally experience an annual
reflect the amount of          portfolio turnover rate exceeding 200%.
securities that are replaced
from the beginning of the
year to the end of the year
by the Fund. The higher the
amount of portfolio activity,
the higher the brokerage
costs and other transaction
costs of the Fund are likely
to be.  The amount of
portfolio activity will also
affect the amount of taxes
payable by the Fund's
shareholders that are subject
to federal income tax, as
well as the character
(ordinary income vs. capital
gains) of such tax
obligations.
------------------------------ ----------------------------------------------------
Prepayment Risk is the risk    We may invest in mortgage-backed securities,
that homeowners will prepay    CMOs and REMICs. We take into consideration
mortgages during periods of    the likelihood of prepayment when mortgages
low interest rates, forcing    are selected. We may look for mortgage
an investor to reinvest money  securities that have characteristics that
at interest rates that might   make them less likely to be prepaid, such as
be lower than those on the     low outstanding loan balances or below-market
prepaid mortgage.              interest rates.

------------------------------ ----------------------------------------------------
Transaction Costs Risk is the  The Fund is subject to transaction costs risk risk that the cost of buying,  to the extent that its respective objective
selling and holding foreign    and policies permit it to invest, and it
securities, including          actually does invest, in foreign securities.
brokerage, tax and custody     We strive to monitor transaction costs and to
costs, may be higher than      choose an efficient trading strategy for the
those involved in domestic     Fund.
transactions.

------------------------------ ----------------------------------------------------
Foreign government securities  We attempt to reduce the risks associated
risks involve the ability of   with investing in foreign governments by
a foreign government or        limiting the portion of portfolio assets that
government-related issuer to   may be invested in such securities.
make timely principal and
interest payments on its
external debt obligations.
This ability to make payments
will be strongly influenced
by the issuer's balance of
payments, including export
performance, its access to
international credits and
investments, fluctuations in
interest rates and the extent
of its foreign reserves.

------------------------------ ----------------------------------------------------
Valuation risk: A less liquid  We will strive to manage this risk by carefully
secondary market, as           evaluating individual bonds and by limiting the
described above, makes it      amount of the Fund's assets that can be allocated
more difficult for the Fund    to privately placed high-yield securities.
to obtain precise valuations
of the high-yield securities
in its portfolio.  During
periods of reduced liquidity,
judgment plays a greater role
in valuing high-yield
securities.

------------------------------ ----------------------------------------------------
Legislative and regulatory     We monitor the status of regulatory and legislative
risk: The United States        proposals to evaluate any possible effects they
Congress has from time to      might have on the Fund's portfolio.
time taken or considered
legislative actions that
could adversely affect the
high-yield bond market. For
example, Congressional
legislation has, with some
exceptions, generally
prohibited federally insured
savings and loan institutions
from investing in high-yield
securities.  Regulatory
actions have also affected
the high-yield market.
Similar actions in the future
could reduce liquidity for
high-yield securities, reduce
the number of new high-yield
securities being issued and
could make it more difficult
for the Fund to attain its
investment objective.

------------------------------ ----------------------------------------------------
Derivatives risk is the        We will use derivatives for defensive purposes,
possibility that a Fund may    such as to protect gains or hedge against potential
experience a significant loss  losses in the portfolio without actually selling a
if it employs a derivatives    security, to neutralize the impact of interest rate
strategy (including a          changes, to affect diversification or to earn
strategy involving swaps such  additional income.  We will not use derivatives for as interest rate swaps, index  reasons inconsistent with our investment objectives.
swaps and credit default
swaps) related to a security
or a securities index and
that security or index moves
in the opposite direction
from what the portfolio
manager had anticipated.
Another risk of derivative
transactions is the
creditworthiness of the
counterparty because the
transaction depends on the
willingness and ability of
the counterparty to fulfill
its contractual obligations.
Derivatives also involve
additional expenses, which
could reduce any benefit or
increase any loss to a fund
from using the strategy.

------------------------------ ----------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager and sub-advisor
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For its services to the Fund, the manager was paid an aggregate fee of 0.44% average daily net assets for the last fiscal year,  after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contracts  is  available  in the Fund's  annual  report to shareholders for the fiscal year ended October 31, 2005.

Portfolio managers
Timothy L. Rabe,  Paul Grillo and Philip R. Perkins have primary  responsibility for making day-to-day  investment  decisions for the Fund. When making decisions for the Fund,  Messrs.  Rabe,  Grillo and Perkins regularly consult with Ryan K.
Brist and Stephen R. Cianci.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before that, Mr. Rabe worked as a tax analyst for
The Northern Trust Company. Mr. Rabe is a CFA charterholder.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in
Business  Management from North Carolina State  University and an MBA in Finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group
and as Financial Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible  for Local Markets  Trading.  Prior to that,  Mr.  Perkins was Chief
Executive  Officer of Dinner Key  Advisors  Inc.,  a  registered  broker  dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Ryan K.  Brist,  Executive  Vice  President/Managing  Director/Chief  Investment
Officer,  Fixed Income,  earned his bachelor's  degree from Indiana  University.
Prior to joining  Delaware  Investments  in August  2000,  he served as a Senior
Trader and Corporate  Specialist for Conseco Capital  Management's  fixed-income group. He previously worked in oil/gas investment banking as an Analyst for Dean
Witter Reynolds in New York. He is a CFA Charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in Finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  Finance  at  Widener   University   and  a  CFA
charterholder.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other securities in the Fund.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                       Board of Trustees
Investment manager                                                         Custodian
Delaware Management Company                                                JPMorgan Chase Bank
2005 Market Street                                                         4 Chase Metrotech Center
Philadelphia, PA 19103-7094                 The Fund                       Brooklyn, NY 11245

                            Distributor                     Service agent
                            Delaware Distributors, L.P.     Delaware Service Company, Inc.
                            2005 Market Street              2005 Market Street
                            Philadelphia, PA 19103-7094     Philadelphia, PA 19103-7094

                            Financial intermediary
                            wholesaler
                            Lincoln Financial Distributors, Inc.
                            2001 Market Street
                            Philadelphia, PA  19103-7055

Portfolio managers
(see page [__] for details)

                                        Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees.  These independent fund
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker-dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

     o    tax-exempt  employee  benefit  plans  of  the  Fund's  manager  or its affiliates  and of  securities  dealer firms with a selling  agreement with the distributor;

     o    institutional   advisory  accounts  of  the  Fund's  manager,  or  its
          affiliates  and  those  having  client   relationships  with  Delaware
          Investment  Advisers,  an affiliate of the manager,  or its affiliates and their  corporate  sponsors,  as well as  subsidiaries  and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional advisory accounts;

     o    a bank,  trust  company and similar  financial  institution  including mutual funds managed by the Fund's investment  manager,  investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee;

     o    registered  investment  advisors  investing  on behalf of clients that consist solely of institutions and high net-worth  individuals  having at least $1,000,000  entrusted to the advisor for investment purposes.
          Use of the  Institutional  Class shares is  restricted to advisors who are not  affiliated  or  associated  with a broker or  dealer  and who derive compensation for their services exclusively from their advisory clients; or

     o    programs  sponsored  by  financial  intermediaries  where such program requires the purchase of Institutional Class shares.

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You can  exchange  all or part of your  investment  in one or more  funds in the
Delaware  Investments  Funds for  shares of other  Delaware  Investments  Funds.
Please keep in mind, however, that you may not exchange your shares for Class B,
Class C or Class R shares.  To open an account  by  exchange,  call your  Client
Services Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE each Business Day. The NAV per share for each class of the Fund is calculated by subtracting  the liabilities of each class from its total  assets  and  dividing  the  resulting  number  by the  number  of  shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities at 4:00 p.m.,  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  Bank  information  must be on file  before  you  request  a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NSYE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

If you have an account in the same Delaware  Investments  Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semi-annual reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800-523-1918 or your financial advisor.  We will begin sending you individual copies of these documents thirty days after receiving your request.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another Delaware  Investments  Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable  sales charges on your new shares.  You do not pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.  You may not  exchange  your  shares  for Class B,  Class C or Class R shares of the funds in the Delaware Investments family.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain brokers/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  Dividends,  if any,  are declared daily and paid monthly.  Capital gains, if any, are paid annually. The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares  or  receive  them  in  cash.  For  federal  income  tax  purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Diversified Income Fund                                            Year Ended
                                                                                 10/31
                                                        2005         2004         2003

Net asset value, beginning of period                  $8.930       $8.600       $8.960

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.350        0.399        0.395
Net realized and unrealized gain (loss) on
   investments and foreign currencies                 (0.218)       0.439        0.806
                                                     -------       ------       ------
Total from investment operations                       0.132        0.838        1.201
                                                     -------       ------       ------
Less dividends and distributions from:
Net investment income                                 (0.412)      (0.455)      (1.287)
                                                     -------      -------      -------
Net realized gain on investments                      (0.092)      (0.053)      (0.274)
                                                     -------      -------      -------
Return of capital                                     (0.008)         ---          ---
                                                     -------      -------      -------
Total dividends and distributions                     (0.512)      (0.508)      (1.561)
                                                     -------       ------       ------

Net asset value, end of period                        $8.550       $8.930       $8.600
                                                     =======      =======      =======
Total return(2)                                         1.41%       10.05%       15.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $13,270       $6,194         $567
Ratio of expenses to average net assets                 0.75%        0.77%        0.75%
Ratio of expenses to average net assets prior
   to expense limitations and expenses
   paid indirectly                                      0.84%        0.89%        1.30%
Ratio of net investment income to
   average net assets                                   3.97%        4.58%        4.76%
Ratio of net investment income to average net
   assets prior to expense limitation and
   expenses paid indirectly                             3.88%        4.46%        4.21%
Portfolio turnover                                       417%         452%         620%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class
had one share  outstanding  representing the initial seed purchase.  Shareholder data for this class is not disclosed  because  management does not believe it is meaningful.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered
investment   grade.   See  also  Nationally   recognized   statistical   ratings
organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index  that  measures  the  performance  of about  6,500 U.S.  corporate  and government bonds.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware Diversified Income Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 510-4015. The Fund's
SAI and annual and semiannual  reports to  shareholders  are available,  free of charge, through the Fund's internet Web site  (ww.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web  site  (http://www.sec.gov).  You can  also  get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
You can get  information on the Public  Reference Room by calling the SEC at 202
942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Registrant's Investment Company Act file number: 811-7972

Delaware Diversified Income Fund

                                 CUSIP            NASDAQ
Institutional Class            246248587           DPFFX

                      DELAWARE
                      INVESTMENTS(R)
                      A Member of Lincoln Financial Group

P-195 [--] PP 02/05

GROWTH EQUITY                               DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

Prospectus        FEBRUARY 28, 2006

                  DELAWARE U.S. GROWTH FUND
                  CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                                page
Delaware U.S. Growth Fund

How we manage the Fund                                                      page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                        page
Investment manager
Portfolio managers
Who's who?

About your account                                                          page
Investing in the Fund
     Choosing a share class
     Dealer Compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes

Certain management considerations                                           page

Financial highlights                                                        page

Glossary                                                                    page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?
Delaware U.S. Growth Fund seeks long-term  capital  appreciation by investing in equity  securities of companies we believe have the  potential  for  sustainable free cash flow growth.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common stocks.  The Fund invests  primarily in companies that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Using a bottom up  approach,  we seek to select securities we believe have large-end market potential,  dominant business models  and  strong  free  cash flow  generation  that are  attractively  priced compared to the intrinsic value of the securities.  We also consider a company's operational  efficiencies,  management's  plans for capital  allocation  and the company's shareholder orientation. All of these factors give us insight into the outlook for a company,  helping  identify  companies poised for sustainable free cash flow growth.  We believe  that  sustainable  free cash flow  growth,  if it occurs,  may  result in price  appreciation  for the  company's  stock.  Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Fund's selection decisions. We may sell a security if we no longer  believe  that  security  is likely to  contribute  to meeting  the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental investment policy and may be changed without  shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such  change.  We may also invest up to 20%
of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds,  preferred stocks and convertible preferred stocks,  provided that these  investments,  when  aggregated  with the Fund's debt  securities and bonds, do not exceed 35% of the Fund's assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund's portfolio.  This Fund will be particularly  affected by declines in stock prices,  which tend to fluctuate more than bond prices.  Stock prices  may be  negatively  affected  by a drop  in the  stock  market  or  poor performance in specific  companies or industries.  Stocks of companies with high growth  expectations  may be more  susceptible  to price declines if they do not meet those high expectations.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].  An  investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation
(FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking capital growth potential.
o    Investors  seeking a fund that can be a complement to  income-producing  or value-oriented investments.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.
o    Investors whose primary goal is to receive current income.

How has Delaware U.S. Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how  returns  for the Fund's  Class A shares have varied over the past ten calendar  years, as well as average annual returns of Class A, B, C and
R  shares  for  one-year,   five-year  and  ten-year  or  lifetime  periods,  as
applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense caps.  Please see the  footnotes on page [ ] for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)
           1996                       19.56%
           1997                       30.93%
           1998                       29.57%
           1999                       40.34%
           2000                       -7.60%
           2001                      -24.36%
           2002                      -29.01%
           2003                       23.28%
           2004                        3.01%
           2005                       13.68%

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  30.56%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -21.01% for the quarter ended March 31, 2001.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

                                                  Average annual returns for periods
                                                           ending 12/31/05

--------------------------------------------- ------------- ---------------- --------------
                                                                              10 years or
                                                 1 year         5 years       Lifetime**
--------------------------------------------- ------------- ---------------- --------------
Class A return before taxes                      7.14%          (6.08)%          6.75%
--------------------------------------------- ------------- ---------------- --------------
Class A return after taxes on distributions      7.14%          (6.08)%          4.98%
--------------------------------------------- ------------- ---------------- --------------
Class A return after taxes on distributions
and sale of Fund shares                          4.64%          (5.07)%          4.88%
--------------------------------------------- ------------- ---------------- --------------
Class B return before taxes*                     8.84%          (6.05)%          6.77%
--------------------------------------------- ------------- ---------------- --------------
Class C return before taxes*                     11.90%         (5.63)%          6.66%
--------------------------------------------- ------------- ---------------- --------------
Class R return before taxes                      13.30%           N/A           10.57%
--------------------------------------------- ------------- ---------------- --------------
S&P 500(R)Index                                   4.91%           0.54%           9.07%
(reflects no deduction for fees, expenses
or taxes)
--------------------------------------------- ------------- ---------------- --------------
Russell 1000(R)Growth Index***                    5.26%          (3.58)%          6.73%
(reflects no deduction for fees, expenses
or taxes)
--------------------------------------------- ------------- ---------------- --------------

The Fund's  returns above are compared to the  performance  of the S&P 500 Index and the Russell 1000 Growth Index.  You should  remember that,  unlike the Fund, the indexes are  unmanaged  and do not reflect the actual  costs of  operating a mutual  fund,  such as the costs of  buying,  selling  and  holding  securities.
Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption of shares at end of period.  The ten-year returns for Class B shares reflect conversion to Class A shares after eight years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     12.84%, -5.62% and 6.77% for the one-year,  five-year and ten-year periods, respectively.  If shares  were not  redeemed,  returns for Class C would be
     12.90%, -5.63% and 6.66% for the one-year,  five-year and ten-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception date for Class R shares was June 2, 2003. The S&P 500
     Index and the  Russell  1000  Growth  Index  returns  are for the  ten-year period.  The S&P 500 Index and the Russell 1000 Growth Index report returns on a monthly  basis.  The S&P 500 Index and the Russell  1000 Growth  Index
     returns for Class R's lifetime were 12.40% and 10.51%, respectively.

***  The Russell 1000 Growth Index is replacing  the S&P 500 Index as the Fund's benchmark.  The investment  manager believes the composition of the Russell
     1000 Growth Index better reflects the Fund's investments. The S&P 500 Index may be excluded from this comparison in the future.

What are the Fund's fees and expenses?

---------------------------------  ---------------------------------- --------- ---------     ---------   --------
Sales charges are fees paid        CLASS                                 A          B             C           R
directly from your investments     ---------------------------------- --------- ---------     ---------   --------
when you buy or sell shares of     Maximum sales charge (load) imposed
the Fund. You do not pay sales     on purchases as a percentage of
charges when you buy or sell       offering price                        5.75%      none          none        none
Class R shares.                    ---------------------------------- --------- ---------     ---------   --------
                                   Maximum contingent deferred sales
                                   charge (load) as a percentage of
                                   original purchase price or
                                   redemption price, whichever is
                                   lower                                 none(1)    4.00%(2)      1.00%(3)    none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Maximum sales charge (load)
                                   imposed on reinvested dividends       none       none          none        none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Redemption fees                       none       none          none        none
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Exchange fees                         none       none          none        none
---------------------------------  ---------------------------------- --------- ---------     ---------   --------

---------------------------------  ---------------------------------- --------- ---------     ---------   --------
Annual fund operating              CLASS                                 A          B             C           R
expenses are deducted              ---------------------------------- --------- ---------     ---------   --------
from the Fund's assets.            Management fees                       0.65%      0.65%          0.65%      0.65%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Distribution and service (12b-1)
                                   fees                                  0.35%(4)   1.00%          1.00%      0.60%(4)
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Other expenses                        0.46%      0.46%          0.46%      0.46%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Total annual fund operating
                                   expenses                              1.46%      2.11%          2.11%      1.71%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Fee waivers and payments(5)          (0.41)%    (0.36)%        (0.36)%    (0.46)%
                                   ---------------------------------- --------- ---------     ---------   --------
                                   Net expenses                          1.05%      1.75%          1.75%      1.25%
                                   ---------------------------------- --------- ---------     ---------   --------

 --------------------------- --------- ----------- ------------ ------------ ---------- ------------- ---------
 This example is intended    CLASS(6)    A            B(7)         B(7)        C             C         R
 to help you compare the                                            (if                     (if
 cost of investing in the                                        redeemed)               redeemed)
 Fund to the cost of         --------- ----------- ------------ ------------ ---------- ------------- ---------
 investing in other mutual   1 year          $676         $178         $578       $178          $278      $127
 funds with similar          --------- ----------- ------------ ------------ ---------- ------------- ---------
 investment objectives. We   3 years         $972         $626         $901       $626          $626      $494
 show the cumulative         --------- ----------- ------------ ------------ ---------- ------------- ---------
 amount of Fund expenses     5 years       $1,290       $1,101       $1,326     $1,101        $1,101      $885
 on a hypothetical           --------- ----------- ------------ ------------ ---------- ------------- ---------
 investment of $10,000       10 years      $2,188       $2,247       $2,247     $2,413        $2,413     $1,981
 with an annual 5% return
 over the time shown.(6)
 This example reflects the
 net operating expenses
 with expense waivers for
 the one-year contractual
 period and the total
 operating expenses
 without expense waivers
 for years two through
 ten.  This is an example
 only, and does not
 represent future
 expenses, which may be
 greater or less than
 those shown here.
 --------------------------- ------------- ---------------- ------------ ------------ ------------- ------------- -------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Fund's  distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fee  through  February  28,  2007 to no more than  0.30% and
     0.50%, respectively, of average daily net assets.

(5)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  February  28, 2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for the  Fund.  Following  are  descriptions  of how the  portfolio management  team  pursues the Fund's  investment  goals.  We take a  disciplined approach to  investing,  combining  investment  strategies  and risk  management techniques that can help shareholders meet their goals.

Delaware  U.S.  Growth  Fund seeks  long-term  capital  appreciation.  We invest primarily  in common  stocks and,  though we have the  flexibility  to invest in companies of all sizes, we generally  focus on medium and large-size  companies.
Our  goal is to own  companies  that we  expect  to grow  faster  than  the U.S.
economy. Using a bottom up approach, we look for companies that:

o    have large end market  potential,  dominant business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital allocation; and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth. Our disciplined,  research-intensive selection process is designed to identify catalysts such as:

o    management changes;
o    new products;
o    structural changes in the economy; or
o    corporate restructurings and turnaround situations.

We  maintain  a  diversified  portfolio   representing  a  number  of  different
industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining  growth.  Because our objective is capital  appreciation,  the amount  of  dividend  income  that  a  stock  provides  is  only  an  incidental consideration for us. The Fund's investment  objective is non-fundamental.  This means that the Board of  Trustees  may change the  objective  without  obtaining
shareholder   approval.   If  the  objective  were  changed,   we  would  notify
shareholders  at  least  60 days  before  the  change  in the  objective  became effective.

The securities we typically invest in

Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends as well.

---------------------------------------- ----------------------------------
              Securities                          How we use them
---------------------------------------- ----------------------------------
Common stocks: Securities that           Generally, we invest 85% to
represent shares of ownership in a       100% of the Fund's net assets
corporation. Stockholders participate    in common stock of companies
in the corporation's profits and         that we think have
losses proportionate to the number of    appreciation potential.  We
shares they own.                         may invest in companies of all
                                         sizes, but typically focus on
                                         medium and large size
                                         companies.

---------------------------------------- ----------------------------------
Foreign securities and American          We may invest up to 20% of the
Depositary Receipts: Securities of       Fund's net assets in securities
foreign entities issued directly or,     of foreign issuers.  Such
in the case of American Depositary       foreign securities may be traded
Receipts (ADRs), through a U.S. bank.    on a foreign exchange, or they
ADRs represent the bank's holdings of    may be in the form of ADRs.
a stated number of shares of a foreign   Direct ownership of foreign
corporation. An ADR entitles the         securities will typically not be
holder to all dividends and capital      a significant part of our
gains earned by the underlying foreign   strategy.  We may, however, own
shares. ADRs are typically bought and    ADRs when we think they offer
sold on U.S. securities exchanges in     greater appreciation potential
the same way as other U.S. securities.   than U.S. securities.

---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer of securities, such as   agreements as a short-term
the Fund, and a seller of securities,    investment for the Fund's cash
in which the seller agrees to buy the    position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Fund must have collateral of
for them, plus an amount equal to an     102% of the repurchase price.
agreed upon interest rate. Repurchase    The Fund will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is comprised of
                                         U.S. government securities.

---------------------------------------- ----------------------------------
Restricted securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under U.S. securities laws.   those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration, commonly known as
                                         "Rule 144A Securities."
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Fund's 10% limit
                                         on illiquid securities, which is
                                         described below.

---------------------------------------- ----------------------------------
Illiquid securities: Securities that     We may invest up to 10% of the
do not have a ready market, and cannot   Fund's net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them.

---------------------------------------- ----------------------------------
Fixed-income securities: Securities      We may invest up to 20% of the
that may include debt securities,        Fund's assets in debt securities
bonds, convertible bonds, as well as,    and bonds.  We may also invest
non-investment grade fixed-income        up to 10% of this portion in
securities.                              non-investment grade bonds if we
                                         believe that doing so would help
                                         us to meet the Fund's
                                         objective.  We may also invest
                                         in convertible bonds, preferred
                                         stocks and convertible preferred
                                         stock, provided that these
                                         investments, when aggregated
                                         with the Fund's investments in
                                         debt securities and bonds, do
                                         not exceed 35% of the Fund's
                                         assets.

---------------------------------------- ----------------------------------
Options and Futures: Options represent   If we have stocks that have
a right to buy or sell a security or     appreciated in price, we may
group of securities at an agreed upon    want to protect those gains when
price at a future date. The purchaser    we anticipate adverse
of an option may or may not choose to    conditions.  We might use
go through with the transaction; the     options or futures to neutralize
seller of an option must go through      the effect of any anticipated
with the transaction.                    price declines, without selling
                                         the security. We may also use
                                         options or futures to gain
                                         exposure to a particular market
Writing a call option on a security      segment without purchasing
obligates the owner of the security to   individual securities in that
sell it at an agreed upon price on an    segment, particularly if we had
agreed upon date (usually no more than   excess cash that we wanted to
nine months in the future.) The owner    invest quickly.
of the security receives a premium
payment from the purchaser of the        We might use covered call
call, but if the security appreciates    options if we believe that doing
to a price greater than the agreed       so would help the Fund to meet
upon selling price, the fund would       its investment objective.
lose out on those gains.  A call
option written by the Fund is            Use of these strategies can
"covered" if the Fund owns the           increase the operating costs of
security underlying the option or has    the Fund and can lead to loss of
an absolute and immediate right to       principal.
acquire that security without
additional cash consideration.

Futures contracts are agreements for
the purchase or sale of securities at
a specified price, on a specified
date.  Unlike an option, a futures
contract must be executed unless it is
sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------- ----------------------------------

The Fund may also invest in other securities, including preferred stock and U.S.
government securities.  Please see the Statement of Additional Information (SAI)
for additional  descriptions on these  securities as well as those listed in the table above.

Lending  securities The Fund may lend up to one-third of its assets to qualified brokers,  dealers and institutional  investors for their use in their securities transactions. These transactions, may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest  to the lending  banks on the amount  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Purchasing  securities on a when-issued  or delayed  delivery basis The Fund may buy or sell  securities on a when-issued  or delayed  delivery  basis;  that is, paying for securities  before  delivery or taking  delivery at a later date. The
Fund will  designate  cash or  securities  in  amounts  sufficient  to cover its obligations, and will value the designated assets daily.

Portfolio  turnover It is possible that the Fund's portfolio  turnover rate will exceed 100%. A turnover rate of 100% would occur if, for example,  a fund bought and sold all of the  securities in its portfolio once in the course of a year or frequently  traded a single security.  The turnover rate may also be affected by cash  requirements from redemptions and purchases of fund shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the  Fund's  assets  in money  market  instruments  when the  manager determines  that market  conditions  warrant.  We may also hold a portion of the
Fund's assets in cash for liquidity purposes.  To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market-- like the stock or       securities we believe can
bond market-- will decline in value      appreciate over an extended time
because of economic conditions, future   frame regardless of interim
expectations or investor confidence.     market fluctuations. We do not
                                         try to predict overall market
                                         movements.  Although we may hold
                                         securities for any amount of
                                         time, we generally do not trade
                                         for short-term purposes.

                                         We may hold a substantial part
                                         of the Fund's assets in cash or
                                         cash equivalents as a temporary,
                                         defensive strategy.

---------------------------------------- ----------------------------------
Industry and security risk: Industry     We limit the amount of the
risk is the risk that the value of       Fund's assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security.
expectations for the performance of
that industry.

Securities risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.

---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    We are permitted to invest up to
securities may be adversely affected     20% of the Fund's portfolio in
by political instability, changes in     foreign securities.  When we do
currency exchange rates, foreign         purchase foreign securities,
economic conditions or inadequate        they are generally ADRs, which
regulatory and accounting standards.     are denominated in U.S. dollars
                                         and traded on U.S. stock
                                         exchanges.

---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 10%
within seven days at approximately the   of the Fund's net assets.
price that a fund has valued them.

---------------------------------------- ----------------------------------
Credit risk is the possibility that a    Fixed-income securities are not
bond's issuer (or an entity that         typically a significant
insures the bond) will be unable to      component of our strategy.
make timely payments of interest and     However, when we do invest in
principal. Bonds rated below             fixed-income securities, we will
investment grade are particularly        not hold more than 10% of net
subject to this risk.                    assets in high-yield,
                                         non-investment grade bonds. This
                                         limitation, combined with our
                                         careful, credit-oriented bond
                                         selection and our commitment to
                                         hold a diversified selection of
                                         high-yield bonds are designed to
                                         manage this risk.

---------------------------------------- ----------------------------------
Futures and options risk is the          We may use options and futures
possibility that a fund may experience   to protect gains in the
a loss if it employs an options or       portfolio without actually
futures strategy related to a security   selling a security. We may also
or a market index and that security or   use options and futures to
index moves in the opposite direction    quickly invest excess cash so
from what the manager anticipated.       that the portfolio is generally
Futures and options also involve         fully invested.
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.

---------------------------------------- ----------------------------------
Portfolio turnover rates reflect the     It is possible that the Fund's
amount of securities that are replaced   portfolio turnover rate will
from the beginning of the year to the    exceed 100%.
end of the year by the Fund.  The
higher the amount of portfolio
activity, the higher the brokerage
costs and other transaction costs of
the Fund are likely to be.  The amount
of portfolio activity will also affect
the amount of taxes payable by the
Fund's shareholders that are subject
to federal income tax, as well as the
character (ordinary income vs. capital
gains) of such tax obligations.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager

The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.39% of average  daily net assets for the last  fiscal  year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the fiscal year ended October 31, 2005.

Portfolio managers

Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for Delaware U.S. Growth Fund. In making investment  decisions for the
Fund, Mr. Van Harte regularly  consults with Christopher J. Bonavico,  Daniel J.
Prislin and Christopher M. Ericksen.  Mssrs.  Van Harte,  Bonavico,  Prislin and
Ericksen joined Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Christopher M.  Ericksen,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in April 2005 as a portfolio manager on the Focus Growth team, which is responsible for large-cap growth,  all-cap growth and one mid-cap product. He was most recently a portfolio  manager at  Transamerica  Investment  Management,
LLC,  where he also managed  institutional  separate  accounts.  Before  joining
Transamerica  in 2004, he was a Vice President at Goldman Sachs;  during his ten years there he worked in investment  banking as well as  investment  management.
Mr. Erickson  received his bachelor's  degree from Carnegie  Mellon  University, with majors in industrial  management,  economics and political science. He is a
CFA charterholder.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other securities in the Fund.

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                             Board of Trustees
                                                                              Custodian
 Investment Manager                                                           JPMorgan Chase Bank
 Delaware Management Company                                                  4 Chase Metrotech Center
 2005 Market Street                          The Funds                        Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page __ for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor. However, the Delaware U.S. Growth
Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such  independent  Trustees.  These
independent  fund  Trustees,  in  particular,   are  advocates  for  shareholder
interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.35% (currently,  waived not to exceed 0.30%) of average daily net assets, which is lower  than the 12b-1 fee for Class B, Class C and Class R shares.
     See "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary  depending  on the amount  invested,  rounding  and the  then-current  NAV.
Similarly,  the actual  sales charge as a  percentage  of offering  price may be different due to the amount invested, rounding and the then-current offering may be greater or lesser than the percentage shown.

----------------------------------- --------------------------------- ---------------------------------
                                            Sales charge as %                 Sales charge as %
        Amount of purchase                  of offering price               of net amount invested
----------------------------------- --------------------------------- ---------------------------------
         Less than $50,000                         5.75%                             6.54%
-------------------------------------------------------------------------------------------------------
   $50,000 but less than $100,000                  4.75%                             5.41%
----------------------------------- --------------------------------- ---------------------------------
  $100,000 but less than $250,000                  3.75%                             4.31%
-------------------------------------------------------------------------------------------------------
  $250,000 but less than $500,000                  2.50%                             3.00%
----------------------------------- --------------------------------- ---------------------------------
 $500,000 but less than $1 million                 2.00%                             2.44%
----------------------------------- --------------------------------- ---------------------------------
        $1 million or more            None (Limited CDSC may apply)*    None (Limited CDSC may apply)*
--------------------------------------------------------------------- ---------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the net asset  value at the time of  purchase of the Class A shares  being  redeemed or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A shares even if those  shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A shares, the "net asset value of such shares at the  time of  redemption"  will be the net  asset  value  of the  shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed  that  shares not  subject to the  Limited  CDSC are the first  redeemed  followed by other  shares  held for the longest  period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.
-------------------------------------------------------------------------------------------------------

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a  12b-1  fee of no  more  than  0.30%
     (currently  0.25%).  Conversion may occur as late as three months after the eighth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently,  waived not to exceed 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously  maintained on Delaware's retirement record keeping  system or maintained on BISYS's  retirement  record keeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's SEP/IRA's, SAR/SEP IRA's, Roth IRA's, etc.). For purposes of  determining  plan asset  levels,  affiliated  plans may be  combined  at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such programs require the purchase of a specific class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay  distribution  fees for the sales and  distribution  of its shares.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation

Your  financial  advisor  that sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- --------------- ----------------- ---------------- ----------------
                                         Class A(1)       Class B(2)       Class C(3)       Class R(4)
-------------------------------------- --------------- ----------------- ---------------- ----------------
Commission (%)                               -              4.00%             1.00%              -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  Investment less than $50,000             5.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $50,000 but less than $100,000           4.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $100,000 but less than $250,000          3.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $250,000 but less than $500,000          2.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $500,000 but less than $1,000,000        1.60%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $1,000,000 but less than $5,000,000      1.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $5,000,000 but less than $25,000,000     0.50%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $25,000,000 or more                      0.25%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
12b-1 Fee to Dealer                        0.30%            0.25%             1.00%            0.60%
-------------------------------------- --------------- ----------------- ---------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.35% of the 12b-1 fee applicable to Class A shares,  however,  the  Distributor has contracted to limit this amount to 0.30% through February 28, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers  may then be  eligible to receive the 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50% through  February 28, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although the current rate is 0.50%.

About your account (continued)

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware  Investments Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

------------------------- ---------------------------------------- -------------------------------------------------------------
       Program            How it works                                                     Share class

                                                                         A           B                          C
------------------------- ---------------------------------------- ----------------- -------------------------------------------
Letter of Intent          Through a Letter of Intent you                X            Although the Letter of Intent and Rights
                          agree to invest a certain amount                           of Accumulation do not apply to the
                          in Delaware Investments Funds                              purchase of Class B and Class C shares,
                          (except money market funds with no                         you can combine your purchase of Class A
                          sales charge) over a 13-month                              shares with your purchase of Class B and
                          period to qualify for reduced                              Class C shares to fulfill your Letter of
                          front-end sales charges.                                   Intent or qualify for Rights of
                                                                                     Accumulation.

------------------------- -------------------------------------- ----------------- -------------------------------------------
Rights of Accumulation    You can combine your holdings or              X
                          purchases of all funds in the
                          Delaware Investments family
                          (except money market funds with no
                          sales charge) as well as the
                          holdings and purchases of your
                          spouse and children under 21 to
                          qualify for reduced front-end
                          sales charges.
------------------------- -------------------------------------- ----------------- -------------------------- ----------------
Reinvestment of           Up to 12 months after you redeem         For Class A,      For Class B, your          Not
Redeemed Shares           shares, you can reinvest the             you will not      account will be            available.
                          proceeds without paying a sales          have to pay       credited with the
                          charge as noted to the right.            an additional     contingent deferred
                                                                   front-end         sales charge you
                                                                   sales charge.     previously paid on
                                                                                     the amount you are
                                                                                     reinvesting. Your
                                                                                     schedule for
                                                                                     contingent deferred
                                                                                     sales charges and
                                                                                     conversion to Class
                                                                                     A will not start
                                                                                     over again, it will
                                                                                     pick up from the
                                                                                     point at which you
                                                                                     redeemed your shares.
------------------------- -------------------------------------- ----------------- -------------------------------------------
SIMPLE IRA, SEP/IRA,      These investment plans may qualify            X            There is no reduction in sales charges
SAR/SEP, Profit           for reduced sales charges by                               for Class B or Class C shares for group
Sharing, Pension,         combining the purchases of all                             purchases by retirement plans.
401(k), SIMPLE            members of the group. Members of
401(k), 403(b)(7),        these groups may also qualify to
and 457 Retirement        purchase shares without a
Plans                     front-end sales charge and may
                          qualify for a waiver of any
                          contingent deferred sales charges
                          on Class A shares.
------------------------- -------------------------------------- ----------------- -------------------------------------------

Buying Class A shares at Net Asset Value

Class A shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees of any fund in the Delaware  Investments  family,  the Manager or any of the Manager's current affiliates and those that may in the future be
     created;   (ii)  legal   counsel  to  the  funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a fund in the Delaware  Investments  family may exchange into Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of funds in the Delaware Investments family.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ----------------- ----------------- ---------------
                                                                              Share Class
--------------------------------------------------------- ----------------- ----------------- ---------------
                   Category                                     A*                 B                  C
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions in accordance with a Systematic Withdrawal                             X                  X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions that result from the Fund's right to                                   X                  X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions to participants or beneficiaries from a                        Not available.    Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code")
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions pursuant to the direction of a participant           X           Not available.    Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan
--------------------------------------------------------- ----------------- ----------------- ---------------
Periodic distributions from an individual retirement                                                  X
account (i.e., IRA, ROTH IRA, EDUCATION OR COVERDALE
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan** (403(b)(7) plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Internal Revenue Code
("IRC") or a hardship or unforeseen emergency provision
in the qualified plan as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
--------------------------------------------------------- ----------------- ----------------- ---------------
Returns of Excess Contributions due to any regulatory            X                 X                  X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, EDUCATION OR COVERDALE IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions by other employee benefit plans to pay                         Not available.    Not available.
benefits
--------------------------------------------------------- ----------------- ----------------- ---------------
Systematic withdrawals from a retirement account or                                X                  X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
The systematic withdrawal may be pursuant to Delaware
Investments funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the IRC.
--------------------------------------------------------- ----------------- ----------------- ---------------
Distributions from an account of a redemption resulting                            X                  X
from the death or disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions by certain legacy retirement assets that                         Not available.           X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ----------------- ----------------- ---------------
Redemptions by the classes of shareholders who are               X           Not available.    Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ----------------- ----------------- ---------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments  family's  Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

How to buy shares

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Through your financial advisor

Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail

Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire

Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL]

By exchange

You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services

You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

About your account (continued)

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform
Gifts to Minors  Act,  or the  Uniform  Transfers  to Minors  Act; or through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation

When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities  using fair value prices based on third party vendor  modeling tools, to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans

In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

How to redeem shares

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Through your financial advisor

Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail

You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone

You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire

You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services

You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the  price you paid for the  original  shares  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

If you have an account in the same Delaware  Investments  Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semi-annual reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800-523-1918 or your financial advisor.  We will begin sending you individual copies of these documents thirty days after receiving your request.

Special services

To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit

With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery

With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Account  access is a password  protected area of the Delaware  Investment's  Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

Wealth Builder Option

With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You can  exchange  all or part of your  shares  for  shares of the same class in another  Delaware  Investments Fund without paying a front-end sales charge or a contingent  deferred sales charge at the time of the exchange.  However,  if you exchange  shares from a money  market fund that does not have a sales  charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares.  When exchanging Class B and Class C shares of one fund for the same class of shares in other  funds,  your new  shares  will be  subject to the same contingent  deferred  sales charge as the shares you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same,  with the  amount of time you held your  original  shares  being  credited toward the holding  period of your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange.  When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

About your account (continued)

Special services (continued)

MoneyLineSM On Demand Service

Through our  MoneyLineSM On Demand  Service,  you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family  or the  Optimum  Fund  Trust to be a market  timer  and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends and capital gains, if any, are paid  annually.  The amount of any  distribution  will vary, and there is no guarantee  the Fund  will pay  either  an  income  dividend  or a  capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware U.S. Growth Fund                                                       Class A
                                                                           Year Ended 10/31
                                                             2005         2004       2003        2002        2001

Net asset value, beginning of period                      $10.620      $10.840     $9.260     $11.800     $19.390

Income (loss) from investment operations:

Net investment loss(1)                                     (0.020)      (0.064)    (0.039)     (0.058)     (0.045)
Net realized and unrealized gain (loss) on
investments                                                 2.100      (0.156)      1.619     (2.482)     (7.314)
                                                           ------      -------     ------     -------     -------
Total from investment operations                            2.080      (0.220)      1.580     (2.540)     (7.359)
                                                           ------      -------     ------     -------     -------

Less dividends and distributions from:
Net realized gain on investments                              ---          ---        ---         ---     (0.231)
                                                           ------      -------     ------     -------     -------
Total dividends and distributions                             ---          ---        ---         ---     (0.231)
                                                           ------      -------     ------     -------     -------

Net asset value, end of period                            $12.700      $10.620    $10.840      $9.260     $11.800
                                                           ======      =======     ======     =======     =======

Total return(2)                                             19.59%      (2.03%)     17.06%    (21.53%)    (38.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $38,566      $38,339    $60,934     $51,887     $66,897
Ratio of expenses to average net assets                      1.15%        1.40%      1.40%       1.40%       1.46%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly              1.46%        2.15%      2.28%       1.88%       1.70%
Ratio of net investment loss to average net assets          (0.17%)      (0.59%)    (0.40%)     (0.51%)     (0.30%)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid
indirectly                                                  (0.48%)      (1.34%)    (1.28%)     (0.99%)     (0.54%)
Portfolio turnover                                             65%         158%        77%        103%         70%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                                                                                Class B

             Delaware U.S. Growth Fund
                                                                            Year Ended 10/31
                                                             2005         2004       2003        2002        2001

Net asset value, beginning of period                       $9.690       $9.950     $8.560     $10.990     $18.200

Income (loss) from investment operations:
Net investment loss(1)                                     (0.091)      (0.132)    (0.100)     (0.131)     (0.138)
Net realized and unrealized gain (loss) on
investments                                                 1.901       (0.128)     1.490      (2.299)     (6.841)
                                                           ------      -------     ------     -------     -------
Total from investment operations                            1.810       (0.260)     1.390      (2.430)     (6.979)
                                                           ------      -------     ------     -------     -------
Less dividends and distributions from:
Net realized gain on investments                              ---          ---        ---         ---      (0.231)
                                                           ------      -------     ------     -------     -------
Total dividends and distributions                             ---          ---        ---         ---      (0.231)
                                                           ------      -------     ------     -------     -------
Net asset value, end of period                            $11.500       $9.690     $9.950      $8.560     $10.990
                                                           ======      =======     ======     =======     =======
Total return(2)                                             18.68%       (2.61%)    16.24%     (22.11%)    (38.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $28,431      $30,686    $39,613     $40,196     $62,658
Ratio of expenses to average net assets                      1.85%        2.10%      2.10%       2.10%       2.16%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly              2.11%        2.80%      2.94%       2.58%       2.40%
Ratio of net investment loss to average net assets          (0.87%)      (1.29%)    (1.10%)     (1.21%)     (1.00%)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid
indirectly                                                  (1.13%)      (1.99%)    (1.94%)     (1.69%)     (1.24%)
Portfolio turnover                                             65%         158%        77%        103%         70%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                                                                         Class C

             Delaware U.S. Growth Fund
                                                                                    Year Ended 10/31
                                                             2005         2004       2003       2002       2001

Net asset value, beginning of period                      $10.500      $10.790     $9.280     $11.910     $19.700

Income (loss) from investment operations:
Net investment loss(1)                                     (0.099)      (0.140)    (0.108)     (0.139)     (0.148)
Net realized and unrealized gain (loss) on
investments                                                 2.059       (0.150)     1.618      (2.491)     (7.411)
                                                           ------      -------     ------     -------     -------
Total from investment operations                            1.960       (0.290)     1.510      (2.630)     (7.559)
                                                           ------      -------     ------     -------     -------
Less dividends and distributions from:
Net realized gain on investments                              ---          ---        ---         ---      (0.231)
                                                           ------      -------     ------     -------     -------
Total dividends and distributions                             ---          ---        ---         ---      (0.231)
                                                           ------      -------     ------     -------     -------
Net asset value, end of period                            $12.460      $10.500    $10.790      $9.280     $11.910
                                                           ======      =======     ======     =======     =======
Total return(2)                                             18.67%       (2.69%)    16.27%     (22.08%)    (38.78%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $9,327       $8,387    $10,684     $10,792     $14,959
Ratio of expenses to average net assets                      1.85%        2.10%      2.10%       2.10%       2.16%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly              2.11%        2.80%      2.94%       2.58%       2.40%
Ratio of net investment loss to average net assets          (0.87%)      (1.29%)    (1.10%)     (1.21%)     (1.00%)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid
indirectly                                                  (1.13%)      (1.99%)    (1.94%)     (1.69%)     (1.24%)
Portfolio turnover                                             65%         158%        77%        103%         70%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

             Delaware U.S. Growth Fund                                    Class R
                                                       Year Ended   Year Ended
                                                            10/31        10/31      Period 6/2/03(1)
                                                             2005         2004        to 10/31/03

Net asset value, beginning of period                      $10.590      $10.830            $10.120

Income (loss) from investment operations:
Net investment loss(2)                                     (0.051)      (0.097)            (0.033)
Net realized and unrealized gain (loss) on                  2.081       (0.143)             0.743
investments                                               -------      -------            -------
Total from investment operations                            2.030       (0.240)             0.710
                                                          -------      -------            -------
Less dividends and distributions from:

Net asset value, end of period                            $12.620      $10.590            $10.830
                                                          =======      =======            =======
Total return(3)                                             19.17%       (2.22%)             7.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $354         $245               $189
Ratio of expenses to average net assets                      1.42%        1.70%              1.70%
Ratio of expenses to average net assets prior to             1.71%
expense limitation and expenses paid indirectly                           2.40%              2.71%
Ratio of net investment loss to average net assets          (0.44%)      (0.89%)            (0.76%)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid
indirectly                                                  (0.73%)      (1.59%)            (1.77%)
Portfolio turnover                                             65%         158%                77%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and  payment of fees by the  manager and the  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

How to read the Financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)

This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return

This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate

This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered
investment   grade.   See  also  Nationally   recognized   statistical   ratings
organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

S&P 500(R)Index
An  unmanaged  index of 500  widely  held  common  stocks  that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The  document  that  provides   more   detailed   information   about  a  fund's
organization, management investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware U.S. Growth Fund
Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered by the report. You can find more detailed  information about the Fund in the current  Statement  of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web  site  (http://www.sec.gov).  You can  also  get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102. Information about the Fund, including its Statement of  Additional  Information,  can be  reviewed  and  copied at the SEC's  Public
Reference  Room  in  Washington,  D.C.  You can get  information  on the  Public
Reference Room by calling the SEC at 202 942-8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder Service Center:

Monday to Friday, 8 a.m. to 7 p.m. Eastern Time.

o    For Fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Registrant's Investment Company Act file number: 811-7972

Delaware U.S. Growth Fund
                                                            CUSIP                      NASDAQ
Class A                                                   245917505                    DUGAX
Class B                                                   245917604                    DEUBX
Class C                                                   245917703                    DEUCX
Class R                                                   245917711                    DEURX

                                            DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

P-101 [--] PP 02/05

GROWTH EQUITY                               DELAWARE
                                            INVESTMENTS(R)
                                            A Member of Lincoln Financial Group

Prospectus        FEBRUARY 28, 2006

                  DELAWARE U.S. GROWTH FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                 page
Delaware U.S. Growth Fund

How we manage the Fund                                       page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                         page
Investment manager
Portfolio managers
Who's who?

About your account                                           page
Investing in the Fund
How to buy shares
Fair valuation
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares
Dividends, distributions and taxes

Certain management considerations                            page

Financial highlights                                         page

Glossary                                                     page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?
Delaware U.S. Growth Fund seeks long-term  capital  appreciation by investing in equity  securities of companies we believe have the  potential  for  sustainable free cash flow growth.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common stocks.  The Fund invests  primarily in companies that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Using a bottom up  approach,  we seek to select securities we believe have large-end market potential,  dominant business models  and  strong  free  cash flow  generation  that are  attractively  priced compared to the intrinsic value of the securities.  We also consider a company's operational  efficiencies,  management's  plans for capital  allocation  and the company's shareholder orientation. All of these factors give us insight into the outlook for a company,  helping  identify  companies poised for sustainable free cash flow growth.  We believe  that  sustainable  free cash flow  growth,  if it occurs,  may  result in price  appreciation  for the  company's  stock.  Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the fund's selection decisions. We may sell a security if we no longer  believe  that  security  is likely to  contribute  to meeting  the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental investment policy and may be changed without  shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such  change.  We may also invest up to 20%
of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds,  preferred stocks and convertible preferred stocks,  provided that these  investments,  when  aggregated  with the Fund's debt  securities and bonds, do not exceed 35% of the Fund's assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund's portfolio.  This Fund will be particularly  affected by declines in stock prices,  which tend to fluctuate more than bond prices.  Stock prices  may be  negatively  affected  by a drop  in the  stock  market  or  poor performance in specific  companies or industries.  Stocks of companies with high growth  expectations  may be more  susceptible  to price declines if they do not meet those high expectations.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking for capital growth potential.
o    Investors  seeking for a fund that can be a complement to  income-producing or value-oriented investments.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has the Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past ten calendar  years,  as well as the average annual returns of the
Institutional  Shares for one-year,  five-year and ten-year periods.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during  these  periods.  The returns  would be lower  without the expense  caps.
Please  see the  footnotes  on page [ ] for  additional  information  about  the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Institutional
Class)]

Year-by-year total return (Institutional Class)

   1996             19.94%
   1997             31.36%
   1998             29.89%
   1999             40.77%
   2000             -7.35%
   2001            -24.09%
   2002            -28.81%
   2003             23.60%
   2004              3.41%
   2005             13.93%

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 30.66% for the quarter ended December 31, 1999 and its lowest quarterly return was -20.96% for the quarter ended March 31, 2001.

                              Average annual returns for periods ending 12/31/05

------------------------------------------ ---------- ----------- ------------
                                              1 year     5 years     10 years
------------------------------------------ ---------- ----------- ------------
Return before taxes                            13.93%      (4.68)%       7.70%
------------------------------------------ ---------- ----------- ------------
Return after taxes on distributions            13.93%      (4.68)%       5.94%
------------------------------------------ ---------- ----------- ------------
Return after taxes on distributions
   and sale of Fund shares                     9.06%       (3.92)%       5.73%
------------------------------------------ ---------- ----------- ------------
S&P 500(R) Index (reflects no deduction
   for fees, expenses or taxes)                4.91%        0.54%        9.07%
------------------------------------------ ---------- ----------- ------------
Russell 1000(R) Growth Index*
   (reflects no deduction for
    fees, expenses or taxes)                   5.26%       (3.58)%       6.73%
------------------------------------------ ---------- ----------- ------------

The Fund's  returns above are compared to the  performance  of the S&P 500 Index and the Russell 1000 Growth Index.  You should  remember that,  unlike the Fund, the indexes are  unmanaged  and do not reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 1000 Growth Index is replacing  the S&P 500 Index as the Fund's benchmark.  The investment  manager believes the composition of the Russell
     1000 Index better reflects the Fund's investments. The S&P 500 Index may be excluded from this comparison in the future.

What are the Fund's fees and expenses?

----------------------------------------- --------------------------------------------- ---------
You do not pay sales charges directly     Maximum sales charge (load) imposed               none
from your investments when you buy        on purchases as a percentage of
or sell shares of the                     offering price
Institutional Class.
                                          --------------------------------------------- ---------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original
                                          purchase price or redemption price,
                                          whichever is lower                                none
                                          --------------------------------------------- ---------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                              none
                                          --------------------------------------------- ---------
                                          Redemption fees                                   none
                                          --------------------------------------------- ---------
                                          Exchange fees                                     none

----------------------------------------- --------------------------------------------- ---------
Annual fund operating expenses are        Management fees                                  0.65%
deducted from the Fund's assets.
                                          --------------------------------------------- ---------
                                          Distribution and service (12b-1) fees             none
                                          --------------------------------------------- ---------
                                          Other expenses                                   0.46%
                                          --------------------------------------------- ---------
                                          Total operating expenses                         1.11%
                                          --------------------------------------------- ---------
                                          Fee waivers and payments(1)                     (0.36)%
                                          --------------------------------------------- ---------
                                          Net expenses                                     0.75%

----------------------------------------- --------------------------------------------- ---------
This example is intended to help you      1 year                                            $77
compare the cost of investing in the      --------------------------------------------- ---------
Fund to the cost of investing in other    3 years                                          $317
mutual funds with similar investment      --------------------------------------------- ---------
objectives.  We show the cumulative       5 years                                          $577
amount of Fund expenses on a hypothetical --------------------------------------------- ---------
investment of $10,000 with an annual 5%   10 years                                       $1,319
return over the time shown.(2)  The       --------------------------------------------- ---------
example assumes that the Fund's total
operating expenses remain unchanged in
each of the periods we show.  This is an
example only, and does not represent
future expenses, which may be greater or
less than those shown here.

----------------------------------------- --------------------------------------------- ---------

(1)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  February  28, 2007 in order to prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for the  Fund.  Following  are  descriptions  of how the  portfolio management  team  pursues the Fund's  investment  goals.  We take a  disciplined approach to  investing,  combining  investment  strategies  and risk  management techniques that can help shareholders meet their goals.

Delaware  U.S.  Growth  Fund seeks  long-term  capital  appreciation.  We invest primarily  in common  stocks and,  though we have the  flexibility  to invest in companies of all sizes, we generally  focus on medium and large-size  companies.
Our  goal is to own  companies  that we  expect  to grow  faster  than  the U.S.
economy. Using a bottom up approach, we look for companies that:

     o    have large-end market  potential,  dominant business models and strong free cash flow generation;
     o    demonstrate operational efficiencies:
     o    have planned well for capital allocation; and
     o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth. Our disciplined,  research-intensive selection process is designed to identify catalysts such as:

     o    management changes;
     o    new products;
     o    structural changes in the economy; or
     o    corporate restructurings and turnaround situations.

We  maintain  a  diversified  portfolio   representing  a  number  of  different
industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining  growth.  Because our objective is capital  appreciation,  the
amount  of  dividend   income  that  stock   provides  is  only  an   incidental
consideration for us.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in
Stocks offer  investors the potential for capital  appreciation.  Certain stocks that we invest in may pay dividends as well.

------------------------------------------------------ --------------------------------------------------------------------------
                       Securities                                                    How we use them
------------------------------------------------------ --------------------------------------------------------------------------
Common stocks: Securities that represent shares of     Generally, we invest 85% to 100% of the Fund's net assets in common stock
ownership in a corporation. Stockholders participate   of companies that we think have appreciation potential.  We may invest in in the corporation's profits and losses proportionate  companies of all sizes, but typically focus on medium and large-size
to the number of shares they own.                      companies.

------------------------------------------------------ --------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:   We may invest up to 20% of the Fund's net assets in securities of foreign
Securities of foreign entities issued directly or, in  issuers.  Such foreign securities may be traded on a foreign exchange, or
the case of American Depositary Receipts (ADRs),       they may be in the form of ADRs.  Direct ownership of foreign securities
through a U.S. bank. ADRs represent the bank's         will typically not be a significant part of our strategy.  We may,
holdings of a stated number of shares of a foreign     however, own ADRs when we think they offer greater appreciation potential
corporation. An ADR entitles the holder to all         than U.S. securities.
dividends and capital gains earned by the underlying
foreign shares. ADRs are typically bought and sold on
U.S. securities exchanges in the same way as other
U.S. securities.

------------------------------------------------------ --------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term investment for
of securities, such as the Fund, and a seller of       the Fund's cash position. In order to enter into these repurchase
securities, in which the seller agrees to buy the      agreements, the Fund must have collateral of 102% of the repurchase
securities back within a specified time at the same    price.  The Fund will only enter into repurchase agreements in which the
price the buyer paid for them, plus an amount equal    collateral is comprised of U.S. government securities.
to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.

------------------------------------------------------ --------------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest in privately placed securities, including those that are
whose resale is restricted under U.S. securities       eligible for resale only among certain institutional buyers without
laws.                                                  registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's
                                                       10% limit on illiquid securities, which is described below.

------------------------------------------------------ --------------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may invest up to 10% of the Fund's net assets in illiquid securities.
ready market, and cannot be easily sold within seven
days at approximately the price at which a fund has
valued them.

------------------------------------------------------ --------------------------------------------------------------------------
Fixed-income securities: Securities that may include   We may invest up to 20% of the Fund's assets in debt securities and
debt securities, bonds, convertible bonds, as well     bonds.  We may also invest up to 10% of this portion in non-investment
as, non-investment grade fixed-income securities.      grade bonds if we believe that doing so would help us to meet the Fund's objective.  We may also invest in convertible bonds, preferred stocks and convertible preferred stock, provided that these investments, when aggregated with the Fund's investments in debt securities and bonds, do not exceed 35% of the Fund's assets.

------------------------------------------------------ --------------------------------------------------------------------------
Options and Futures: Options represent a right to buy  If we have stocks that have appreciated in price, we may want to protect
or sell a security or group of securities at an        those gains when we anticipate adverse conditions. We might use options
agreed upon price at a future date. The purchaser of   or futures to neutralize the effect of any anticipated price declines,
an option may or may not choose to go through with     without selling the security. We may also use options or futures to gain
the transaction; the seller of an option must go       exposure to a particular market segment without purchasing individual
through with the transaction..                         securities in that segment, particularly if we had excess cash that we wanted to invest quickly.
Writing a call option on a security obligates the
owner of the security to sell it for at an agreed      We might use covered call options if we believe that doing so would help
upon price on an agreed upon date (usually no more     the Fund meet its investment objective.
than nine months in the future.) The writer of the
call option receives a premium payment from the        Use of these strategies can increase the operating costs of the Fund and
purchaser of the call, but if the security             can lead to loss of principal.
appreciates to a price greater than the agreed upon
selling price, the fund would lose out on those
gains.  A call option written by the Fund is
"covered" if the Fund owns the security underlying
the option or has an absolute and immediate right to
acquire that security without additional cash
consideration.

Futures contracts are agreements for the purchase or
sale of securities at a specified price, on a
specified date.  Unlike an option, a futures contract
must be executed unless it is sold before the
settlement date.

Options and futures are generally considered to be
derivative securities.

------------------------------------------------------ --------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock and U.S.
government securities.  Please see the Statement of Additional Information (SAI)
for additional  descriptions on these  securities as well as those listed in the table above.

Lending  securities The Fund may lend up to one-third of its assets to qualified brokers,  dealers and institutional  investors for their use in their securities transactions. These transactions may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest  to the lending  banks on the amount  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Purchasing  securities on a when-issued  or delayed  delivery basis The Fund may buy or sell  securities on a when-issued  or delayed  delivery  basis;  that is, paying for securities  before  delivery or taking  delivery at a later date. The
Fund will  designate  cash or  securities  in  amounts  sufficient  to cover its obligations, and will value the designated assets daily.

Portfolio  turnover It is possible that the Fund's portfolio  turnover rate will exceed 100%. A turnover rate of 100% would occur if, for example,  a fund bought and sold all of the  securities in its portfolio once in the course of a year or frequently  traded a single security.  The turnover rate may also be affected by cash  requirements from redemptions and purchases of fund shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the  Fund's  assets  in money  market  instruments  when the  manager determines  that market  conditions  warrant.  We may also hold a portion of the
Fund's assets in cash for liquidity purposes.  To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- -----------------------------------------------------------------------------------------
                 Risks                                                How we strive to manage them
--------------------------------------- -----------------------------------------------------------------------------------------
Market risk is the risk that all or a   We maintain a long-term investment approach and focus on securities we believe can
majority of the securities in a         appreciate over an extended time frame regardless of interim market fluctuations. We do
certain market -- like the stock or     not try to predict overall market movements.  Although we may hold securities for any
bond market -- will decline in value    amount of time, we generally do not trade for short-term purposes.
because of factors such as economic
conditions, future expectations or      We may hold a substantial part of the Fund's assets in cash or cash equivalents as a
investor confidence.                    temporary, defensive strategy.

--------------------------------------- -----------------------------------------------------------------------------------------
Industry and security risk:  Industry   We limit the amount of the Fund's assets invested in any one industry and in any
risk is the risk that the value of      individual security.
securities in a particular industry
will decline because of changing
expectations for the performance of
that industry.

Securities risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.

--------------------------------------- -----------------------------------------------------------------------------------------
Foreign risk is the risk that foreign   We are permitted to invest up to 20% of the Fund's portfolio in foreign securities.
securities may be adversely affected    When we do purchase foreign securities they are generally ADRs, which are denominated in
by political instability, changes in    U.S. dollars and traded on U.S. stock exchanges.
currency exchange rates, foreign
economic conditions or inadequate
regulatory and
accounting standards.

--------------------------------------- -----------------------------------------------------------------------------------------
Liquidity risk is the possibility that  We limit exposure to illiquid securities to no more than 10% of the Fund's net assets.
securities cannot be readily sold
within seven days at approximately the
price that a fund has valued them.

--------------------------------------- -----------------------------------------------------------------------------------------
Credit risk is the possibility that a   Fixed-income securities are not typically a significant component of our strategy.
bond's issuer (or an entity that        However, when we do invest in fixed-income securities, we will not hold more than 10% of
insures the bond) will be unable to     aggregate net assets in high-yield, non-investment grade bonds. This limitation,
make timely payments of interest and    combined with our careful, credit-oriented bond selection and our commitment to hold a
principal. Bonds rated below            diversified selection of high-yield bonds are designed to manage this risk.
investment grade are particularly
subject to this risk.

--------------------------------------- -----------------------------------------------------------------------------------------
Futures and options risk is the         We may use options and futures to protect gains in the portfolio without actually possibility that a fund may experience  selling a security. We may also use options and futures to quickly invest excess cash so
a loss if it employs an options or      that the portfolio is generally fully invested.
futures strategy related to a security
or a market index and that security or
index moves in the opposite direction
from what the manager anticipated.
Futures and options also involve
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.

--------------------------------------- -----------------------------------------------------------------------------------------
Portfolio turnover rates reflect the    It is possible that the Fund's portfolio turnover rate will exceed 100%
amount of securities that are replaced
from the beginning of the year to the
end of the year by the Fund.  The
higher the amount of portfolio
activity, the higher the brokerage
costs and other transaction costs of
the Fund are likely to be.  The amount
of portfolio activity will also affect
the amount of taxes payable by the
Fund's shareholders that are subject
to federal income tax, as well as the
character (ordinary income vs. capital
gains) of such tax obligations.

--------------------------------------- -----------------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.39% of average  daily net assets for the last  fiscal  year, after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees  approval  of the  Fund's investments  advisory  contract is  available  in the Fund's  annual  reports to shareholders for the fiscal year ended October 31, 2005.

Portfolio managers
Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for Delaware U.S. Growth Fund. In making investment  decisions for the
Fund, Mr. Van Harte regularly  consults with Christopher J. Bonavico,  Daniel J.
Prislin and Christopher M. Ericksen.  Mssrs.  Van Harte,  Bonavico,  Prislin and
Ericksen joined Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Christopher M.  Ericksen,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in April 2005 as a portfolio manager on the Focus Growth team, which is responsible for large-cap growth,  all-cap growth and one mid-cap product. He was most recently a portfolio  manager at  Transamerica  Investment  Management,
LLC,  where he also managed  institutional  separate  accounts.  Before  joining
Transamerica  in 2004, he was a vice president at Goldman Sachs;  during his ten years there he worked in investment  banking as well as  investment  management.
Mr. Ericksen  received his bachelor's  degree from Carnegie  Mellon  University, with majors in industrial  management,  economics and political science. He is a
CFA charterholder.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other securities in the Fund.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                       Board of Trustees
Investment manager                                                         Custodian
Delaware Management Company                                                JPMorgan Chase Bank
2005 Market Street                                                         4 Chase Metrotech Center
Philadelphia, PA 19103-7094                 The Fund                       Brooklyn, NY 11245

                            Distributor                     Service agent
                            Delaware Distributors, L.P.     Delaware Service Company, Inc.
                            2005 Market Street              2005 Market Street
                            Philadelphia, PA 19103-7094     Philadelphia, PA 19103-7094

                            Financial intermediary wholesaler
                            Lincoln Financial Distributors, Inc.
                            2001 Market Street
                            Philadelphia, PA  19103-7055

Portfolio managers
(see page [__] for details)

                                        Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor. However, the Delaware U.S. Growth
Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such  independent  Trustees.  These
independent  fund  Trustees,  in  particular,   are  advocates  for  shareholder
interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

     o    tax-exempt  employee  benefit  plans  of  the  Fund's  manager  or its affiliates  and of  securities  dealer firms with a selling  agreement with the distributor;

     o    institutional   advisory  accounts  of  the  Fund's  manager,  or  its
          affiliates  and  those  having  client   relationships  with  Delaware
          Investment  Advisers,  an affiliate of the manager,  or its affiliates and their  corporate  sponsors,  as well as  subsidiaries  and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional advisory accounts;

     o    a bank,  trust company and similar  financial  institution,  including mutual funds managed by the Fund's investment  manager,  investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee;

     o    registered  investment  advisors  investing  on behalf of clients that consist solely of institutions and high net-worth  individuals  having at least $1,000,000  entrusted to the advisor for investment purposes.
          Use of the  Institutional  Class shares is  restricted to advisors who are not  affiliated  or  associated  with a broker or  dealer  and who derive compensation for their services exclusively from their advisory clients;

     o    certain plans qualified under Section 529 of the Internal Revenue Code for which the Fund's  manager,  distributor or service agent or one or more of  their  affiliates  provide  record  keeping,  administrative, investment management, marketing, distribution or similar services;

     o    programs  sponsored  by  financial  intermediaries  where such program requires the purchase of Institutional Class shares; or

     o    until April 1, 2006,  investors who were formerly  shareholders of "I"
          shares  (or a  similar  class of shares  that is  limited  to  certain institutional  or high net worth  investors and does not carry a sales charge  or Rule  12b-1  fee) of  another  fund  that  was  managed  by investment  professionals  who are  currently  portfolio  managers  at
          Delaware Management Company.

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase  by wire,  you must call us at 800  510-4015  so we can  assign  you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You may  exchange  all or part of your  investment  in one or more  funds in the
Delaware Investments family for shares of other funds in the family. Please keep in mind, however,  that you may not exchange your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

If you have an account in the same Delaware  Investments  Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semi-annual reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800-523-1918 or your financial advisor.  We will begin sending you individual copies of these documents thirty days after receiving your request.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another Delaware  Investments  Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable  sales charges on your new shares.  You do not pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.  You may not  exchange  your  shares  for Class B,  Class C or Class R shares of the funds in the Delaware Investments family.

The following  limitation on exchange  applies only to those  investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional  or high-net  worth  investors and not carry a sales  charge or Rule  12b-1  fee) of another  that was  managed  by  investment professionals  who are  currently  portfolio  managers  at  Delaware  Management
Company.  Until  April 1,  2006,  investors  may  exchange  all or part of their institutional  shares of U.S.  Growth  Fund only for shares of the same class in another Delaware  Investments Fund that are specifically  available for purchase by these investors as stated in the Fund's prospectus.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain brokers/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends and capital gains, if any, are paid  annually.  The amount of any  distribution  will vary, and there is no guarantee  the Fund  will pay  either  an  income  dividend  or a  capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

U.S. Growth Fund                                                    Institutional Class Shares
                                                                        Year ended 10/31
                                                        2005         2004         2003         2002         2001

Net asset value, beginning of period                 $11.080      $11.270       $9.600      $12.190      $19.970

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.015       (0.031)      (0.010)      (0.024)       -----
Net realized and unrealized gain (loss) on
   investments                                         2.185       (0.159)       1.680       (2.566)      (7.549)
                                                     -------       ------       ------       ------       ------
Total from investment operations                       2.200       (0.190)       1.670       (2.590)      (7.549)
                                                     -------       ------       ------       ------       ------
Less dividends and distributions from:
Net realized gain on investments                       -----        -----        -----        -----       (0.231)
                                                     -------      -------      -------      -------      -------
Total dividends and distributions                      -----        -----        -----        -----       (0.231)
                                                     -------       ------       ------      -------      -------

Net asset value, end of period                       $13.280      $11.080      $11.270       $9.600      $12.190
                                                     =======      =======      =======      =======      =======
Total return(2)                                        19.86%       (1.69%)      17.40%      (21.25%)     (38.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $274,424       $2,666      $27,420      $30,575      $42,302
Ratio of expenses to average net assets                 0.85%        1.10%        1.10%        1.10%        1.16%
Ratio of expenses to average net assets prior
   to expense limitation and expenses
   paid indirectly                                      1.11%        1.80%        1.94%        1.58%        1.40%
Ratio of net investment income (loss) to
   average net assets                                   0.13%       (0.29%)      (0.10%)      (0.21%)       0.00%
Ratio of net investment loss to average net
   assets prior to expense limitation and
   expenses paid indirectly                            (0.13%)      (0.99%)      (0.94%)      (0.69%)      (0.24%)
Portfolio turnover                                        65%         158%          77%         103%          70%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions-From  net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered
investment   grade.   See  also  Nationally   recognized   statistical   ratings
organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

S&P 500(R)Index
An  unmanaged  index of 500  widely  held  common  stocks  that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware U.S. Growth Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 510-4015. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may  obtain  additional  information  about  the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

     o    For convenient  access to account  information or current  performance information  on all Delaware  Investments  Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

                        DELAWARE
                        INVESTMENTS(R)
                        A Member of Lincoln Financial Group

Registrant's Investment Company Act file number: 811-7972

Delaware U.S. Growth Fund
                                       CUSIP              NASDAQ
Institutional Class                  245917802             DEUIX

P-104 [--] PP 02/05

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 28, 2006

                          DELAWARE GROUP ADVISER FUNDS
                        Delaware Diversified Income Fund
                            Delaware U.S. Growth Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
                 Class A Shares, Class B Shares, Class C Shares
                  and Class R Shares: Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

     This Statement of Additional Information ("Part B") describes the shares of the  Delaware  Diversified  Income Fund and  Delaware  U.S.  Growth Fund (each a
"Fund" and  collectively,  the "Funds"),  which are series of the Delaware Group
Adviser  Funds  (the  "Trust").  Each  Fund  offers  Class  A, B, C and R Shares
(collectively,   the  "Fund  Classes")  and  Institutional   Class  Shares.  All
references  to  "shares"  or  "Classes"  in this Part B refer to all  classes of shares of the  Funds,  except  where  noted.  The Funds'  investment  advisor is
Delaware Management Company, a series of Delaware Management Business Trust (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Funds, each dated February 28, 2006, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  Part B is  not  itself  a  Prospectus  but  is,  in  its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Funds' financial  statements, the notes  relating  thereto,  the  financial  highlights  and the report of the independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained,  without  charge,  by calling 800
523-1918.

---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                 Page                                Page
-------------------------------- ------ -----------------------------------
Cover Page                              Purchasing Shares
-------------------------------- ------ -----------------------------------
Fund History                            Investment Plans
-------------------------------- ------ -----------------------------------
Investment Restrictions                 Determining Offering Price
                                        and Net Asset Value
-------------------------------- ------ -----------------------------------
Investment Strategies and Risks         Redemption and Exchange
-------------------------------- ------ -----------------------------------
Disclosure of Portfolio Holdings        Dividends, Distributions and
                                        Taxes
-------------------------------- ------ -----------------------------------
Management of the Trust                 Performance Information
-------------------------------- ------ -----------------------------------
Investment Manager and Other
Service Providers                       Financial Statements
-------------------------------- ------ -----------------------------------
Portfolio Managers                      Principal Holders
-------------------------------- ------ -----------------------------------
Trading Practices and Brokerage         Appendix A - Description of
                                        Ratings
-------------------------------- ------ -----------------------------------
Capital Stock
-------------------------------- ------ -----------------------------------

                                  FUND HISTORY

     The Trust was originally  organized as a Maryland corporation on August 10,
1993 and was subsequently  reorganized as a Delaware statutory trust on November
23, 1999.

Classification
     The  Trust  is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

                             INVESTMENT RESTRICTIONS

Investment Objective
     Each Fund's  investment  objective is  non-fundamental,  and may be changed without shareholder  approval.  However,  the Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval by the  holders of a  "majority"  of each  Fund's  outstanding shares,  which is a vote by the  holders  of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     The Funds shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff  interpretation  thereof) of their investments in the securities of issuers  primarily  engaged in the same industry,  provided that this  restriction  does not limit each Fund from  investing in  obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that each Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio securities,  under circumstances where they may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933" Act).

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Funds from  investing  in issuers  that  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Funds from  engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this  restriction  does not prevent the Funds from purchasing debt obligations,  entering into repurchase agreements,  loaning their assets to  broker/dealers  or  institutional  investors  and  investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   the  Funds  will  be  subject   to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board of Trustees without shareholder approval.

     1.  Each  Fund is  permitted  to  invest  in  other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction. However, the Delaware U.S. Growth Fund may not operate as a
"fund of funds"  which  invests  primarily  in the  shares  of other  investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own
shares are utilized as investments by such a "fund of funds."

     2. A Fund may not  invest  more than 15% of its net  assets  in  securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

     3. A Fund normally may not purchase any security (other than obligations of the U.S.  Government,  its agencies or  instrumentalities)  if as a result, with respect to 75% of the Fund's  total  assets,  more than 5% of the Fund's  assets
(determined at the time of investment) would then be invested in securities of a single issuer.

     4. A Fund may not purchase any  securities  (other than  obligations of the
U.S. Government,  its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets  (determined  at the time of investment)
would be invested in the  securities  of one or more  issuers  conducting  their principal  business  activities in the same industry,  provided that there is no limitation  with respect to money market  instruments  of domestic  banks,  U.S.
branches of foreign banks that are subject to the same regulations as U.S. banks and foreign  branches of domestic  banks  (provided  that the  domestic  bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its  instruments  for any  reason).  Foreign  governments,  including agencies  and  instrumentalities  thereof,  and  each of the  electric  utility, natural gas  distribution,  natural gas pipeline,  combined electric and natural gas utility, and telephone industries shall be considered as a separate industry for this purpose.

     5. A Fund may not buy or sell  real  estate,  interests  in real  estate or commodities  or  commodity  contracts;  however,  a  Fund  may  invest  in  debt securities secured by real estate or interests  therein,  or issued by companies which  invest  in real  estate  or  interests  therein,  including  real  estate investment  trusts,  and may  purchase  or sell  currencies  (including  forward currency contracts) and financial futures contracts and options thereon.

     6. A Fund may not engage in the  business  of  underwriting  securities  of other issuers,  except to the extent that the disposal of an investment position may  technically  cause the Fund to be considered an underwriter as that term is defined under the 1933 Act.

     7. A Fund may not make loans in an aggregate  amount in excess of one-third of the Fund's total  assets,  taken at the time any loan is made,  provided that entering into certain repurchase agreements and purchasing debt securities shall not be deemed loans for the purposes of this restriction.

     8. A Fund may not  make  short  sales of  securities  or  maintain  a short position if, when added  together,  more than 25% of the value of the Fund's net assets  would be: (i)  deposited as  collateral  for the  obligation  to replace securities  borrowed to effect  short  sales and (ii)  allocated  to  segregated accounts in connection with short sales.

     9. A Fund  may not  borrow  money,  except  from  banks  for  temporary  or emergency purposes not in excess of one-third of the value of the Fund's assets, and except that the Fund may enter into reverse repurchase agreements and engage in "roll"  transactions,  provided that reverse  repurchase  agreements,  "roll"
transactions and any other transactions  constituting  borrowing by the Fund may not exceed  one-third of the Fund's  total  assets and if the Fund's  borrowing, including reverse repurchase  agreements,  exceeds 5% of the value of the Fund's total assets, it will not purchase any additional securities.

     10. A Fund may not  invest  in  securities  of other  investment  companies except as may be acquired as part of a merger, consolidation,  reorganization or acquisition  of assets and except that the Fund may invest up to 5% of its total assets in the  securities of any one  investment  company,  but may not own more than 3% of the securities of any  investment  company or invest more than 10% of its total assets in the securities of other investment companies.

     11. A Fund may not make  investments for the purpose of exercising  control or management.

     12. A Fund may not invest in  securities of any issuer if, to the knowledge of the Trust,  any officer or Trustee of the Trust or the Manager owns more than
1/2 of 1% of the  outstanding  securities of such issuer,  and such officers and
Trustees  who own more than 1/2 of 1% own in the  aggregate  more than 5% of the outstanding securities of such issuer.

     With respect to the Delaware U.S. Growth Fund only, the Fund may not:

     1.  Purchase any security if as a result the Fund would then have more than
5% of its  total  assets  (determined  at the time of  investment)  invested  in securities of companies (including predecessors) less than three years old; or

     2. Purchase  illiquid  securities or other  securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

     In order to comply with  certain  state "blue sky"  restrictions,  Delaware
U.S. Growth Fund will not as a matter of operating policy:

     1. Invest in oil, gas and mineral leases or programs;

     2.  Purchase  warrants if as a result the Fund would then have more than 5%
of its net assets  (determined at the time of investment)  invested in warrants.
Warrants  will be  valued  at the  lower of cost or  market  and  investment  in warrants  which are not listed on the New York Stock  Exchange or American Stock
Exchange will be limited to 2% of the net assets of the Fund  (determined at the time of investment).  For the purpose of this limitation,  warrants  acquired in units or attached to securities are deemed to be without value;

     3. In connection with  investment  restriction  number 10 above,  invest in securities issued by other investment companies without waiving the advisory fee on that portion of its assets invested in such securities; or

     4. Purchase puts, calls, straddles, spreads, and any combination thereof if by reason  thereof  the value of its  aggregate  investment  in such  classes of securities will exceed 5% of its total assets.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's investment  objective.  The Funds are free to dispose of portfolio securities at any time,  subject to complying with the Internal Revenue Code and the 1940 Act, when changes in  circumstances or conditions make such a move desirable in light of a Fund's  investment  objective.  The Funds will not attempt to achieve or be limited to a  pre-determined  rate of portfolio  turnover.  Such turnover always will be  incidental  to  transactions  undertaken  with a view to achieving  the
Fund's investment objective.

     The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable by the Fund's  shareholders.  A turnover rate of 100% would occur, for example,  if all the investments in a Fund's portfolio held at the beginning of the year were replaced by the end of the year, or if a single  investment was frequently  traded.  In investing to achieve their  investment  objectives,  the
Funds may hold  securities for any period of time. The turnover rate also may be affected by cash requirements from redemptions and exchanges of Fund shares. The
Funds may also be expected to engage in active and frequent trading of portfolio securities,  which means that portfolio turnover can be expected to exceed 100%.
In particular,  Delaware  Diversified Income Fund has, in the past,  experienced portfolio turnover rates that were significantly in excess of 100%.

     The portfolio  turnover rate tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example,  a fund bought and sold all of the  securities in its portfolio  once in the course of a year or frequently traded a single security.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

     For the fiscal years ended October 31, 2004 and 2005, the Funds'  portfolio turnover rates were as follows:

--------------------------------- ------------------- --------------------
Fund                                     2004                2005
--------------------------------- ------------------- --------------------
Delaware Diversified Income Fund         458%                417%
--------------------------------- ------------------- --------------------
Delaware U.S. Growth Fund                158%                 65%
--------------------------------- ------------------- --------------------

                         INVESTMENT STRATEGIES AND RISKS

     The Funds' investment objectives, strategies and risks are described in the
Prospectuses.  Certain additional  information is provided below. All investment strategies  of  the  Funds  are  non-fundamental  and  may  be  changed  without shareholder approval, except those identified below as fundamental restrictions.

Bank Obligations
     Certificates  of deposit ("CDs") are short-term  negotiable  obligations of commercial banks; time deposits ("TDs") are non-negotiable  deposits  maintained in banking  institutions for specified periods of time at stated interest rates;
and bankers'  acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

     Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general  obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government  regulation.
Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks.  These risks include foreign economic and political  developments,  foreign  governmental  restrictions that may adversely affect payment of principal and interest on the  obligations,  foreign  exchange controls and foreign  withholding  and other taxes on interest  income.  Foreign branches of domestic  banks are not  necessarily  subject to the same or similar regulatory  requirements that apply to domestic banks, such as mandatory reserve
requirements,   loan  limitations,   and  accounting,   auditing  and  financial
recordkeeping  requirements.  In  addition,  less  information  may be  publicly available  about a foreign branch of a domestic bank than about a domestic bank.
CDs  issued  by  wholly  owned  Canadian  subsidiaries  of  domestic  banks  are guaranteed  as to repayment of principal  and interest  (but not as to sovereign risk) by the domestic parent bank.

     Obligations   of  domestic   branches  of  foreign  banks  may  be  general
obligations  of the parent bank in addition  to the  issuing  branch,  or may be limited by the terms of a specific obligation and by governmental  regulation as well as  governmental  action in the country in which the  foreign  bank has its head  office.  A domestic  branch of a foreign  bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal
Reserve  System or by the state in which the  branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the
Currency and branches  licensed by certain states ("State  Branches") may or may not be required  to: (i) pledge to the  regulator  by  depositing  assets with a designated  bank  within the state,  an amount of its assets  equal to 5% of its total liabilities;  and (ii) maintain assets within the state in an amount equal to a specified  percentage of the aggregate amount of liabilities of the foreign bank  payable at or through  all of its State  Branches.  The  deposits of State
Branches may not  necessarily be insured by the FDIC. In addition,  there may be less publicly  available  information  about a domestic branch of a foreign bank than about a domestic bank.

     In view of the foregoing  factors  associated  with the purchase of CDs and
TDs issued by foreign  branches  of domestic  banks or by  domestic  branches of foreign  banks,  the Manager  will  carefully  evaluate  such  investments  on a case-by-case basis.

     Savings and loan associations whose CDs may be purchased by either Fund are supervised  by the Office of Thrift  Supervision  and are insured by the Savings
Association  Insurance Fund,  which is administered by the FDIC and is backed by the full faith and credit of the U.S. Government.  As a result, such savings and loan associations are subject to regulation and examination.

Combined Transactions
     The Funds may enter into multiple transactions,  including multiple options transactions,  multiple futures  transactions,  multiple  currency  transactions
(including  forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions
("component" transactions), instead of a single transaction, as part of a single or combined  strategy  when,  in the opinion of the  Manager,  it is in the best interests  of a Fund to do so.  A  combined  transaction  will  usually  contain elements  of risk  that  are  present  in each  of its  component  transactions.
Although combined  transactions are normally entered into based on the Manager's judgment  that the  combined  strategies  will  reduce  risk or  otherwise  more effectively  achieve the desired portfolio  management goal, it is possible that the combination  will instead  increase such risks or hinder  achievement of the portfolio management objective.

Convertible Securities
     Delaware  U.S.  Growth  Fund may  invest in  securities  that  either  have warrants  or  rights  attached  or  are  otherwise  convertible  into  other  or additional  securities.  A  convertible  security is  typically  a  fixed-income security (a bond or  preferred  stock) that may be  converted  at a stated price within a specified  period of time into a  specified  number of shares of common stock of the same or a different  issuer.  Convertible  securities are generally senior to common  stocks in a  corporation's  capital  structure but are usually
subordinated   to  similar   non-convertible   securities.   While  providing  a
fixed-income  stream (generally higher in yield than the income derivable from a common  stock  but  lower  than  that  afforded  by  a  similar  non-convertible security),  a  convertible  security  also affords an investor the  opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market  price  advance in the common  stock  underlying  the  convertible security. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its  "conversion  value" (i.e.,  its value upon  conversion  into its underlying common stock). While no securities investment is without some risk,  investments in convertible  securities  generally  entail less risk than  investments in the common stock of the same issuer.

Credit Default Swaps
     The  Delaware  Diversified  Income Fund may enter into credit  default swap
("CDS")  contracts to the extent  consistent with its investment  objectives and strategies.  A CDS  contract  is a  risk-transfer  instrument  (in the form of a derivative  security)  through which one party (the  "purchaser of  protection")
transfers to another party (the "seller of protection")  the financial risk of a
Credit  Event (as  defined  below),  as it  relates  to a  particular  reference security  or  basket of  securities  (such as an  index).  In  exchange  for the protection  offered by the seller of  protection,  the  purchaser of  protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the  purchaser of  protection is that, if a Credit Event should occur,  it has an agreement  that the seller of  protection  will make it whole in return for the transfer to the seller of  protection  of the  reference security or securities.  The benefit for the seller of protection is the premium income it receives.  The Fund might use CDS  contracts to limit or to reduce the risk  exposure of the Fund to defaults of the issuer or issuers of its  holdings
(i.e.,  to reduce risk when the Fund owns or has  exposure to such  securities).
The Fund also might use CDS  contracts to create or vary  exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Fund's  investments  in the CDS  contracts  will be limited to 15% of its total net assets.  As the  purchaser  or seller of  protection,  the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit Event").  If a Credit Event occurs, the
Fund  generally  would  receive the security or  securities  to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  the  Fund  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contract,  the Fund would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit  exposure  to the  reference  security  (or basket of securities).  The Fund will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

Eurodollar Instruments
     Each  Fund may  make  investments  in  Eurodollar  instruments.  Eurodollar instruments  are U.S.  dollar-denominated  futures  contracts or options thereon which are  linked to the  London  Interbank  Offered  Rate  ("LIBOR"),  although foreign  currency-denominated  instruments  are  available  from  time to  time.
Eurodollar  futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and  sellers to obtain a fixed rate for  borrowings.  Each Fund might use  Eurodollar  futures  contracts  and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Transactions
     Each  Fund may hold  foreign  currency  deposits  from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering  into forward  contracts to purchase or sell  foreign  currencies  at a future date and price.  Forward  contracts  generally are traded in an interbank market  conducted  directly  between  currency traders (usually large commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

     Foreign Currency Options: The Funds may purchase U.S.  exchange-listed call and put  options  on foreign  currencies.  Such  options  on foreign  currencies operate  similarly to options on securities.  Options on foreign  currencies are affected by all of those  factors  that  influence  foreign  exchange  rates and investments generally.

     The value of a foreign  currency  option is dependent upon the value of the foreign  currency  and the  U.S.  dollar,  and may have no  relationship  to the investment merits of a foreign security.  Because foreign currency  transactions occurring in the interbank  market  involve  substantially  larger  amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies  and there is no regulatory  requirement  that  quotations  available through  dealer or other  market  sources be firm or revised on a timely  basis.
Available  quotation  information  is  generally  representative  of very  large transactions in the interbank market and thus may not reflect relatively smaller transactions  (less than $1  million)  where  rates may be less  favorable.  The interbank market in foreign currencies is a global,  around-the-clock market. To the extent that the U.S.  options  markets are closed  while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

     Foreign  Currency  Conversion:  Although  foreign  exchange  dealers do not charge a fee for  currency  conversion,  they do  realize a profit  based on the difference  (the  "spread")  between prices at which they are buying and selling various  currencies.  Thus, a dealer may offer to sell a foreign currency to the
Fund at one rate,  while  offering a lesser rate of exchange  should either Fund desire to resell that currency to the dealer.

Foreign Investments
     Each Fund may invest up to 20% of its assets in foreign securities. Foreign investments can involve  significant  risks in addition to the risks inherent in
U.S. investments.  The value of securities  denominated in or indexed to foreign currencies,  and of dividends  and  interest  from such  securities,  can change significantly when foreign currencies  strengthen or weaken relative to the U.S.
dollar.  Foreign  securities markets generally have less trading volume and less liquidity than U.S.  markets,  and prices on some foreign  markets can be highly
volatile.   Many  foreign  countries  lack  uniform  accounting  and  disclosure standards  comparable to those applicable to U.S. companies,  and it may be more difficult  to  obtain  reliable  information  regarding  an  issuer's  financial condition and operations. In addition, the costs of foreign investing, including withholding  taxes,  brokerage  commissions,  and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less  protection to investors than U.S.  markets.
Foreign  issuers,  brokers,  and  securities  markets  may be  subject  to  less government  supervision.  Foreign  security trading  practices,  including those involving  the  release of assets in advance of payment,  may involve  increased risks in the event of a failed trade or the insolvency of a  broker-dealer,  and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing  abroad also involves  different  political  and economic  risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S.  investors,  including the possibility of expropriation or
nationalization  of  assets,   confiscatory   taxation,   restrictions  on  U.S.
investment or on the ability to repatriate  assets or convert currency into U.S.
dollars, or other government intervention. There may be a greater possibility of default by foreign  governments  or  foreign  government-sponsored  enterprises.
Investments  in  foreign  countries  also  involve  a risk of  local  political,
economic,  or  social  instability,   military  action  or  unrest,  or  adverse
diplomatic developments.  There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in
developing   countries.   Developing  countries  may  have  relatively  unstable
governments,  economies based on only a few industries,  and securities  markets that trade a small number of securities.

     Each Fund may invest in foreign  securities  that  impose  restrictions  on transfer  within  the  United  States or to U.S.  persons.  Although  securities subject to transfer  restrictions  may be  marketable  abroad,  they may be less liquid than  foreign  securities  of the same class that are not subject to such restrictions.

     American  Depositary  Receipts and European Depositary Receipts ("ADRs" and
"EDRs")  are  certificates  evidencing  ownership  of shares of a  foreign-based issuer held in trust by a bank or similar  financial  institution.  Designed for use in U.S. and European  securities  markets,  respectively,  ADRs and EDRs are alternatives  to the purchase of the  underlying  securities  in their  national markets and currencies.

Forward Foreign Currency Exchange Contracts
     When  dealings in forward  contracts,  each Fund will be limited to hedging involving  either  specific  transactions  or portfolio  positions.  Transaction hedging is the  purchase or sale of forward  contracts  with respect to specific receivables or payables of the Funds  generally  arising in connection  with the purchase  or sale of its  portfolio  securities  and  accruals  of  interest  or dividends  receivable  and  Fund  expenses.  Position  hedging  is the sale of a foreign  currency with respect to portfolio  security  positions  denominated or quoted in that  currency.  The Funds may not  position  hedge with  respect to a particular  currency  for an amount  greater  than the  aggregate  market  value
(determined at the time of making any sale of a forward  contract) of securities held in its portfolio  denominated or quoted in, or currently  convertible into, such currency.

     When  each  Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign  currency,  or when each Fund anticipates the receipt in a foreign  currency of dividends  or interest  payments on a security which it holds,  the Funds may desire to "lock in" the U.S.  dollar price of the security or the U.S. dollar  equivalent of such dividend or interest  payment as the case may be. By  entering  into a  forward  contract  for a fixed  amount of dollars for the purchase or sale of the amount of foreign  currency  involved in the underlying transactions,  each Fund will be able to protect itself against a possible loss resulting from an adverse change in the  relationship  between the
U.S. dollar and the subject foreign  currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally,  when the Manager  believes that the currency of a particular foreign country may suffer a substantial  decline against the U.S. dollar,  each
Fund may enter into a forward  contract for a fixed  amount of dollars,  to sell the amount of  foreign  currency  approximating  the value of some or all of the securities of each Fund denominated in such foreign currency.

     The Funds may use currency  forward  contracts to manage currency risks and to facilitate  transactions  in foreign  securities.  The  following  discussion summarizes  the  principal  currency  management  strategies  involving  forward contracts that could be used by the Fund.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's  settlement  date. This technique  is  sometimes  referred to as a  "settlement  hedge" or  "transaction hedge." The Manager expects to enter into settlement hedges in the normal course of  managing  the Fund's  foreign  investments.  Each Fund could also enter into forward  contracts  to purchase or sell a foreign  currency in  anticipation  of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

     The Funds may also use forward  contracts to hedge against a decline in the value of existing investments  denominated in foreign currency.  For example, if the Funds owned securities denominated in pounds sterling, it could enter into a forward  contract  to sell pounds  sterling in return for U.S.  dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a  "position  hedge")  would tend to offset  both  positive  and  negative currency fluctuations, but would not offset changes in security values caused by other  factors.  Each Fund  could  also hedge the  position  by selling  another currency expected to perform similarly to the pound sterling -- for example,  by entering into a forward contract to sell Euros in return for U.S. dollars.  This type of hedge,  sometimes referred to as a "proxy hedge," could offer advantages in terms of cost,  yield,  or efficiency,  but generally will not hedge currency exposure as  effectively as a simple hedge into U.S.  dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency  forward  contracts.  As  required  by SEC  guidelines,  the Funds will segregate assets to cover currency forward  contracts,  if any, whose purpose is essentially  speculative.  The Funds will not segregate  assets to cover forward contracts,  including  settlement  hedges,  position  hedges,  and proxy hedges.
Successful use of forward currency  contracts will depend on the Manager's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Funds if  currencies do not perform as the Manager anticipates.  For example, if a currency's value rose at a time when the Manager had hedged the Funds by selling that currency in exchange for dollars, the Funds would be unable to participate in the  currency's  appreciation.  If the Manager hedges currency exposure through proxy hedges,  the Funds could realize currency losses  from the hedge  and the  security  position  at the same time if the two currencies do not move in tandem. Similarly, if the Manager increases the Funds'
exposure to a foreign  currency,  and that currency's value declines,  each Fund will realize a loss.  There is no assurance  that the  Manager's  use of forward currency contracts will be advantageous to each Fund or that it will hedge at an appropriate time.

Futures Contracts and Options Thereon
     A futures  contract is an  agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific  dollar amount times the  difference  between the value of a specific fixed-income  security  or index at the  close  of the last  trading  day of the contract and the price at which the agreement is made.  No physical  delivery of the underlying  securities is made.  When the futures  contract is entered into, each  party  deposits  with  a  broker  or  in a  segregated  custodial  account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker,  called  "variation  margin," will be made on a daily basis as the price of the underlying security or index fluctuates,  making the long and short positions in the futures  contracts more or less valuable,  a process  known as  "marking  to  market."  In the  case of  options  on  futures contracts,  the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period,  to assume a position in the futures  contract (a long position if the option is a call and a short  position  if the option is a put).  If the option is  exercised  by the holder before the last trading day during the option  period,  the option writer delivers the futures  position,  as well as any balance in the writer's  futures margin  account.  If it is exercised on the last trading day, the option  writer delivers to the option holder cash in an amount equal to the difference  between the option  exercise  price and the closing  level of the  relevant  security or index on the date the option expires.

     Each Fund intends to engage in futures  contracts and options  thereon as a hedge  against  changes,  resulting  from  market  conditions,  in the  value of securities  which are held by each Fund or which each Fund  intends to purchase, in accordance  with the rules and  regulations of the Commodity  Futures Trading
Commission  ("CFTC").  Additionally,  each Fund may  write  options  on  futures contracts to realize through the receipt of premium income a greater return than would be realized in each Fund's portfolio securities alone.

     Risks of  Transactions  in Futures  Contracts:  There are several  risks in connection with the use of futures contracts as a hedging device. Successful use of  futures  contracts  by each Fund is  subject  to the  ability  of the Funds'
Manager to correctly  predict  movements in the  direction of interest  rates or changes in market  conditions.  These predictions  involve skills and techniques that may be different  from those  involved in the  management  of the portfolio being  hedged.  In  addition,  there can be no  assurance  that  there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities  that are the subject of the hedge.
A decision of whether,  when and how to hedge involves the exercise of skill and judgment,  and even a  well-conceived  hedge may be  unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although  each  Fund  will  purchase  or  sell  futures  contracts  only on exchanges where there appears to be an adequate  secondary  market,  there is no assurance  that a liquid  secondary  market on an  exchange  will  exist for any particular  contract or at any  particular  time.  Accordingly,  there can be no assurance that it will be possible,  at any particular  time, to close a futures position.  In the event  each Fund  could not close a futures  position  and the value of such position declined, each Fund would be required to continue to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio  securities,  such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the  securities,  if any,  may  partially or  completely  offset losses on the futures  contract.  However,  there is no guarantee that the price movements of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     The hours of  trading  of futures  contracts  may not  conform to the hours during which each Fund may trade the underlying  securities.  To the extent that the futures markets close before the securities  markets,  significant price and rate movements can take place in the securities markets that cannot be reflected in the futures market.

High-Yield, High Risk Debt Securities
     The Funds may purchase  securities that are rated lower than Baa by Moody's
Investors  Service,  Inc.  ("Moody's")  or lower  than BBB by  Standard & Poor's
("S&P").  These  securities are often  considered to be speculative  and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience  significant  price  fluctuation due to changes in the issuer's  creditworthiness.  Market prices of these securities may fluctuate more than higher-rated debt securities and may decline  significantly in periods of general  economic  difficulty,  which may follow  periods of rising  interest rates.  While the market for high yield  corporate  debt  securities has been in existence  for many years and has weathered  previous  economic  downturns,  the market in recent years has  experienced a dramatic  increase in the  large-scale use of such  securities  to fund highly  leveraged  corporate  acquisitions  and restructurings.  Accordingly,  past  experience  may  not  provide  an  accurate indication  of future  performance  of the high  yield bond  market,  especially during periods of economic  recession.  See Appendix A - Description of Ratings"
in this Part B.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including the use of third-party  pricing services.  Judgment plays a greater role in valuing high yield  corporate debt  securities  than is the case for  securities  for which more external  sources for  quotations  and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside  pricing  services  used by the Funds to value its portfolio  securities and the Funds' ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the
Manager's  research  and credit  analysis  is an integral  part of managing  any securities of this type held by each Fund. In considering  investments  for each
Fund,  the Manager  will  attempt to  identify  those  issuers of  high-yielding securities whose financial condition is adequate to meet future obligations, has improved,  or is  expected  to improve in the  future.  The  Manager's  analysis focuses on  relative  values  based on such  factors  as  interest  or  dividend coverage, asset coverage,  earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.

     Each Fund may choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Illiquid Securities
     The Delaware  Diversified Income Fund and the Delaware U.S. Growth Fund may
invest no more than 15% and 10%, respectively,  of the value of their net assets in illiquid securities.

     The  Funds  may  invest  in  restricted  securities,  including  securities eligible  for resale  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities")  under the 1933 Act.  Rule 144A permits many  privately  placed and legally  restricted  securities to be freely traded among certain  institutional buyers such as the Funds.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A Securities are liquid for purposes of each Fund's limitation on investments in  illiquid  assets.  The Board has  instructed  the  Manager to  consider  the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading  volume for the security;  (ii) whether at least three  dealers are willing to  purchase or sell the  security  and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and  (iv) the  nature  of the  security  and the  nature  of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer),  and whether a security is listed on an electronic network for trading the security.

     If the Manager  determines  that a Rule 144A Security  that was  previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Funds'
holdings of illiquid  securities  exceed the Funds' limits on investment in such securities,  the Manager will  determine what action to take to ensure that each
Fund continues to adhere to such limitation.

Lending of Portfolio Securities
     Each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed  one-third  of either  Fund's  total  assets.  The Funds may not lend its portfolio securities to Lincoln National Corporation or its affiliates unless it has  applied  for and  received  specific  authority  from  the  SEC.  Loans  of securities  by the Funds will be  collateralized  by cash,  letters of credit or
U.S. Government  securities,  which will be maintained at all times in an amount equal to at least 100% of the  current  market  value of the loaned  securities.
From time to time,  the Funds may return a part of the interest  earned from the investment of collateral received for securities loaned to the borrower and/or a third  party,  which is  unaffiliated  with the Funds or with  Lincoln  National
Corporation, and which is acting as a "finder."

     In lending its portfolio  securities,  each Fund can increase its income by continuing  to receive  interest on the loaned  securities  as well as by either investing the cash  collateral in short-term  instruments or obtaining  yield in the form of interest paid by the borrower when government securities are used as
collateral.   Requirements   of  the  SEC,   which  may  be  subject  to  future
modifications,  currently  provide  that the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (a) a Fund must  receive 102% cash collateral or  equivalent  securities  from the borrower;  (b) the borrower must increase  such  collateral  whenever the market  value of the loaned  securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends,  interest or other distributions on the loaned  securities,  and any increase in market value;  (e) the Fund may pay only  reasonable  custodian  fees in  connection  with the loan;  and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely  affecting the investment  occurs,  the Funds' Board of Trustees must terminate the loan and regain the right to vote the  securities.  The risks in lending  portfolio  securities,  as with other  extensions of secured credit, consist of possible delay in receiving additional  collateral or in the recovery of the  securities  or  possible  loss of rights in the  collateral  should  the borrower fail financially.

Money Market Instruments
     Delaware U.S.  Growth Fund may invest for  defensive  purposes in corporate and government money market  instruments.  Money market instruments in which the
Fund may invest include U.S.  Government  securities;  certificates  of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada),  domestic
branches  of  foreign  banks,   savings  and  loan   associations   and  similar
institutions;  high grade  commercial  paper;  and  repurchase  agreements  with respect to the foregoing types of instruments. See also "Bank Deposits" above.

Mortgage-Backed Securities
     Each  Fund  may  invest  in  mortgage-related  securities  including  those representing an undivided ownership interest in a pool of mortgages.

     Government National Mortgage Association Certificates:  Certificates issued by the Government  National Mortgage  Association  ("GNMA") are  mortgage-backed securities  representing  part ownership of a pool of mortgage loans,  which are issued by lenders  such as mortgage  bankers,  commercial  banks and savings and loan associations,  and are either insured by the Federal Housing Administration or  guaranteed  by the  Veterans  Administration.  A pool of these  mortgages is assembled  and,  after being  approved by GNMA, is offered to investors  through securities  dealers.  The  timely  payment of  interest  and  principal  on each mortgage  is  guaranteed  by GNMA and backed by the full faith and credit of the
U.S. Government.

     Principal is paid back  monthly by the borrower  over the term of the loan.
Investment  of  prepayments  may  occur  at  higher  or  lower  rates  than  the anticipated  yield on the  certificates.  Due to the prepayment  feature and the need to  reinvest  prepayments  of  principal  at  current  market  rates,  GNMA certificates  can be less effective than typical bonds of similar  maturities at
"locking  in"  yields  during  periods  of  declining   interest   rates.   GNMA
certificates  typically  appreciate or decline in market value during periods of declining or rising interest rates,  respectively.  Due to the regular repayment of principal and the prepayment  feature,  the effective  maturities of mortgage pass-through  securities are shorter than stated maturities,  will vary based on market conditions and cannot be predicted in advance.  The effective  maturities of newly-issued GNMA certificates  backed by relatively new loans at or near the prevailing  interest rates are generally assumed to range between  approximately nine and 12 years.

     FNMA and FHLMC Mortgage-Backed  Obligations:  The Federal National Mortgage
Association  ("FNMA"),  a federally  chartered and privately owned  corporation, issues pass-through  securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this  guarantee  is  not  backed  by the  full  faith  and  credit  of the  U.S.
Government.  The Federal Home Loan Mortgage Corporation  ("FHLMC"),  a corporate instrumentality of the U.S. Government,  issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely  payment of interest and the ultimate  collection of  principal,  and maintains  reserves to protect  holders  against losses due to default,  but the certificates are not backed by the full faith and credit of the U.S. Government.

     As is the case with GNMA certificates, the actual maturity of, and realized yield on, particular FNMA and FHLMC  pass-through  securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

Municipal Securities
     Municipal  securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as  bridges,  highways,  roads,  schools,  water  and  sewer  works,  and  other utilities.  Other public purposes for which  municipal  securities may be issued include refunding outstanding obligations, obtaining funds for general operating
expenses  and  obtaining  funds  to  lend  to  other  public   institutions  and
facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities,  governmentally owned airports, docks and wharves and mass  commuting  facilities,  certain  qualified  mortgages,  student  loan  and redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities,  sports  facilities,  industrial  parks,  convention  or trade  show facilities,  airport,  mass transit,  port or parking  facilities,  air or water pollution control  facilities,  sewage or solid waste disposal  facilities,  and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction,  improvement, equipment or repair of privately operated industrial,  distribution,  research, or commercial facilities  may also be  municipal  securities,  but the size of such  issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Options on Foreign and U.S. Currencies and Securities
     Each Fund may purchase and sell (write) put and call options on securities, although the present intent is to write only covered call options. These covered call options must remain  covered so long as each Fund is obligated as a writer.
A call option  written by each Fund is  "covered"  if the Funds own the security underlying  the option or has an absolute  and  immediate  right to acquire that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  held  in a  segregated  account  by the  Funds'  custodian)  upon conversion  or exchange of other  securities  held in their  portfolios.  A call option is also covered if each Fund holds on a  share-for-share  basis a call on the same security as the call written where the exercise  price of the call held is equal to or less than the exercise  price of the call written or greater than the exercise  price of the call written if the  difference  is maintained by the
Fund in cash, treasury bills or other high grade, short-term debt obligations in a  segregated  account  with  the  Fund's  custodian.  The  premium  paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and  volatility of the  underlying  security, the remaining term of the option, supply and demand and interest rates.

     If the writer of an option  wishes to terminate the  obligation,  he or she may effect a "closing purchase  transaction."  This is accomplished by buying an option of the same series as the option  previously  written.  The effect of the purchase  is that  the  writer's  position  will  be  canceled  by the  clearing corporation.  However,  a writer may not effect a closing  purchase  transaction after he or she has been  notified of the exercise of an option.  Similarly,  an investor  who is the holder of an option may  liquidate  his or her  position by effecting  a "closing  sale  transaction."  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  There is no guarantee that either a closing  purchase or a closing sale  transaction  can be effected.  To secure the  obligation to deliver the  underlying  security in the case of a call  option,  the writer of the option  (whether  an  exchange-traded option or a NASDAQ  option) is  required to pledge for the benefit of the broker the  underlying  security or other  assets in  accordance  with the rules of The
Options Clearing Corporation ("OCC"), the Chicago Board of Trade and the Chicago
Mercantile Exchange,  institutions which interpose themselves between buyers and sellers of options.  Technically,  each of these institutions  assumes the other side of every  purchase and sale  transaction  on an exchange  and, by doing so, guarantees the transaction.

     An option position may be closed out only on an exchange, board of trade or other trading  facility which  provides a secondary  market for an option of the same  series.  Although  each Fund will  generally  purchase or write only those options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid  secondary  market  on an  exchange  or  other  trading facility will exist for any particular  option,  or at any particular  time, and for some options no secondary  market on an exchange or otherwise may exist.  In such event it might not be possible to effect closing transactions in particular options,  with the result that the Funds would have to exercise their options in order to realize  any  profit and would  incur  brokerage  commissions  upon the exercise  of call  options and upon the  subsequent  disposition  of  underlying securities acquired through the exercise of call options or upon the purchase of underlying  securities  for the  exercise  of put  options.  If the Funds,  as a covered call option writer, are unable to effect a closing purchase  transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange include the  following:  (i) there  may be  insufficient  trading  interest  in  certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing  transactions  or both;  (iii) trading  halts,  suspensions  or other restrictions  may be imposed  with  respect to  particular  classes or series of options or underlying securities;  (iv) unusual or unforeseen  circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a  clearing  corporation  may not at all times be  adequate  to  handle  current trading  volume;  or (vi) one or more  exchanges  could,  for  economic or other reasons,  decide or be compelled at some future date to discontinue  the trading of options  (or a  particular  class or series of  options),  in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist,  although  outstanding  options on that  exchange  that had been issued by a clearing  corporation  as a result of trades on that exchange  would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated  trading activity or other unforeseen  events might not,  at  times,  render  certain  of the  facilities  of  any  of the  clearing corporations inadequate, and thereby result in the institution by an exchange of special  procedures  which may interfere with the timely execution of customers'
orders.  However,  the OCC, based on forecasts  provided by the U.S.  exchanges, believes  that its  facilities  are adequate to handle the volume of  reasonably anticipated options transactions,  and such exchanges have advised such clearing corporation  that they believe their  facilities will also be adequate to handle reasonably anticipated volume.

Options on Stock Indices
     Options on stock  indices  are  similar to  options on stock  except  that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive,  upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified  multiple (the  "multiplier").
The writer of the option is obligated,  in return for the premium  received,  to make delivery of this amount. Unlike stock options, all settlements are in cash.

     The multiplier for an index option performs a function  similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference  between the exercise price of an option and the current  level  of the  underlying  index.  A  multiplier  of 100  means  that a one-point  difference  will yield $100.  Options on  different  indices may have different multipliers.

     Except as  described  below,  each Fund will write call  options on indices only if on such date it holds a portfolio  of  securities  at least equal to the value of the index times the multiplier times the number of contracts. When each
Fund writes a call option on a broadly-based  stock market index,  the Fund will segregate  or put into  escrow  with its  custodian,  or  pledge  to a broker as collateral  for the option,  cash,  cash  equivalents or at least one "qualified security" with a market value at the time the option is written of not less than
100% of the  current  index  value  times the  multiplier  times  the  number of contracts.  The Funds will write call  options  on  broadly-based  stock  market indices  only if at the time of  writing  it holds a  diversified  portfolio  of stocks.

     If the Funds have written an option on an industry or market segment index, they will so segregate or put into escrow with their  custodian,  or pledge to a broker as collateral for the option, at least ten "qualified  securities," which are stocks of an issuer in such industry or market segment,  with a market value at the time the  option is written  of not less than 100% of the  current  index value  times the  multiplier  times the number of  contracts.  Such  stocks will include  stocks  which  represent  at least 50% of each Fund's  holdings in that industry or market segment.  No individual security will represent more than 15%
of the amount so  segregated,  pledged or escrowed in the case of  broadly-based stock  market  index  options or 25% of such  amount in the case of  industry or market segment index options.

     If at the close of business,  the market value of such qualified securities so  segregated,  escrowed or pledged falls below 100% of the current index value times the  multiplier  times the  number of  contracts,  a Fund will  segregate, escrow  or  pledge  an  amount  in cash,  Treasury  bills or  other  high  grade short-term debt obligations equal in value to the difference.  In addition, when each Fund writes a call on an index which is  in-the-money  at the time the call is written,  the Fund will  segregate with its custodian or pledge to the broker as  collateral,  cash,  U.S.  Government  or other  high grade  short-term  debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts.  Any amount segregated pursuant to the  foregoing  sentence may be applied to each Fund's  obligation  to segregate additional  amounts  in the  event  that  the  market  value  of  the  qualified securities  falls  below 100% of the current  index  value times the  multiplier times the number of  contracts.  However,  if each Fund holds a call on the same index as the call written where the exercise  price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the  difference  is maintained by the Fund in cash,
Treasury bills or other high grade  short-term debt  obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

     Risks of Options on Stock Indices: Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be  interrupted  in certain  circumstances,  such as if trading were halted in a substantial number of securities included in the index. If this occurred, each Fund would not be able to close out options that it had purchased or written  and, if  restrictions  on exercise  were  imposed,  may be unable to exercise an option it holds,  which could result in  substantial  losses to each
Fund.  It is the Funds' policy to purchase or write options only on indices that include a number of  securities  sufficient  to  minimize  the  likelihood  of a trading halt in the index.

     Special Risks of Writing Calls on Stock Indices: Unless each Fund has other liquid assets which are sufficient to satisfy the exercise of a call,  each Fund would be  required to  liquidate  portfolio  securities  in order to satisfy the exercise.  Because an exercise must be settled within hours after  receiving the notice of  exercise,  if a Fund fails to  anticipate  an exercise it may have to borrow  from a bank (in amounts  not  exceeding  20% of the value of such Fund's total assets) pending  settlement of the sale of securities in its portfolio and would incur interest charges thereon.

     When a Fund has  written a call,  there is also a risk that the  market may decline  between the time the Fund has a call  exercised  against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell  securities  in its  portfolio.  As with stock options,  each Fund will not learn that an index option has been exercised until the day  following  the  exercise  date.  Unlike a call on stock where the Funds would be able to deliver the underlying securities in settlement,  the Funds may have to sell part of its portfolio in order to make  settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options.  For example,  even if an index call which the Funds  have  written is  "covered"  by an index call held by the Funds with the same strike  price,  the Funds will bear the risk that the level of the index may decline  between the close of trading on the date the exercise  notice is filed with the clearing  corporation and the close of trading on the date the
Funds exercise the call they hold or the time the Funds sell the call,  which in either case would occur no earlier than the day  following  the day the exercise notice was filed.

Over-the-Counter Options
     Delaware U.S. Growth Fund may deal in over-the-counter ("OTC") options. The
Fund  understands the position of the SEC staff to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid  securities.
The Fund and the Manager  disagree with this position and have found the dealers with which they engage in OTC options  transactions  generally  agreeable to and capable of entering into closing  transactions.  The Fund has adopted procedures for  engaging in OTC options for the purpose of reducing any  potential  adverse impact of such transactions upon the liquidity of the Fund's portfolio.

     As  part  of  these  procedures,  the  Fund  will  engage  in  OTC  options transactions only with primary dealers that have been  specifically  approved by the Trust's Board of Trustees and the Manager believe that the approved  dealers should be  agreeable  and able to enter into closing  transactions  if necessary and,  therefore,  present minimal credit risks to the Fund. The Fund anticipates entering  into written  agreements  with those dealers to whom the Fund may sell
OTC  options,  pursuant  to which  the Fund  would  have the  absolute  right to repurchase  the OTC options from such dealers at any time at a price  determined pursuant to a formula set forth in certain no action  letters  published  by the
SEC staff.  The Fund will not engage in OTC options  transactions  if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts  required to be treated as illiquid  pursuant to the terms of such  letters  (and the value of the assets used as cover with respect to OTC option  sales which are not within the scope of such  letters),  plus the amount invested  by the Fund in  illiquid  securities,  would  exceed 15% of the Fund's total assets.  OTC options on securities other than U.S.  Government  securities may not be  within  the  scope of such  letters  and,  accordingly,  the  amount invested  by the Fund in OTC options on such other  securities  and the value of the  assets  used as cover  with  respect to OTC  option  sales  regarding  such
non-U.S.  Government  securities  will be treated as illiquid and subject to the
10%  limitation  on the Fund's  net  assets  that may be  invested  in  illiquid securities. See "Illiquid Securities," above.

Repurchase Agreements
     While  each Fund is  permitted  to do so, it  normally  does not  invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments family (each a "Delaware  Investments
Fund" and  collectively,  the  "Delaware  Investments  Funds") have  obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d)
of the 1940 Act to allow  Delaware  Investments  Funds  jointly  to invest  cash balances.  Each Fund may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership  of a  security  and the  seller  agrees to  repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase  the underlying  security,  the loss to the Fund, if any, would be the  difference  between  the  repurchase  price  and the  market  value  of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager  determines to present  minimal  credit risks and which are of high quality. In addition,  each Fund's counterparty must maintain collateral of at least 102% of the repurchase  price,  including the portion  representing the
Fund's yield under such agreements, which is monitored on a daily basis.

Reverse Repurchase Agreements
     Delaware U.S.  Growth Fund is  authorized to enter into reverse  repurchase agreements. A reverse repurchase agreement is the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price.  The
Fund will  maintain  in a  segregated  account  with its  custodian  cash,  cash equivalents or U.S.  Government  securities in an amount sufficient to cover its obligations  under reverse  repurchase  agreements with  broker/dealers  (but no collateral is required on reverse repurchase  agreements with banks).  Under the
1940 Act,  reverse  repurchase  agreements  may be considered  borrowings by the
Fund;  accordingly,  the Fund will limit its  investments in reverse  repurchase agreements, together with any other borrowings, to no more than one-third of its total  assets.  The use of reverse  repurchase  agreements  by the Fund  creates leverage which increases the Fund's  investment risk. If the income and gains on securities  purchased with the proceeds of reverse repurchase  agreements exceed the costs of the agreements, the Fund's earnings or net asset value ("NAV") will increase faster than otherwise would be the case; conversely,  if the income and gains  fail to exceed the  costs,  earnings  or NAV would  decline  faster  than otherwise would be the case.

"Roll" Transactions
     Each Fund may engage in "roll"  transactions.  A "roll"  transaction is the sale of securities  together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical,  securities at a future date. Under the 1940 Act,  these  transactions  may be  considered  borrowings by the Funds;
accordingly, the Funds will limit their use of these transactions, together with any other  borrowings,  to no more than one-third of each of their total assets.
Each Fund will segregate liquid assets such as cash, U.S. Government  securities or other high  grade  debt  obligations  in an amount  sufficient  to meet their payment obligations in these transactions.  Although these transactions will not be entered into for  leveraging  purposes,  to the extent each Fund's  aggregate commitments under these transactions  exceed its holdings of cash and securities that do not  fluctuate in value (such as short-term  money market  instruments), each Fund  temporarily  will be in a leveraged  position  (i.e., it will have an amount  greater than its net assets  subject to market risk).  Should the market value of each  Fund's  portfolio  securities  decline  while  each  Fund is in a leveraged position,  greater depreciation of their net assets would likely occur than were they not in such a  position.  As each  Fund's  aggregate  commitments under these transactions increase, its leverage risk similarly increases.

     Mortgage  Dollar  Rolls.  The  Delaware  U.S.  Growth  Fund may enter  into mortgage "dollar rolls" in which the Fund sells  mortgage-backed  securities for delivery  in the  current  month  and  simultaneously  contracts  to  repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  Any  difference  between the sale price and the purchase  price is netted  against the interest  income  foregone on the securities to arrive at an implied  borrowing  (reverse  repurchase)  rate.  Alternatively,  the  sale  and purchase  transactions  which  constitute the dollar roll can be executed at the same price,  with the Fund being paid a fee as  consideration  for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment  agreement by the Fund to buy a security.  If the  broker/dealer  to whom the Fund  sells the  security  becomes insolvent,  the Fund's  right to  purchase or  repurchase  the  security  may be restricted;  the value of the security may change adversely over the term of the dollar roll;  the security that the Fund is required to repurchase  may be worth less than the security that the Fund  originally  held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Swaps, Caps, Floors and Collars
     Each Fund may enter into  interest  rate,  currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular
investment  or  portion  of  its   portfolio,   to  protect   against   currency
fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of securities each Fund anticipates  purchasing at a later date. Each Fund intends to use these  transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream that the Fund may be obligated  to pay.  Interest  rate swaps  involve  the  exchange  by a Fund with another party of their respective commitments to pay or receive interest,  e.g., an exchange of floating  rate payments for fixed rate payments with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     Each Fund will  usually  enter  into swaps on a net  basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with each Fund receiving or paying, as the case may be,  only the net amount of the two  payments.  Inasmuch as these  swaps,  caps, floors and  collars  are  entered  into for good  faith  hedging  purposes,  the investment manager and neither Fund believes such obligations  constitute senior securities under 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the
unsecured  long-term  debt  of  the  counterparty,   combined  with  any  credit
enhancements,  is rated at least A by S&P or Moody's or is  determined  to be of equivalent  credit  quality  by  the  Manager.  If  there  is a  default  by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the  transaction.  The swap market has grown  substantially in recent years with a large number of banks and  investment  banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which  standardized  documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Variable and Floating Rate Notes
     Variable  rate master  demand  notes,  in which each Fund may  invest,  are unsecured  demand  notes that  permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments in the interest rate according to the terms of the  instrument.  The Funds will not invest over 5% of their  assets in variable rate  master  demand  notes.  Because  master  demand  notes are direct  lending arrangements  between  a Fund  and the  issuer,  they are not  normally  traded.
Although there is no secondary  market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies,  issuers of variable amount master demand notes
(which  are  normally  manufacturing,  retail,  financial,  and  other  business concerns)  must  satisfy the same  criteria  as set forth  above for  commercial paper. In determining  average weighted  portfolio  maturity,  a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining  until the principal  amount can be recovered  from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate notes  purchased  by each Fund will be  determined  by the Fund's
Manager under  guidelines  established by each Fund's Board of Trustees to be of comparable  quality at the time of purchase to rated  instruments  eligible  for purchase under either Fund's investment policies. In making such determinations, the Manager  will  consider  the earning  power,  cash flow and other  liquidity
ratios  of  the  issuers  of  such  notes  (such  issuers   include   financial,
merchandising,  bank holding and other companies) and will continuously  monitor their financial condition. Although there may be no active secondary market with respect to a particular  variable or floating rate note  purchased by each Fund, each Fund may re-sell the note at any time to a third party. The absence of such an active  secondary  market,  however,  could make it difficult for the Fund to dispose of the variable or floating  rate note  involved in the event the issuer of the note defaulted on its payment  obligations,  and the Fund could, for this or other  reasons,  suffer a loss to the  extent  of the  default.  Variable  or floating rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% and 15% of the total assets of the Delaware U.S.
Growth Fund and Delaware  Diversified  Income Fund,  respectively,  only if such notes are subject to a demand  feature that will permit the  applicable  Fund to demand  payment of the principal  within seven days after demand by the Fund. If not  rated,  such  instruments  must be found by  either  Fund's  Manager  under guidelines  established  by the Funds'  Board of Trustees,  to be of  comparable quality to instruments that are rated high quality.  A rating may be relied upon
only  if  it  is  provided  by  a  nationally   recognized   statistical  rating
organization  that  is not  affiliated  with  the  issuer  or  guarantor  of the instruments.  The Funds may also invest in Canadian  Commercial Paper,  which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a
U.S. corporation,  and in Europaper which is U.S. dollar denominated  commercial paper of a foreign issuer.

When-Issued Securities
     The Funds may purchase  securities on a  "when-issued"  basis.  When either
Fund agrees to purchase  securities on a when-issued basis, it will reserve cash or securities in amounts sufficient to cover its obligations, and will value the reserved  assets  daily.  It may be  expected  that each  Fund's net assets will fluctuate to a greater degree when it sets aside  portfolio  securities to cover such purchase commitments than when it sets aside cash. The Funds do not intends to  purchase  when-issued  securities  for  speculative  purposes  but  only  in furtherance  of their  investment  objective.  Because each Fund will  segregate
sufficient  cash  or  liquid  portfolio   securities  to  satisfy  its  purchase
commitments in the manner  described,  a Fund's liquidity and the ability of the
Manager to manage the Fund might be  affected  in the event its  commitments  to purchase when-issued securities ever exceeded 25% of the value of its assets.

     When Funds engage in when-issued  transactions,  they rely on the seller to consummate  the  trade.  Failure of the seller to do so may result in the Funds'
incurring a loss or missing the  opportunity to obtain a price  considered to be advantageous.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally  prohibiting  providing  portfolio holdings information to any person until after thirty calendar days have passed.
We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds' Web site,  www.delawareinvestments.com.  In addition, on a ten day lag, we also make  available a month-end  summary  listing of the number of each
Fund's  securities,  country and asset  allocations,  and top ten securities and sectors by percentage of holdings for each Fund.  This  information is available publicly to any and all shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.  Third-party service providers and affiliated persons of the Funds are provided with the Funds' portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure  Agreements")  with  the  Funds  or  the  Manager  may  receive portfolio  holdings  information  more  quickly  than the  thirty  day lag.  The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Funds' Board of Trustees will be notified of any substantial  change to the foregoing  procedures.  The Funds' Board of Trustees also receives an annual report from the Trust's Chief Compliance  Officer on the adequacy of the Trust's compliance with these procedures.

                             MANAGEMENT OF THE TRUST

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other  Delaware  Investments  Funds.  As of February 1,
2006, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each  Class of each Fund  except  for the  Institutional  Class of the
Delaware  Diversified  Income Fund, in which they owned 1.41% of the outstanding shares.  The Trust's Trustees and principal  officers are noted below along with their ages and their business  experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

------------ -------------- ------------ ----------------------- -----------   -------------
                                                                 Number of     Other
                                                                 Portfolios    Directorships
                                                                 in Fund       Held
                                                                 Complex       by
Name,                                                            Overseen      Trustee/
Address       Position(s)                      Principal         by Trustee/   Director
and            Held with     Length of    Occupation(s) During   Director      or
Birthdate       Trust       Time Served       Past 5 Years       or Officer    Officer
--------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------
Jude T.        Chairman,      5 Years -     Since August 2000,       87        None
Driscoll(2)    President,     Executive     Mr. Driscoll has
2005           Chief          Officer       served in various
Market         Executive                   executive capacities
Street         Officer        2 Years -    at different times
Philadelphia,  and            Trustee         at Delaware
PA 19103       Trustee                       Investments(1)

March 10,
1963
--------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------
Thomas L.       Trustee       Since        Private Investor -        87        None
Bennett                       March 23,  (March 2004 - Present)
2005                          2005
Market                                    Investment Manager -
Street                                    Morgan Stanley & Co.
Philadelphia,                            (January 1984 - March
PA 19103                                         2004)

October 4,
1947
--------------------------------------------------------------------------------------------
John A. Fry     Trustee       4 Years         President -            87      Director-
2005                                      Franklin & Marshall                Community
Market                                          College                      Health
Street                                   (June 2002 - Present)               Systems
Philadelphia,
PA 19103                                     Executive Vice                  Director-
                                              President -                    Allied
May 28,                                      University of                   Burton
1960                                          Pennsylvania                   Security
                                           (April 1995 - June                Holdings
                                                 2002)

--------------------------------------------------------------------------------------------
Anthony D.      Trustee      12 Years       Founder/Managing         87        None
Knerr                                      Director - Anthony
2005                                       Knerr & Associates
Market                                   (Strategic Consulting)
Street                                      (1990 - Present)
Philadelphia,
PA 19103

December
7, 1938

--------------------------------------------------------------------------------------------
Lucinda S.      Trustee        Since        Chief Financial          87        None
Landreth                     March 23,         Officer -
2005                           2005          Assurant, Inc.
Market                                        (Insurance)
Street                                       (2002 - 2004)
Philadelphia,
PA 19103

June 24,
1947

--------------------------------------------------------------------------------------------
Ann R.          Trustee      16 Years         Consultant -           87      Director
Leven                                      National Gallery of               and
2005                                              Art                        Audit
Market                                       (1994 - 1999)                   Committee
Street                                                                       Chairperson -
Philadelphia,                                                                Andy
PA 19103                                                                     Warhol
                                                                             Foundation
November
1, 1940                                                                      Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member -
                                                                             Systemax
                                                                             Inc.

--------------------------------------------------------------------------------------------
Thomas F.       Trustee      11 Years       President/Chief          87      Director -
Madison                                   Executive Officer -                Banner
2005                                       MLM Partners, Inc.                Health
Market                                      (Small Business
Street                                        Investing &
Philadelphia,                                 Consulting)                    Director -
PA 19103                                    (January 1993 -                  Center
                                                Present)                     Point
February                                                                     Energy
25, 1936
                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member -
                                                                             Digital
                                                                             River
                                                                             Inc.

                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member -
                                                                             Rimage
                                                                             Corporation

                                                                             Director -
                                                                             Valmont
                                                                             Industries,
                                                                             Inc.

--------------------------------------------------------------------------------------------
Janet L.        Trustee       6 Years        Vice President          87       None
Yeomans                                        ((January
2005                                       2003-Present) and
Market                                     Treasurer (January
Street                                       2006-Present)
Philadelphia,
PA 19103
                                          Ms. Yeomans has held
July 31,                                   various management
1948                                        positions at 3M
                                           Corporation since
                                                 1983.

--------------------------------------------------------------------------------------------
J. Richard      Trustee        Since           Founder -             87      Director
Zecher                       March 23,     Investor Analytics                and
2005                           2005        (Risk Management)                 Audit
Market                                    (May 1999 - Present)               Committee
Street                                                                       Member -
Philadelphia,                                                                Investor
PA 19103                                                                     Analytics

July 3,                                                                      Director
1940                                                                         and
                                                                             Audit
                                                                             Committee
                                                                             Member -
                                                                             Oxigene,
                                                                             Inc.

                                                                             Director -
                                                                             Sutton Asset
                                                                             Management

--------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------
Michael P.     Senior Vice  Chief        Mr. Bishof has served       87      None(3)
Bishof         President    Financial    in various executive
2005           and Chief    Officer         capacities at
Market         Financial    since         different times at
Street         Officer      February     Delaware Investments
Philadelphia,               17, 2005
PA 19103

August 18,
1962

--------------------------------------------------------------------------------------------
David F.       Vice         Vice          Mr. Connor has served      87      None(3)
Connor         President/   President     as Vice President and
2005           Deputy       since            Deputy General
Market         General      September      Counsel of Delaware
Street         Counsel/     21, 2000 and    Investments since
Philadelphia,  Secretary    Secretary             2000.
PA 19103                    since
                            October 25,
December                    2005
2, 1963

--------------------------------------------------------------------------------------------
David P.       Senior Vice  Senior Vice      Mr. O'Connor has        87      None(3)
O'Connor       President/   President,      served in various
2005           General      General        executive and legal
Market         Counsel/     Counsel and       capacities at
Street         Chief Legal  Chief Legal     different times at
Philadelphia,  Officer      Officer        Delaware Investments.
PA 19103                    since
                            October 25,
                            2005
February
21, 1966

--------------------------------------------------------------------------------------------
John J.       Senior Vice    Treasurer      Mr. O'Connor has         87      None(3)
O'Connor       President       since       served in various
2005         and Treasurer   February     executive capacities
Market                       17, 2005    at different times at
Street                                    Delaware Investments
Philadelphia,
PA 19103

June 16,
1957

--------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings, Inc. and its subsidiaries, including the Trust Manager, principal underwriter and transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's manager and distributor.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment adviser as the Trust.

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

--------------------------- --------------------------- ------------------- -------------------------------------------------
Name, Address               Position(s) Held with the       Length of                   Principal Occupation(s)
And Birthdate                         Trust                Time Served                    During Past 5 Years
--------------------------- --------------------------- ------------------- -------------------------------------------------
Christopher J. Bonavico     Vice President and Senior    Less than 1 Year    Vice President and Senior Portfolio Manager -
505 Montgomery Street           Portfolio Manager                              Delaware Investment Advisers, a series of
11th Floor                                                                         Delaware Management Business Trust
San Francisco, CA 94111          U.S. Growth Fund                                           (2005 - Present)

                                                                             Mr. Bonavico has served in various capacities
                                                                             at different times at Transamerica Investment
                                                                                            Management, LLC

--------------------------- --------------------------- ------------------- -------------------------------------------------
Ryan K. Brist, CFA           Executive Vice President        5 Years         Mr. Brist has served in various capacities at
2005 Market Street            and Managing Director,                            different times at Delaware Investments
Philadelphia, PA 19103-7094  Chief Investment Officer
                                  - Fixed-Income
March 22, 1971
                             Diversified Income Fund

--------------------------- --------------------------- ------------------- -------------------------------------------------
Stephen R. Cianci           Senior Vice President and        11 Years        Mr. Cianci has served in various capacities at
2005 Market Street           Senior Portfolio Manager                           different times at Delaware Investments
Philadelphia, PA 19103
                             Diversified Income Fund
May 12, 1969

--------------------------- --------------------------- ------------------- -------------------------------------------------
Christopher M. Ericksen         Vice President and       Less than 1 Year   Vice President and Portfolio Manager - Delaware
505 Montgomery Street           Portfolio Manager                              Investment Advisers, a series of Delaware
11th Floor                                                                             Management Business Trust
San Francisco, CA 94111                                                                     (2005 - Present)

                                                                             Mr. Ericksen has served in various capacities
March 10, 1972                                                               at different times at Transamerica Investment
                                                                                            Management, LLC

--------------------------- --------------------------- ------------------- -------------------------------------------------
Paul Grillo                 Senior Vice President and        11 Years        Mr. Grillo has served in various capacities at
2005 Market Street           Senior Portfolio Manager                           different times at Delaware Investments
Philadelphia, PA 19103
                             Diversified Income Fund
May 16, 1959

--------------------------- --------------------------- ------------------- -------------------------------------------------
Philip R. Perkins           Senior Vice President and        2 years           Senior Vice President and Senior Portfolio
2005 Market Street           Senior Portfolio Manager                          Manager - Delaware Investment Advisers, a
Philadelphia, PA 19103-7094                                                   series of Delaware Management Business Trust
                             Diversified Income Fund                                        (2003 - Present)
May 20, 1961
                                                                             Chief Operating Officer and Managing Director
                                                                              in Emerging Markets of Deutsche Bank (1998 -
                                                                                                 2003)

--------------------------- --------------------------- ------------------- -------------------------------------------------
Daniel J. Prislin           Vice President and Senior    Less than 1 Year    Vice President and Senior Portfolio Manager -
505 Montgomery Street           Portfolio Manager                              Delaware Investment Advisers, a series of
11th Floor                                                                         Delaware Management Business Trust
San Francisco, CA 94111                                                                     (2005 - Present)
                                 U.S. Growth Fund
                                                                            Mr. Prislin has served in various capacities at
                                                                               different times at Transamerica Investment
                                                                                            Management, LLC

--------------------------- --------------------------- ------------------- -------------------------------------------------
Timothy L. Rabe              Senior Vice President -         4 Years          Mr. Rabe has served in various capacities at
2005 Market Street           Senior High Yield Trader                           different times at Delaware Investments
Philadelphia, PA 19103-7094
                             Diversified Income Fund
September 18, 1970

--------------------------- --------------------------- ------------------- -------------------------------------------------
Jeffrey S. Van Harte         Chief Investment Officer    Less than 1 year       Chief Investment Officer/Focus Growth -
505 Montgomery Street             - Focus Growth                               Delaware Investment Advisers, a series of
11th Floor                                                                         Delaware Management Business Trust
San Francisco, CA 94111          U.S. Growth Fund                                           (2005 - Present)

July 24, 1958                                                                Mr. Van Harte has served in various capacities
                                                                             at different times at Transamerica Investment
                                                                                            Management, LLC

--------------------------- --------------------------- ------------------- -------------------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments Funds as of December 31, 2005.

------------------- ---------------------------------------------- -------------------------------------------------------
                                                                     Aggregate Dollar Range of Equity Securities in All
                                                                    Registered Investment Companies Overseen by Trustee
Name                Dollar Range of Equity Securities in the Trust           in Family of Investment Companies
------------------- ---------------------------------------------- -------------------------------------------------------
Jude T. Driscoll               Delaware U.S. Growth Fund                               Over $100,000
                                   $50,001-$100,000
------------------- ---------------------------------------------- -------------------------------------------------------
Thomas L. Bennett                        None                                               None
------------------- ---------------------------------------------- -------------------------------------------------------
John A. Fry(1)                           None                                          Over $100,000
------------------- ---------------------------------------------- -------------------------------------------------------
Anthony D. Knerr                         None                                        $10,001 - $50,000
------------------- ---------------------------------------------- -------------------------------------------------------
Lucinda S. Landreth            Delaware U.S. Growth Fund                              $10,001-$50,000
                                      $1-$10,000
------------------- ---------------------------------------------- -------------------------------------------------------
Ann R. Leven                             None                                          Over $100,000
------------------- ---------------------------------------------- -------------------------------------------------------
Thomas F. Madison                        None                                        $10,001 - $50,000
------------------- ---------------------------------------------- -------------------------------------------------------
Janet L. Yeomans                         None                                        $50,001 - $100,000
------------------- ---------------------------------------------- -------------------------------------------------------
J. Richard Zecher                        None                                         $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------

(1) As of December  31,  2005,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments  Funds for which he or she serves as a Trustee or  Director  for the fiscal year ended  October  31,  2005 and an  estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Director as of October 31, 2005. Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

------------------- ------------------ --------------------- ----------------------- ---------------------
                                                                                      Total Compensation
                                            Pension or                               from the Investment
                        Aggregate      Retirement Benefits      Estimated Annual         Companies in
                      Compensation      Accrued as Part of       Benefits Upon             Delaware
Trustee(1,2)         from the Trust       Fund Expenses            Retirement           Investments(3)
------------------- ------------------ --------------------- ----------------------- ---------------------
Walter P. Babich         $1,900                None                   None                 $59,583
------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas L. Bennett        $3,134                None                   None                 $65,833
------------------- ------------------ --------------------- ----------------------- ---------------------
John H. Durham           $1,323                None                   None                 $42,567
------------------- ------------------ --------------------- ----------------------- ---------------------
John A. Fry(4)           $4,905                None                   None                 $108,100
------------------- ------------------ --------------------- ----------------------- ---------------------
Anthony D. Knerr         $5,140                None                   None                 $129,617
------------------- ------------------ --------------------- ----------------------- ---------------------
Lucinda S. Landreth      $3,148                None                   None                 $65,933
------------------- ------------------ --------------------- ----------------------- ---------------------
Ann R. Leven             $5,091                None                   None                 $128,333
------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas F. Madison        $5,220                None                   None                 $128,333
------------------- ------------------ --------------------- ----------------------- ---------------------
Janet L. Yeomans         $4,938                None                   None                 $122,500
------------------- ------------------ --------------------- ----------------------- ---------------------
J. Richard Zecher        $3,134                None                   None                 $65,833
---------------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment  company in the Delaware  Investments  family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement.  If an eligible Trustee/Director retired as of October
     31,  2005,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in  the  Delaware  Investments  family  for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments family as of that date.

(2)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees  and  each  of  the  32  investment   companies  in  the  Delaware
     Investments  family  on March  22,  2005.  Thomas L.  Bennett,  Lucinda  S.
     Landreth and J. Richard  Zecher joined the Board of  Trustees/Directors  of the 32 investment companies in the Delaware Investments family on March 23,
     2005.

(3)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in the Delaware  Investments  family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Nominating  Committee  receive  additional  compensation  of
     $1,700 for each meeting.  In addition,  the  chairpersons  of the Audit and
     Nominating  Committees  each  receive an annual  retainer of  $15,000.  The
     Lead/Coordinating   Trustee/Director  of  the  Delaware  Investments  Funds
     receives an additional retainer of $35,000.

(4)  In addition to this compensation,  for the 12-month period ended on October
     31, 2005, Mr. Fry received $12,975 in professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating  Committee:  This  committee  recommends  board  members,  fills vacancies and considers the qualifications of board members.  The committee also monitors the performance of counsel for the Independent Trustees. The Nominating
Committee  does not  accept  nominations  for the Board from  shareholders.  The
Nominating Committee consists of the following four Independent  Trustees:  John
A. Fry,  Chairman;  Anthony  D.  Knerr;  Lucinda S.  Landreth;  and Ann R. Leven
(ex-officio).  The Nominating Committee held 10 meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust,  the Manager and the Distributor have adopted Codes of Ethics in compliance with the  requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities  that  may  be  purchased  or  held  by  the  Funds,  subject  to the requirements  set  forth in Rule  17j-1  under  the 1940 Act and  certain  other procedures set forth in the applicable  Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies  generally in accordance with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without   charge:    (i)   through   the   Funds'   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the Manager are  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides  investment  management  services  to  certain  of the  other  Delaware
Investments  Funds.  Affiliates  of the  Manager  also manage  other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     The Manager and its predecessors  have been managing  Delaware  Investments
Funds since 1938. As of December 31, 2005, the Manager and its affiliates within
Delaware Investments were managing in the aggregate in excess of $110 billion in assets in various  institutional or separately  managed,  investment company and insurance  accounts.  The  Manager is a series of Delaware  Management  Business
Trust,  which is an indirect,  wholly owned  subsidiary  of Delaware  Management
Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Lincoln National Corporation  ("Lincoln").  Lincoln,
with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations in many aspects of the financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to delete the words "Delaware Group" from its name.

     The Investment  Management Agreement for Delaware U.S. Growth Fund is dated
November 23, 1999 and was approved by the initial  shareholder  of Delaware U.S.
Growth Fund on that date.  The  Investment  Management  Agreement  for  Delaware
Diversified  Income Fund is dated June 28, 2002 and was  approved by its initial shareholder  on June 28, 2002.  Each  Agreement had an initial term of two years and may be further  renewed only so long as such  renewals and  continuance  are specifically approved at least annually by the Board of Trustees or by vote of a majority of the  outstanding  voting  securities  of each Fund,  and only if the terms and renewal  thereof  have been  approved by the vote of a majority of the
Trust's  Independent  Trustees who are not parties thereto or interested persons of any such party,  cast in person at a meeting called for the purpose of voting on such  approval.  Each  Agreement is  terminable  without  penalty on 60 days'
notice  by  the  Trust  or  by  the  Manager.   Each  Agreement  will  terminate
automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

-------------------------------- -----------------------------------------------
                                             Management Fee Schedule
                                  (as a percentage of average daily net assets)
Fund Name                                          Annual Rate
-------------------------------- -----------------------------------------------
Delaware Diversified Income Fund 0.55% on first $500 million
                                 0.50% on next $500 million
                                 0.45% on next $1,500 million
                                 0.425% on assets in excess of $2,500 million
-------------------------------- -----------------------------------------------
Delaware U.S. Growth Fund        0.65% on first $500 million
                                 0.60% on next $500 million
                                 0.55% on next $1,500 million
                                 0.50% on assets in excess of $2,500 million
-------------------------------- -----------------------------------------------

During the past three  fiscal  years,  the Funds paid the  following  investment management fees:

-------------------------------- ----------------- ----------------- ----------------------
Fund                             October 31, 2005  October 31, 2004  October 31, 2003

-------------------------------- ----------------- ----------------- ----------------------
Delaware Diversified Income Fund $4,058,827 earned $1,652,880 earned $312,717 earned
                                 $3,366,726 paid   $1,249,781 paid   $2,487 paid
                                 $692,101 waived   $403,099 waived   $315,204 waived
-------------------------------- ----------------- ----------------- ----------------------
Delaware U.S. Growth Fund        $1,035,074 earned $689,437 earned   $878,695 earned
                                 $620,900 paid     $-0- paid         $-0- paid
                                 $414,174 waived   $689,437 waived   $878,695 waived
-------------------------------- ----------------- ----------------- ----------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Funds'  proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs;  custodian expenses;  federal and state securities  registration fees; proxy costs;  and the costs of preparing  prospectuses and reports sent to shareholders.

Distributor

     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective  Rule 12b-1  Plans.  The  Distributor  is an  indirect,  wholly owned subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its  best  efforts  to  sell  shares  of the  Funds.  See the  Prospectuses  for information  on how to invest.  Shares of the Funds are offered on a  continuous basis by the  Distributor  and may be purchased  through  authorized  investment dealers or directly by contacting the Distributor or the Trust.  The Distributor also serves as national  distributor for the other Delaware  Investments  Funds.
The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net
commissions   from  the  Funds  on  behalf  of  their  Class  A  Shares,   after
re-allowances to dealers, as follows:

------------------------------------------------------------------------------------------------
                                   Delaware U.S. Growth Fund
                                        Class A Shares
-------------------------- ---------------------- ----------------------- ----------------------
Fiscal Year Ended             Total Amount of
                               Underwriting        Amounts Reallowed to    Net Commission to
                                Commissions              Dealers                  DDLP
-------------------------- ---------------------- ----------------------- ----------------------
10/31/05                          $102,330                 $85,106                $17,224
-------------------------- ---------------------- ----------------------- ----------------------
10/31/04                           $94,753                 $79,698                $15,055
-------------------------- ---------------------- ----------------------- ----------------------
10/31/03                          $159,989                $144,983                $15,006
-------------------------- ---------------------- ----------------------- ----------------------

------------------------------------------------------------------------------------------------
                               Delaware Diversified Income Fund
                                        Class A Shares
------------------------------------------------------------------------------------------------
Fiscal Year Ended             Total Amount of
                               Underwriting        Amounts Reallowed to    Net Commission to
                                Commissions              Dealers                  DDLP
-------------------------- ---------------------- ----------------------- ----------------------
10/31/05                        $2,956,406              $2,578,886               $377,520
-------------------------- ---------------------- ----------------------- ----------------------
10/31/04                        $1,396,834              $1,216,958               $179,876
-------------------------- ---------------------- ----------------------- ----------------------
10/31/03                        $1,064,752                $948,826               $115,926
-------------------------- ---------------------- ----------------------- ----------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC payments from Delaware U.S. Growth Fund with respect to
Class A Shares and CDSC  payments with respect to such Fund's Class B Shares and
Class C Shares as follows:

-------------------------- ---------------------- ----------------------- ----------------------
Fiscal Year Ended                 Class A                Class B                 Class C
-------------------------- ---------------------- ----------------------- ----------------------
10/31/05                             None                 $78,286                   $991
-------------------------- ---------------------- ----------------------- ----------------------
10/31/04                             None                $127,095                 $2,025
-------------------------- ---------------------- ----------------------- ----------------------
10/31/03                             None                $152,663                 $3,345
-------------------------- ---------------------- ----------------------- ----------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC  payments from  Delaware  Diversified  Income Fund with respect to Class A Shares and CDSC  payments with respect to such Fund's Class B
Shares and Class C Shares as follows:

-------------------------- ---------------------- ----------------------- ----------------------
Fiscal Year Ended                 Class A                Class B                 Class C
-------------------------- ---------------------- ----------------------- ----------------------
10/31/05                             None                 $72,993                $54,153
-------------------------- ---------------------- ----------------------- ----------------------
10/31/04                             None                 $59,366                $43,309
-------------------------- ---------------------- ----------------------- ----------------------
10/31/03                             None                    None                   None
-------------------------- ---------------------- ----------------------- ----------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003.  Pursuant to such Agreement,  LFD shall: (i)
promote the sale of the Funds' shares through broker/dealers, financial advisors and other financial intermediaries  (collectively,  "Financial Intermediaries");
(ii)  create  messaging  and  packaging  for  certain  non-regulatory  sales and marketing  materials related to the Funds; and (iii) produce such non-regulatory sales and  marketing  materials  related  to the  Funds.  LFD is located at 2001
Market Street, Philadelphia,  PA 19103-7055. The rate of compensation,  which is calculated  and paid  monthly,  to LFD for the  sales of  shares  of the  retail
Delaware  Investments  Funds  (excluding  the shares of the  Delaware VIP Trust, money market  funds and house  accounts  and shares  redeemed  within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

----------------------------------------------- ---------------------------
                                                  Basis Points on Sales
----------------------------------------------- ---------------------------
Retail Mutual Funds (Class A, B and C Shares)             0.50%
----------------------------------------------- ---------------------------
Merrill Lynch Connect Program                             0.25%
----------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                           0.45%
----------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and
Delaware International Value Equity Fund
Class I Shares                                               0%
----------------------------------------------- ---------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  retail  Delaware   Investments   Funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

----------------------------------------------- ---------------------------
                                                  Basis Points on Sales
----------------------------------------------- ---------------------------
Retail Mutual Funds (including shares of
money market funds and house accounts and
shares redeemed within 30 days of purchase)               0.04%
----------------------------------------------- ---------------------------
Merrill Lynch Connect Program                               0%
----------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                           0.04%
----------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and
Delaware International Value Equity Fund
Class I Shares                                            0.04%
----------------------------------------------- ---------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

     The Delaware  Diversified  Income Fund is currently an investment option on
the  Personal   Wealth   Portfolios   Program  (the   "Program")   sponsored  by
Linsco/Private  Ledger Corp.  ("LPL").  Delaware Capital Management  ("DCM"), an
affiliate of LFD, also provides  investment  services to LPL in connection  with the Program. To help defray a portion of the technology development costs of the
Program,  DCM  paid  $500,000  to LPL that  contributed  to the  development  of software applications and other technology necessary to operate the Program. DCM was  later  reimbursed  by LFD for the  money  paid to LPL.  As a result of this co-development effort, DCM has the opportunity to enter into an option agreement with  the  technology  vendor  to  utilize  the  Program's  software  and  other technology for business purposes unrelated to the Program,  and DCM will receive preferred  pricing for  implementation  and  ongoing  use of this  technological platform.  Because  LPL  benefited  from  the  financial  contributions  to  the co-development  of technology,  LPL's financial  interests may conflict with its ability to use  strictly  objective  factors in  reviewing  and  evaluating  the
Delaware Diversified Income Fund for the Program. Notwithstanding the above, LPL represents that the Delaware  Diversified Income Fund is required to satisfy the same  due  diligence  requirements  as  all  other  mutual  funds  evaluated  in connection with the Program.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001.  The Transfer  Agent is an indirect,  wholly owned  subsidiary of DMH and, therefore,  of Lincoln.  The Transfer Agent also acts as shareholder  servicing, dividend disbursing and transfer agent for other Delaware Investments Funds. The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per  account  charge of $23.10 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  Shareholder  and Retirement  Accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Delaware Services Company,  Inc. also provides  accounting  services to the
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company,  Inc.
furnishes accounting  services.  The fees are charged to each Fund and the other
Delaware  Investments Funds, on an aggregate pro rata basis. The asset-based fee payable to the  Delaware  Services  Company,  Inc.  is subject to a minimum  fee calculation based on the type and number of classes per Fund.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245 is  custodian of the Funds'  securities  and cash.  As custodian  for each
Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds and releases  portfolio  securities on account of each Fund;  receives and disburses  money on behalf of each Fund;  and collects  and receives  income and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is  primarily  responsible  as of October 31,
2005.

                                                                                               Total Assets in
                                                                     No. of Accounts with      Accounts with
                                  No. of                             Performance-Based Fees    Performance-
                                  Accounts   Total Assets Managed                               Based Fees

Van Harte
Registered Investment                  17         $3.9 billion         None                         None
Companies
Other Pooled Investment                 0                              None                         None
Vehicles
Other Accounts                         46         $5.8 billion          1                       $633 million

Bonavico
Registered Investment                  17         $3.9 billion         None                         None
Companies
Other Pooled Investment                 0                              None                         None
Vehicles
Other Accounts                         48         $5.8. billion         1                       $633 million

Prislin
Registered Investment                  17         $3.9 billion         None                         None
Companies
Other Pooled Investment                 0                              None                         None
Vehicles
Other Accounts                         46         $5.8 billion          1                       $633 million

Ericksen
Registered Investment                  14         $3.3 billion         None                         None
Companies
Other Pooled Investment                 0                              None                         None
Vehicles
Other Accounts                         44         $5.7 billion          1                       $633 million

Paul Grillo
Registered Investment Companies        12         $2.2 billion         ---                          ---
Other Pooled Investment Vehicles        2        $11.4 million         ---                          ---
Other Accounts                         32         $1.5 billion

Philip R. Perkins
Registered Investment Companies         5         $1.7 billion         ---                          ---
Other Pooled Investment Vehicles       ---            $---             ---                          ---
Other Accounts                          1        $39.5 billion$

Timothy L. Rabe
Registered Investment Companies        13         $2.5 billion         ---                          ---
Other Pooled Investment Vehicles       ---            ---              ---                          ---
Other Accounts                          2        $19.1 million

     Description of Potential Material Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ.  For  example,  one account or Fund may be selling a security,  while  another  account or Fund may be purchasing or holding the same security.  As a result,  transactions  executed for one account and Fund may adversely  affect the value of securities held by another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts and
Funds for which the investment would be suitable may not be able to participate.
The Manager  has adopted  procedures  designed  to allocate  investments  fairly across multiple accounts.

     Some   of  the   accounts   managed   by  the   portfolio   managers   have
performance-based   fees.  This  compensation  structure  presents  a  potential conflict of  interest.  The  portfolio  manager has an  incentive to manage this account so as to enhance its  performance,  to the  possible  detriment of other accounts for which the investment  manager does not receive a  performance-based fee.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     Compensation Structure

     Each portfolio's manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     In addition,  each Focus Growth Team member is entitled to certain payments in the nature of reimbursement payable in three installments.

     Bonus - Focus  Growth  Team:  Each named  portfolio  manager is eligible to receive an annual cash bonus,  which is based upon  quantitative and qualitative factors.  Generally of the total  potential  cash  compensation  for a portfolio manager,  50% or more is in the form of a bonus and is  therefore  at risk.  The total  amount  available  for  payment  of  bonuses  is  based  on the  revenues associated  with the products  managed by the Focus  Growth Team.  The amount of this "bonus pool" is  determined by taking a  pre-determined  percentage of such revenues  (minus  appropriate  expenses  associated  with this  product  and the investment management team).

     Various  members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a large cap growth  composite  of a  nationally  recognized  publicly  available database,  for five  successive  calendar  years.  Performance  rankings  are in quartiles as follows: top decile, top quartile,  second quartile, third quartile and bottom quartile.  An average is taken of the five year relative  performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete  payout of the "objective" portion of the bonus pool over the previous five years, there is an  opportunity  to recoup these  amounts if the  multiplier  is in excess of
100%, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative  value of their  holdings in the Delaware  Investments
U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation payment, if any, would be paid out to individual  team members in  proportion to the shares  granted to that team member under the Plan.

     Bonus - Fixed Income Teams:  Each portfolio  manager is eligible to receive an annual cash bonus,  which is based on quantitative  and qualitative  factors.
The amount of the pool for bonus  payments is first  determined by  mathematical equation based on assets,  management fees and direct  expenses,  including fund waiver expenses,  for registered  investment  companies,  pooled  vehicles,  and managed  separate  accounts.  Generally,  80% of  the  bonus  is  quantitatively determined. For investment companies, each manager is compensated according to a
Portfolio's  Lipper peer group  percentile  ranking on a one-year and three-year basis.  For managed  separate  accounts the portfolio  managers are  compensated according to the composite percentile ranking in consultant databases.  There is no objective  award for a fund that falls below the 50th  percentile for a given time period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The managed separate accounts are compared to Callan and other databases.  The remaining 20% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware Investments U.S., Inc., is an indirect,  wholly owned subsidiary of DMH and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  investment  manager in its full  discretion.  Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day,  after which time the  shareholder  may put  them  back  to the  issuer  or the  shares  may be  called  back  from  the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of October 31, 2005, the portfolio managers did not own shares of either
Fund.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution for the Funds.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Funds either buy  securities  directly  from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a  commission.  When a commission is paid, a Fund pays  reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the securities industry. In some instances,  a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Delaware U.S. Growth Fund were as follows:

--------------------------------------------------------------------------------
                          Fiscal year ended October 31,
--------------------------------------------------------------------------------
            2005                        2004                       2003
----------------------------- -------------------------- -----------------------
          $392,647                    $465,619                   $299,791
----------------------------- -------------------------- -----------------------

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage  commissions  paid by the  Delaware  Diversified  Income  Fund were as follows:

--------------------------------------------------------------------------------
                          Fiscal year ended October 31,
--------------------------------------------------------------------------------
            2005                        2004                       2003
----------------------------- -------------------------- -----------------------
          $154,614                     $53,260                    $23,352
----------------------------- -------------------------- -----------------------

     The Manager may allocate out of all commission business generated by all of
the  funds  and  accounts  under  their   management,   brokerage   business  to
brokers/dealers  or members of an exchange  who provide  brokerage  and research services. These services include advice, either directly or through publications or writings,  as to the value of securities,  the  advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers  of  securities;  furnishing  of  analyses  and  reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting  in  determining  portfolio  strategy;  providing computer  software  and  hardware  used  in  security  analyses;  and  providing portfolio  performance  evaluation and technical market analyses.  Such services are  used by the  Manager  in  connection  with its  investment  decision-making process with  respect to one or more funds and  accounts  managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As  provided  in the 1934  Act and the  Investment  Management  Agreements,
higher  commissions  are  permitted  to be paid to  brokers/dealers  who provide brokerage and research services than to  broker/dealers  who do not provide such services,  if such higher  commissions are deemed  reasonable in relation to the value of the brokerage and research  services  provided.  Although  transactions directed to brokers/dealers who provide such brokerage and research services may result in the Funds paying higher  commissions,  the Manager  believes that such commissions  are  reasonable  in  relation  to the  value of the  brokerage  and research services provided.  In some instances,  services may be provided to the
Manager which  constitute in some part  brokerage and research  services used by the  Manager in  connection  with its  investment  decision-making  process  and constitute  in  some  part  services  used by the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making process.  In such  cases,  the  Manager  will make a good  faith  allocation  of brokerage  and  research  services  and  will pay out of its own  resources  for services  used  by the  Manager  in  connection  with  administrative  or  other functions not related to its investment decision-making process. In addition, so
long  as  no  fund  is  disadvantaged,   portfolio  transactions  that  generate
commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio pricing services to each Fund and to other Delaware  Investments
Funds.  Subject to best execution,  commissions  allocated to brokers  providing such pricing  services may or may not be  generated by the funds  receiving  the pricing service.

     During the fiscal year ended October 31, 2005,  portfolio  transactions  of the  Delaware  U.S.  Growth  Fund in the amount of  $303,782,497,  resulting  in brokerage  commissions  of $273,564,  were directed to brokers for brokerage and research services provided.

     As of  October  31,  2005,  the Funds did not own any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best price and execution. Transactions involving commingled orders are allocated in a manner  deemed  equitable  to each  account or fund.  When a  combined  order is executed  in  a  series  of  transactions  at  different  prices,  each  account participating in the order that receives  allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume  transactions  will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could  adversely  affect the price or volume of the security that a particular  account or fund may obtain,  it is the opinion of the Manager and the  Trust's  Board of  Trustees  that the  advantages  of  combined  orders outweigh the possible disadvantages of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD") and subject to seeking best  execution,  the Funds may place orders with broker/dealers  that have  agreed to defray  certain  expenses  of the  Delaware
Investments Funds, such as custodian fees.

     In 2005,  the Delaware  U.S.  Growth Fund was given the  authority to begin participation in a commission  recapture program.  Under the program and subject to seeking best execution (as described in the first paragraph in this section), the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Fund in cash.  Any such commission  rebates  will be  included  in realized  gain on  securities  in the appropriate  financial  statements of the Fund.  The Manager and its  affiliates have  previously  and may in the future act as an  investment  advisor to mutual funds or separate  accounts  affiliated with the administrator of the commission recapture program described above. In addition,  affiliates of the administrator act as consultants in helping  institutional  clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

                                  CAPITAL STOCK

Capitalization
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund, and each share class has the same voting and other  rights and  preferences  as the other  classes of a Fund, except  that shares of the  Institutional  Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1.  Similarly,  as a general matter,  shareholders of Fund Classes may vote only on matters affecting the Fund Classes' Rule 12b-1 Plans that relates to the class of shares that they hold.  However,  Class B Shares may vote on any proposal to increase  materially the fees to be paid by each Fund under the Rule 12b-1 Plan  relating  to Class A
Shares.  General  expenses of each Fund will be allocated on a pro-rata basis to the classes  according to asset size,  except that expenses of the Fund Classes'
Rule 12b-1 Plans will be allocated solely to those classes.

     On November  29, 1993,  Trust's  predecessor  entity  changed its name from
Lincoln  Renaissance  Funds, Inc. to Lincoln Advisor Funds, Inc. ("LAF").  As of
the close of business May 3, 1996, the name of LAF was changed to Delaware Group
Adviser  Funds,  Inc.  Effective  November 23, 1999,  the name of Delaware Group
Adviser Funds, Inc. was changed to Delaware Group Adviser Funds.

     As of the close of business on May 3, 1996,  the name Lincoln  U.S.  Growth
Portfolio was changed to U.S.  Growth Fund.  As of August 16, 1999,  the name of the U.S. Growth Fund changed to Delaware U.S. Growth Fund. Corresponding changes were also made to the names of the Fund's  classes on that date.  Class R Shares of each Fund first were offered on June 1, 2003.

     Until  April  26,  1996,  the  Trust  consisted  of nine  series  of shares
(Delaware U.S. Growth Fund and eight other funds).  On February 23, 1996,  LAF's
Board of Directors approved a restructuring to integrate fully LAF into Delaware
Investments  Funds.  The  restructuring  provided,  among other things,  for the liquidation  of three funds;  the  appointment  of the Manager as the investment manager of each of the funds; the appointment of certain  sub-advisors;  changes in certain names,  including  Lincoln U.S. Growth Portfolio to U.S. Growth Fund,
and the change of the LAF to Delaware Group Adviser Funds. The liquidations were completed on April 26, 1996 and following required  shareholder  approval of the investment management and sub-advisory arrangements at a meeting of shareholders held on May 3, 1996, the restructuring  was consummated.  In accordance with the restructuring,  beginning  May 6,  1996,  the  former  Class D shares  have been re-designated as the Institutional  Class shares. On July 17, 1997, the Board of
Trustees approved the liquidations of three additional funds. These liquidations were completed on September 19, 1997.

     In accordance with the  restructuring,  the front-end sales charges for and
12b-1  Plan  distribution  fees  assessable  against  Class  A  Shares  and  the contingent  deferred  sales charge  schedule for Class B Shares,  as well as its feature  for  conversion  to  Class A  Shares,  have  been  modified  to be made consistent with the charges, fees and features that generally apply to all other
Delaware  Investments  Funds. The charges and fees previously  applicable to the
Class C Shares have not been changed.

     The Delaware Diversified Income Fund commenced operations on June 28, 2002.
On October  28,  2002,  Delaware  Pooled  Trust  Diversified  Core Fixed  Income
Portfolio (the "Predecessor Fund") merged into Delaware Diversified Income Fund.
The Fund is treated as the surviving legal entity, but the Predecessor Fund, for a variety of reasons,  is treated as the  surviving  entity for such purposes as presentation  of accounting,  financial and performance  information.  Thus, all such information  prior to October 28, 2002,  represents that of the Predecessor
Fund. The Predecessor Fund commenced operations on December 29, 1997.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust's voting for the election of
Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

                                PURCHASING SHARES
General Information
     The Trust  reserves the right to suspend  sales of Fund shares,  and reject any order for the purchase of Fund shares if in the opinion of  management  such rejection is in a Fund's best interest. The minimum initial investment generally is  $1,000  for Class A Shares,  Class B Shares  and Class C Shares.  Subsequent
purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent  investment  minimums for Class A Shares will be waived for purchases by officers,  Trustees  and  employees of any  Delaware  Investments  Fund,  the
Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction  program.  Shares purchased pursuant to the Uniform Gifts to
Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum  initial  purchase of
$250 and a minimum  subsequent  purchase of $25.  There are no minimum  purchase requirements for Class R and the Institutional  Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any of the Delaware Investments Funds. Each Fund reserves the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign  financial  institution  is  accepted,  you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales  charge of 5.75% for  Delaware  U.S.  Growth Fund and 4.50% for
Delaware  Diversified Income Fund; however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes' Prospectuses.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class B shares of Delaware  U.S.  Growth Fund are  purchased at NAV and are subject  to a CDSC of: (i) 4.00% if shares  are  redeemed  during the first year after  purchase;  (ii) 3.25% if shares  are  redeemed  during  the  second  year following  purchase;  (iii) 2.75% if shares are  redeemed  during the third year following  purchase;  (iv)  2.25% if shares are  redeemed  during the fourth and fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year  following  purchase;  and (vi)  0.00%  thereafter.  Class B Shares  of the
Delaware  Diversified Income Fund are purchased at NAV and are subject to a CDSC of: (i) 4.00% if shares are redeemed  during the first year following  purchase;
(ii) 3.00% if shares are  redeemed  during the second year  following  purchase;
(iii) 2.25% if shares are  redeemed  during the third year  following  purchase;
(iv) 1.50% if shares are  redeemed  during the fourth and fifth years  following purchase;  (v) 1.00% if shares are  redeemed  during  the sixth  year  following purchase;  and (vi) 0.00% thereafter.  Class B Shares are also subject to annual
Rule 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed  against Class B Shares for eight years after purchase.
See "Automatic Conversion of Class B Shares" below.

     Class C Shares  are  purchased  at NAV and are  subject  to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC or Rule 12b-1 Plan expenses.

     See "Plans Under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of Delaware  Diversified Income Fund or up to
a maximum of 0.35% of the average daily net assets of Delaware U.S. Growth Fund, or to  purchase  either  Class B or Class C Shares and have the  entire  initial purchase amount invested in each Fund with the investment  thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase,  and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class
B and Class C Shares are each  subject to annual Rule 12b-1 Plan  expenses of up to a  maximum  of 1.00%  (0.25%  of  which  are  service  fees to be paid to the
Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class
B Shares will automatically  convert to Class A Shares at the end of eight years after purchase and, thereafter,  be subject to Class A Shares' annual Rule 12b-1
Plan expenses.  Unlike Class B Shares,  Class C Shares do not convert to another
Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors  also should  consider  the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R Shares,  investors should also  consider  the  duration  of the annual Rule 12b-1 Plan  expenses to which each Cass is subject and the  desirability  of an  automatic  conversation feature to Class A Shares  (with lower  annual  Rule 12b-1 Plan fees),  which is available only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on the Fund Classes will be calculated in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amount of Rule 12b-1 Plan  expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below.

     Class A Shares:  Purchases of $50,000 or more ($100,000 with respect to the
Delaware  Diversified Income Fund) of Class A Shares at the offering price carry reduced  front-end  sales  charges  as shown in the  table in the Fund  Classes'
Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See "Special Purchase Features -
Class A Shares," below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of each Fund.  Financial advisors also may be eligible for a dealer's commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount  equal to the  lesser of the NAV at the time of  purchase  of the  shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of each Fund, even if those shares are later exchanged for shares of another  Delaware  Investments  Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the  exchange.  The Fund Classes'
Prospectuses include information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those shares.  At the end of eight years after purchase,  an investor's  Class B
Shares will be  automatically  converted  into Class A Shares of each Fund.  See
"Automatic Conversion of Class B Shares" below.  Investors are reminded that the
Class A Shares  into which  Class B Shares  will  convert are subject to Class A
Shares' ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested in the Funds' shares. The Distributor  currently compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 4% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to Rule annual 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to Class A Shares of the Fund  pro-rata with Class B shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested in the Funds' shares. The Distributor  currently compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A  Shares,  Class B  Shares,  Class C Shares  and Class R
Shares of each  Fund  (the  "Plans").  Each  Plan  permits  the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to
Institutional  Class  Shares.  Such shares are not included in  calculating  the
Plans'  fees,  and the  Plans are not used to  assist  in the  distribution  and marketing of Institutional  Class Shares.  Shareholders of  Institutional  Class
Shares may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the  assets of Class A Shares,  Class B  Shares,  Class C Shares  and
Class R Shares monthly fees to the  Distributor for its services and expenses in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature,  and prospectuses and reports used for sales purposes,  compensating sales and marketing personnel,  holding special promotions for specified periods of time and paying  distribution  and maintenance  fees to brokers,  dealers and others.  In connection  with the  promotion of shares of the Fund  Classes,  the
Distributor  may,  from time to time,  pay to  participate  in  dealer-sponsored seminars  and  conferences,  and  reimburse  dealers  for  expenses  incurred in
connection  with  pre-approved  seminars,   conferences  and  advertising.   The
Distributor  may pay or allow  additional  promotional  incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of their  respective  Classes  directly  to others,  such as banks,  who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service  agreements  with the Trust.  The Plan  expenses  relating to Class B
Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate  fee  payable by the Funds under the Plans,  and the
Funds'  Distribution  Agreement,  on an annual basis,  is up to 0.30% of average daily net assets of Delaware  Diversified  Income  Fund's Class A shares,  up to
0.35% of average daily net assets of Delaware U.S. Growth Fund's Class A Shares, up to 1.00%  (0.25% of which  are  service  fees to be paid to the  Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts)  of the Funds' Class B Shares' and Class C Shares'  average  daily net assets  for the year and up to 0.60% of the  Class R Shares'  average  daily net assets for the year. The Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on  behalf of Class A
Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any  reimbursement  from such Fund Classes.  Consistent with the requirements  of Rule  12b-1(h)  under the 1940 Act, and subject to seeking best execution,  the Funds may, from time to time, buy or sell  portfolio  securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreement,  as  amended,  have  all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such  Agreement.  Continuation of the  Plans and the  Distribution  Agreement,  as  amended,  must be  approved annually by the Board of Trustees in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with respect to a Class at any time without penalty by a majority of Independent
Trustees who have no direct or indirect  financial interest in the Plans and the
Distribution  Agreements,   or  by  a  majority  vote  of  the  relevant  Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding  voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial interest in the Plans or Distribution Agreements.  With respect to each Class A Plan, any material  increase in the maximum  percentage  payable  thereunder  must also be approved by a majority of the outstanding voting securities of a Fund's B Class.
Also, any other  material  amendment to the Plans must be approved by a majority vote of the Trustees,  including a majority of Independent  Trustees who have no direct or indirect financial  interest in the Plans or Distribution  Agreements.
In  addition,  in order for the Plans to remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans  must  provide  written  reports  at least  quarterly  to the Board of
Trustees for their review.

     For the fiscal year ended October 31, 2005,  the payments from the Class A,
Class B, Class C and Class R Shares of the Delaware U.S.  Growth Fund,  pursuant to their respective Rule 12b-1 Plan amounted to $181,359,  $293,383, $81,731 and
$1,666, respectively. Such amounts were used for the following purposes:

-------------------------------- -------------- -------------- --------------- --------------
                                       Class A        Class B         Class C        Class R
-------------------------------- -------------- -------------- --------------- --------------
Advertising                                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Annual/Semi-Annual Reports              $4,272              -            $579           $105
-------------------------------- -------------- -------------- --------------- --------------
Broker Trails                         $145,457        $72.883         $63,975         $1,434
-------------------------------- -------------- -------------- --------------- --------------
Broker Sales Charges                         -       $185,735          $9,498              -
-------------------------------- -------------- -------------- --------------- --------------
Dealer Service Expenses                      -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Interest on Broker Sales Charges             -        $34,765          $3,219              -
-------------------------------- -------------- -------------- --------------- --------------
Salaries & Commissions to
Wholesalers                                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Promotional-Broker Meetings                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Promotional-Other                       $1,735              -            $155              -
-------------------------------- -------------- -------------- --------------- --------------
Prospectus Printing                     $9,983              -            $825            $35
-------------------------------- -------------- -------------- --------------- --------------
Telephone                                    -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Wholesaler Expenses                    $19,912              -          $3,480            $92
-------------------------------- -------------- -------------- --------------- --------------
Other                                        -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------

     For the fiscal year ended  October 31,  2005,  the  payments  from Class A,
Class B, Class C and Class R Shares of the  Delaware  Diversified  Income  Fund,
pursuant to their respective Rule 12b-1 Plan, amounted to $2,034,720,  $495,261,
$1,610,231 and $81,548,  respectively.  Such amounts were used for the following purposes:

-------------------------------- -------------- -------------- --------------- --------------
                                       Class A        Class B         Class C        Class R
-------------------------------- -------------- -------------- --------------- --------------
Advertising                                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Annual/Semi-Annual Reports                $778           $908          $1,404           $294
-------------------------------- -------------- -------------- --------------- --------------
Broker Trails                       $2,033,900       $123,458        $664,839        $70,938
-------------------------------- -------------- -------------- --------------- --------------
Broker Sales Charges                         -       $234,460        $858,609              -
-------------------------------- -------------- -------------- --------------- --------------
Dealer Service Expenses                      -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Interest on Broker Sales Charges             -        $51,928         $28,968              -
-------------------------------- -------------- -------------- --------------- --------------
Salaries & Commissions to
Wholesalers                                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Promotional-Broker Meetings                  -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Promotional-Other                          $42         $2,970          $4,104              -
-------------------------------- -------------- -------------- --------------- --------------
Prospectus Printing                          -         $5,119          $8,066         $1,081
-------------------------------- -------------- -------------- --------------- --------------
Telephone                                    -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------
Wholesaler Expenses                          -        $76,418         $44,241         $9,241
-------------------------------- -------------- -------------- --------------- --------------
Other                                        -              -               -              -
-------------------------------- -------------- -------------- --------------- --------------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments Fund shares.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of a  Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of employees.  See "Group  Investment
Plans" for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases  of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase,  Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments Funds ("eligible Delaware
Investments  Fund  shares"),   as  well  as  shares  of  designated  classes  of
non-Delaware   Investments  Funds  ("eligible   non-Delaware   Investments  Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value
of  eligible  Delaware   Investments  Fund  shares  and  eligible   non-Delaware
Investments  Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for  eligible  non-Delaware  Investments  Fund  shares at NAV  without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales charge,  will be subject to the applicable  sales charge if exchanged for eligible Delaware  Investments Fund shares to which a sales charge applies.  No sales charge will apply if the eligible fund shares were previously acquired  through the  exchange of eligible  shares on which a sales  charge was already  paid or through  the  reinvestment  of  dividends.  See  "Investing  by
Exchange" under "Investment Plans" below..

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments   Fund  shares  in  connection  with  Allied  Plans,  all
participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
under "Purchasing Shares" above.

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described  the Fund  Classes'  Prospectuses,  apply to  redemptions  by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments and non-Delaware  Investments  Fund shares.  When eligible
Delaware  Investments  Fund  shares are  exchanged  into  eligible  non-Delaware
Investments  Fund  shares,  the Limited  CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases made by any such  purchaser  previously  enumerated  within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the  purchaser,  and not  legally  binding  on the signer or the Trust which  provides  for the holding in escrow by the Transfer  Agent,  of 5% of the total amount of Class A Shares  intended to be purchased  until such purchase is completed  within the 13-month  period.  A Letter of  Intention  may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is signed. The 13-month period begins on the date of the earliest  purchase.  If the intended  investment is not completed,  except as noted below, the purchaser will be asked to pay an amount  equal to the  difference  between the  front-end sales charge on Class A Shares  purchased at the reduced rate and the  front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period,  the
Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of Intention)
of all their  shares of the Funds and of any class of any of the other  Delaware
Investments  Funds  previously  purchased and still held as of the date of their
Letter of Intention  toward the  completion of such Letter,  except as described below.  Those  purchasers  cannot  include shares that did not carry a front-end sales charge,  CDSC or Limited CDSC, unless the purchaser  acquired those shares through an exchange from a Delaware  Investments Fund that did carry a front-end sales  charge,  CDSC or Limited  CDSC.  For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the
Funds and the  corresponding  classes  of shares of other  Delaware  Investments
Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments Funds. In addition,  if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the
Funds,  as well as  shares  of any  other  class  of any of the  other  Delaware
Investments  Funds  which  offer such  classes  (except  shares of any  Delaware
Investments  Fund which do not carry a front-end  sales charge,  CDSC or Limited
CDSC).  If, for example,  any such purchaser has previously  purchased and still holds Class A Shares of Delaware U.S.  Growth Fund and/or shares of any other of the  classes  described  in the  previous  sentence  with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A
Shares of  Delaware  U.S.  Growth  Fund,  the charge  applicable  to the $10,000 purchase  would  currently be 4.75%.  For the purpose of this  calculation,  the shares  presently  held shall be valued at the public  offering price that would have  been in effect  had the  shares  been  purchased  simultaneously  with the current purchase. Investors should refer to the table of sales charges for Class
A Shares in the Fund Classes' Prospectuses to determine the applicability of the
Right of Accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares holding shares which were  acquired  through an exchange from one of the other  Delaware  Investments
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds in the same Class of the Funds or in the same Class of any of the other
Delaware Investments Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed  to a  Delaware  Investments  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read  carefully the prospectus  for the Delaware  Investments  Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus  contains more complete  information  about the Delaware  Investments
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in  Delaware  Investments  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments Fund. See "Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset  Value"  under  "Redemption  and  Exchange"  below.   Notwithstanding  the
foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan  alliance  program  which  requires  that shares will be  available at NAV, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The Institutional  Class of the Funds are generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) with  respect to the Delaware  U.S.  Growth Fund only, certain plans qualified under Section 529 of the Internal Revenue Code for which the  Funds'  manager,  distributor  or  service  agent  or one or more of  their
affiliates  provide  record  keeping,  administrative,   investment  management,
marketing,  distribution  or  similar  services;  (vii)  programs  sponsored  by
financial   intermediaries   where  such   program   requires  the  purchase  of
institutional  class shares;  or (viii) with respect to the Delaware U.S. Growth
Fund only, until April 1, 2006, investors who were formerly  shareholders of "I"
shares (or a similar class of shares that is limited to certain institutional or high net worth  investors  and does not carry a sales  charge or Rule  12b-1) of another  fund that was managed by  investment  professionals  who are  currently portfolio managers at the Manager.

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the specific  Class in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and Institutional  Class at the NAV, at
the end of the day of receipt.  A  reinvestment  plan may be  terminated  at any time. This plan does not assure a profit nor protect  against  depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically reinvest dividends and/or distributions in any of the other Delaware Investments
Funds,  including  the Funds,  in states  where their  shares may be sold.  Such investments  will be at NAV at the close of  business on the  reinvestment  date without any front-end sales charge or service fee. The  shareholder  must notify the Transfer  Agent in writing and must have  established an account in the fund
into  which  the  dividends  and/or  distributions  are  to  be  invested.   Any
reinvestment  directed to the Funds in which the investor  does not then have an account will be treated like all other initial  purchases of each Fund's shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made  before  investing  or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments  Funds may be  invested  in  shares  of the  Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments  Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments Fund rather than transferred from the Eligible 529 Plan, as
described  under   "Redemption  and  Exchange"  below.  The  treatment  of  your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments
Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program.  See  "Redemption  and  Exchange"  for  a  brief  summary  of  the  tax consequences of exchanges.  Shareholders  can terminate their  participation  in
Wealth  Builder  at any time by giving  written  notice  to the fund from  which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Class.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Fund may be suitable for use in Coverdell Education Savings Accounts ("Coverdell
ESAs").  For further  details  concerning  these plans and  accounts,  including applications,  contact your investment advisor or the Distributor.  To determine whether the benefits of a  tax-sheltered  retirement  plan or Coverdell  ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

     Taxable distributions from the retirement plans described may be subject to withholding.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class shares are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures contracts are valued at their daily quoted settlement price.  Securities not traded on a particular day, over-the-counter  securities, and government and agency  securities  are valued at the mean value  between bid and asked  prices.
Money  market  instruments  having a maturity of less than 60 days are valued at amortized cost. Debt securities  (other than short-term  obligations) are valued on the basis of  valuations  provided by a pricing  service when such prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of the Funds will bear, pro-rata,  all of the common expenses of the Funds. The NAVs of all outstanding shares of each Class of the Funds will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation in the Funds  represented by the value of shares of that Class. All income earned and expenses  incurred by the Funds, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in the Funds  represented  by the  value of shares of such  Classes, except that  Institutional  Class will not incur any of the  expenses  under the
Trust's Rule 12b-1  Plans,  while the Fund Classes each will bear the Rule 12b-1
Plan  expenses  payable  under  their  respective  Plans.  Due to  the  specific distribution  expenses and other costs that will be allocable to each Class, the
NAV of each Class of the Funds will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Funds receive your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the  Delaware  Investments  Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining  Offering  Price  and Net  Asset  Value"  above.  The Funds and the
Distributor  end their  business  days at 5 p.m.,  Eastern  time.  This offer is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are  obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1.00% of the NAV of such  Funds  during  any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of Funds are  subject  to CDSCs as  described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Funds, the Funds' CDSC schedule may be higher than the CDSC schedule relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Funds for a longer  period of time than if the  investment  in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments Funds,  including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the Funds or of any other Delaware Investments Fund.
Holders of Class B Shares of the Funds are  permitted to exchange all or part of their  Class B Shares  only into  Class B Shares of other  Delaware  Investments
Fund.  Similarly,  holders  of Class C Shares  of the  Funds  are  permitted  to exchange  all or part of their  Class C Shares  only into  Class C Shares of any other Delaware  Investments Fund. Class B Shares of the Funds and Class C Shares
of the Funds  acquired by exchange  will  continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the automatic  conversion into Class A Shares of the
Funds.  Holders of Class R Shares of the Funds are  permitted to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Delaware  Investments  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

Written Redemption
     You  can  write  to the  Funds  at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class.  Certificates are not issued for Class B Shares or Class C
Shares.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern of market timing in any Delaware Investments Fund to be a market timer.

     Market timing of a Delaware  Investments  Fund occurs when  investors  make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments  Fund followed  quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments  Fund within the same calendar  quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
     You may also write to the Funds (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Funds,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or
NAV, as applicable,  for which certificates have not been issued may establish a
Systematic  Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals  of $75 or more,  although the Funds do not  recommend  any specific amount of withdrawal.  This is  particularly  useful to  shareholders  living on fixed incomes, since it can provide them with a stable supplemental amount. This
$5,000  minimum  does not  apply  for the  investments  made  through  qualified retirement  plans.  Shares  purchased  with the initial  investment  and through reinvestment  of cash dividends and realized  securities  profits  distributions will be credited to the shareholder's account and sufficient full and fractional shares  will be  redeemed  at the  NAV  calculated  on the  third  business  day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments Funds or is investing in Delaware  Investments Funds which do not  carry a sales  charge.  Redemptions  of  Class A  Shares  pursuant  to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a  dealer's  commission  has  been  paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were acquired through the reinvestment of distributions.  See the Fund
Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Class.  Shareholders  should consult with their financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (2) the NAV of such  Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another  Delaware  Investments Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at net asset value and RFS served as the  sponsor  of  the  alliance  program  or  had a  product  participation agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions
     Each Fund intends to pay out substantially all of its net investment income and net realized capital gains. Such payments,  if any, will be made once a year during the first  quarter of the following  fiscal year,  typically in December.
All dividends and any capital gains distributions will be automatically credited to the shareholder's  account in additional shares of the same class of the Fund at NAV unless the  shareholder  requests in writing that such  dividends  and/or distributions be paid in cash.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the U.S.
Post Office or the Fund is otherwise  unable to locate the shareholder or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares  alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes
     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and will  recognize  any gains at the end of its  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code (the  "Code") and intends to so qualify  during the current fiscal year. As regulated investment companies,  the Funds generally pay no federal income tax on the income and gains they  distribute to you. The Board of Trustees  reserves the right not to distribute a Fund's net long-term capital gain or not to maintain the  qualification  of a Fund as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent of such  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

          o    In  your  original  purchase  of  Fund  shares,  you  received  a reinvestment  right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

          o    You sell some or all of your  original  shares  within 90 days of their purchase, and

          o    You reinvest the sales proceeds in the Fund or in another Fund of the Trust,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.  Because  the  income  of the  Delaware  Diversified  Income  Fund primarily is derived from  investments  earning  interest  rather than  dividend income,  generally none or only a small  percentage of its income dividends will be qualified divided income.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion   of  the   dividends   paid  by  the  Fund  may   qualify   for  the
dividends-received  deduction.  The portion of dividends  paid by a Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund
from  domestic   (U.S.)   corporations   that  would  have   qualified  for  the
dividends-received  deduction  in the  hands of a Fund if the Fund was a regular corporation. However, because the income of the Delaware Diversified Income Fund primarily is derived from  investments  earning  interest  rather than  dividend income,  generally none or only a small  percentage of its income dividends will be eligible for the corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  In addition,  a Fund's  investment in REIT securities could in limited  circumstances  cause a tax-exempt  investor to have unrelated  business taxable  income.  These rules  could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in REITs. Certain tax-exempt  shareholders,  including qualified pension plans, IRAs, salary deferral arrangements (401(k)s) and other tax-exempt entities,  generally are exempt from federal income taxation except with respect to their  unrelated  business  taxable income (UBTI).  To the extent that a Fund invests in a REIT that  invests in REMIC  residual  interests,  a portion of the
Fund's income that is  attributable  to these  residual  interests (and which is referred  to in the Code as an  "excess  inclusion")  will be subject to federal income tax in all  events.  Treasury  regulations  that have yet to be issued in final form are  expected to provide  that excess  inclusion  income of regulated investment  companies,  such as a Fund, will be allocated to shareholders of the regulated  investment  company in proportion  to the dividends  received by such shareholders,  with the same  consequences  as if you  held  the  related  REMIC residual  interest  directly.  In general,  excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions),  (ii) will constitute UBTI to entities  (including a qualified pension plan, an IRA, a 401(k) plan or other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Credit Default Swap  Agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly,  while a Fund intends to account for such  transactions  in a manner  deemed to be  appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments  in this area.  Certain  requirements that must be met under the Code in order for a
Fund to qualify as a regulated  investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

          o    provide your correct social  security or taxpayer  identification number,
          o    certify that this number is correct,
          o    certify that you are not subject to backup withholding, and
          o    certify that you are a U.S.  person  (including  a U.S.  resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general, U.S. source: (1) bank deposit interest;  (2) short-term  original discount;  (3) interest  (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest;  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Limitations on Tax Reporting for Interest-Related  dividends and Short-term
Capital Gain dividends for non-U.S.  investors.  While a Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Dividends,  Distributions and Taxes" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Funds'  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     Each Fund calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by a Fund with  respect  to a Class  during  the  period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less  than  the  average  for the  entire  period.  Each  Fund  also may advertise from time to time the total return of one or more Classes of shares on a  year-by-year  or  other  basis  for  various  specified  periods  by means of quotations, charts, graphs or schedules.

FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the financial  statements contained in each
Fund's Annual Report.  Each Fund's Statement of Net Assets,  Statement of Assets
and Liabilities (as applicable),  Statement of Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of Ernst & Young LLP, the independent registered public accounting firm,  for the fiscal year ended  October 31,  2005,  are included in the Funds'
Annual  Reports  to  shareholders.   The  financial   statements  and  financial
highlights,  the notes  relating  thereto  and the  reports of Ernst & Young LLP listed above are  incorporated  by reference  from the Annual  Reports into this
Part B.

PRINCIPAL HOLDERS

     As of January 31, 2006,  management believes the following accounts held 5%
or more of the outstanding shares of the Funds:

------------------------------- ---------------------------------------------- ----------------------
Class                           Name and Address of Account                               Percentage
------------------------------- ---------------------------------------------- ----------------------
Delaware Diversified Income     Merrill Lynch, Pierce, Fenner & Smith For                     10.94%
Fund Class A                    the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
Delaware Diversified Income     Merrill Lynch, Pierce, Fenner & Smith For                      9.31%
Fund Class B                    the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
Delaware Diversified Income     Merrill Lynch, Pierce, Fenner & Smith For                     34.11%
Fund Class C                    the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
                                Citigroup Global Markets, Inc.                                 5.66%
                                House Account
                                Attn: Peter Booth, 7th Floor
                                333 W 34th Street
                                New York, NY 10001-2402
------------------------------- ---------------------------------------------- ----------------------
Delaware Diversified Income     Merrill Lynch, Pierce, Fenner & Smith For                     65.64%
Fund Class R                    the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
Delaware Diversified Income     FTC & Co.                                                     29.28%
Fund Institutional Class        Attn: Datalynx
                                P.O. Box 173736
                                Denver, CO 80217-3736
------------------------------- ---------------------------------------------- ----------------------
                                The Northern Trust Company TTEE                               14.81%
                                CIBA Specialty Chemicals 401K DV Plan
                                P.O. Box 92994
                                Chicago, IL 60675-2994
------------------------------- ---------------------------------------------- ----------------------
                                Charles Schwab & Co. Inc.                                      7.89%
                                Special Custody Acct.
                                For the Benefit of Customers
                                Attn: Mutual Funds
                                101 Montgomery Street
                                San Francisco, CA 94104-4122
------------------------------- ---------------------------------------------- ----------------------
                                RS DMC Employee MPP Plan                                       7.49%
                                Delaware Management Co. MPP Trust
                                c/o Rick Seidel
                                2005 Market Street
                                Philadelphia, PA 19103-7042
------------------------------- ---------------------------------------------- ----------------------
Delaware U.S. Growth Fund       Merrill Lynch, Pierce, Fenner & Smith For                     27.99%
Class C                         the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
                                Citigroup Global Markets, Inc.                                11.01%
                                House Account
                                Attn: Peter Booth, 7th Floor
                                333 W 34th Street
                                New York, NY 10001-2402
------------------------------- ---------------------------------------------- ----------------------
Delaware U.S. Growth Fund       Merrill Lynch, Pierce, Fenner & Smith For                     60.29%
Class R                         the Sole Benefit of its Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484
------------------------------- ---------------------------------------------- ----------------------
                                MG Trust Company TTEE                                         19.87%
                                King's of New Castle
                                700 17th Stret, Suite 300
                                Denver, CO 80202-3531
------------------------------- ---------------------------------------------- ----------------------
                                MCB Trust Services Custodian FBO                              14.51%
                                DIW Group Inc.
                                700 17th Street, Suite 300
                                Denver, CO 80202-3531
------------------------------- ---------------------------------------------- ----------------------
Delaware U.S. Growth Fund       Hollowwave & Co.                                              15.72%
Institutional Class             c/o State Street Bank
                                P.O. Box 5496
                                Boston, MA 02206-5496
------------------------------- ---------------------------------------------- ----------------------
                                JP Morgan Chase Bank as Trustee for                           13.04%
                                United Benefits Group's Co-Op
                                Retirement Plan Trust
                                345 Park Avenue
                                Attn:  Kenneth Louie
                                New York, NY 10159
------------------------------- ---------------------------------------------- ----------------------

                       APPENDIX A--DESCRIPTION OF RATINGS

     Each Fund has the  ability  to  invest up to 10% of its net  assets in high yield,  high risk  fixed-income  securities.  The following  paragraphs  contain excerpts  from  Moody's and S&P's  rating  descriptions.  These  credit  ratings evaluate  only the safety of  principal  and  interest  and do not  consider the market value risk associated with high yield securities.

General Rating Information

----------------------------- ------- ----------------------------------------------
Moody's Investors Service -   Aaa     Bonds which are rated Aaa are judged to be
Bond Ratings                          of the best quality.  They carry the
                                      smallest degree of investment risk and are
                                      generally referred to as "gilt edge."
                                      Interest payments are protected by a large
                                      or by an exceptionally stable margin and
                                      principal is secure.  While the various
                                      protective elements are likely to change,
                                      such changes as can be visualized are most
                                      unlikely to impair the fundamentally strong
                                      position of such issues.
----------------------------- ------- ----------------------------------------------
                              Aa      Bonds which are rated Aa are judged to be of
                                      high quality by all standards.  Together
                                      with the Aaa group they comprise what are
                                      generally known as high grade bonds.  They
                                      are rated lower than Aaa bonds because
                                      margins of protection may not be as large as
                                      in Aaa securities or fluctuation of
                                      protective elements may be of greater
                                      amplitude or there may be other elements
                                      which make the long-term risks appear
                                      somewhat larger than in Aaa securities.
----------------------------- ------- ----------------------------------------------
                              A       Bonds which are rated A possess many
                                      favorable investment attributes and are
                                      considered as upper medium grade
                                      obligations.  Factors giving security to
                                      principal and interest are considered
                                      adequate but elements may be present which
                                      suggest a susceptibility to impairment
                                      sometime in the future.
----------------------------- ------- ----------------------------------------------
                              Baa     Bonds that are rated Baa are considered
                                      medium grade obligations, i.e., they are
                                      neither highly protected nor poorly
                                      secured.  Interest payments and principal
                                      security appear adequate for the present but
                                      certain protective elements may be lacking
                                      or may be characteristically unreliable over
                                      any great length of time.  Such bonds lack
                                      outstanding investment characteristics and
                                      in fact have speculative characteristics as
                                      well.
----------------------------- ------- ----------------------------------------------
                              Ba      Bonds which are rated Ba are judged to have
                                      speculative elements; their future cannot be
                                      considered as well-assured.  Often the
                                      protection of interest and principal
                                      payments may be very moderate, and thereby
                                      not well safeguarded during both good and
                                      bad times over the future.  Uncertainty of
                                      position characterizes bonds in this class.
----------------------------- ------- ----------------------------------------------
                              B       Bonds which are rated B generally lack
                                      characteristics of the desirable
                                      investment.  Assurance of interest and
                                      principal payments or of maintenance of
                                      other terms of the contract over any long
                                      period of time may be small.
----------------------------- ------- ----------------------------------------------
                              Caa     Bonds which are rated Caa are of poor
                                      standing.  Such issues may be in default or
                                      there may be present elements of danger with
                                      respect to principal or interest.
----------------------------- ------- ----------------------------------------------
                              Ca      Bonds which are rated Ca represent
                                      obligations which are speculative in a high
                                      degree.  Such issues are often in default or
                                      have other marked shortcomings.
----------------------------- ------- ----------------------------------------------
                              C       Bonds which are rated C are the lowest rated
                                      class of bonds, and issues so rated can be
                                      regarded as having extremely poor prospects
                                      of ever attaining any real investment
                                      standing.
----------------------------- ------- ----------------------------------------------

-------------------------------------------------------------------------------------
Short-Term Debt Ratings
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year
-------------------------------------------------------------------------------------
P-1          Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.
------------ ------------------------------------------------------------------------
P-2          Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
------------ ------------------------------------------------------------------------
P-3          Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
------------ ------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Municipal Note Ratings
     Issuers or the  features  associated  with  Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation  is unique with no  implication as to any other similar issue of the same obligor.  MIG ratings  terminate at the retirement of the obligation  while
VMIG rating expiration will be a function of each issue's specific structural or credit features.

-------------------------------------------------------------------------------------
MIG 1/VMIG 1               This designation denotes best quality.  There is present
                           strong protection by established cash flows, superior
                           liquidity support, or demonstrated broad-based access to
                           the market for refinancing.
-------------------------- ----------------------------------------------------------
MIG 2/VMIG 2               This designation denotes high quality.  Margins of
                           protection are ample although not so large as in the
                           preceding group.
-------------------------- ----------------------------------------------------------
MIG 3/VMIG 3                This designation denotes favorable quality.  All
                           security elements are accounted for but there is lacking
                           the undeniable strength of the preceding grades.
                           Liquidity and cash flow protection may be narrow and
                           market access for refinancing is likely to be less well
                           established.
-------------------------- ----------------------------------------------------------
MIG 4/VMIG 4               This designation denotes adequate quality.  Protection
                           commonly regarded as required of an investment security
                           is present and although not distinctly or predominantly
                           speculative, there is specific risk.
-------------------------- ----------------------------------------------------------

----------------------------- ------------ -----------------------------------------
S&P's - Bond Ratings          AAA          Debt rated AAA has the highest rating
                                           assigned by S&P to a debt obligation.
                                           Capacity to pay interest and repay
                                           principal is extremely strong.
----------------------------- ------------ -----------------------------------------
                              AA           Debt rated AA has a very strong
                                           capacity to pay interest and repay
                                           principal and differs from the highest
                                           rated issues only in a small degree.
----------------------------- ------------ -----------------------------------------
                              A            Debt rated A has a strong capacity to
                                           pay interest and repay principal
                                           although it is somewhat more
                                           susceptible to the adverse effects of
                                           changes in circumstances and economic
                                           conditions than debt in higher rated
                                           categories.
----------------------------- ------------ -----------------------------------------
                              BBB          Debt rated BBB is regarded as having an
                                           adequate capacity to pay interest an
                                           repay principal.  Whereas it normally
                                           exhibits adequate protection
                                           parameters, adverse economic conditions
                                           or changing circumstances are more
                                           likely to lead to a weakened capacity
                                           to pay interest and repay principal for
                                           debt in this category than in higher
                                           rated categories.
----------------------------- ------------ -----------------------------------------
                              BB, B, CCC   Debt rated BB, B, CCC or CC is
                              and CC       regarded, on balance, as predominately
                                           speculative with respect to capacity to
                                           pay interest and repay principal in
                                           accordance with the terms of the
                                           obligation.  BB indicates the lowest
                                           degree of speculation and CC the
                                           highest degree of speculation.  While
                                           such debt will likely have some quality
                                           and protective characteristics, these
                                           are outweighed by large uncertainties
                                           or major risk exposures to adverse
                                           conditions.
----------------------------- ------------ -----------------------------------------
                              C            This rating is reserved for income
                                           bonds on which no interest is being
                                           paid.
----------------------------- ------------ -----------------------------------------
                              D            Debt rated D is in default, and payment
                                           of interest and/or repayment of
                                           principal is in arrears.
----------------------------- ------------ -----------------------------------------

Commercial Paper Ratings

     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

--------------------------------------------------------------------------------
A-1  The A-1 designation  indicates that the degree of safety  regarding  timely payment is either  overwhelming  or very strong.  A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
--------------------------------------------------------------------------------
A-2  Capacity for timely payment on issues with the  designation  A-2 is strong.
     However,  the  relative  degree  of  safely  is not as high  as for  issues designated A-1.
------------ -------------------------------------------------------------------
A-3  Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects
     of  changes  in  circumstances   than   obligations   carrying  the  higher
     designations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Note Ratings
     An S&P municipal  note rating  reflects the  liquidity  concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization  schedule  (the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).
--------------------------------------------------------------------------------
SP-1 Very strong or strong capacity to pay principal and interest.  Those issues determined to possess  overwhelming safety  characteristics will be given a plus (+) designation.
------------ -------------------------------------------------------------------
SP-2 Satisfactory capacity to pay principal and interest.
------------ -------------------------------------------------------------------
SP-3 Speculative capacity to pay principal and interest.
------------ -------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Agreement  and  Declaration  of Trust  (December  17,  1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed November 22, 1999.

               (2)  Certificate of Trust (December 17, 1998)  incorporated  into this filing by reference to Post-Effective  Amendment No. 12 filed November 22, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit (b).

          (c)  Instruments Defining the Rights of Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 12 filed
                    November 22, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19, 2005) attached as Exhibit (b).

          (d)  (d) Investment Management Agreements.

               (1)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust)  and the  Registrant  on behalf
                    Delaware U.S. Growth Fund  incorporated  into this filing by reference to Post-Effective  Amendment No. 16 filed February
                    28, 2001.

                    (i)  Executed  Amendment  No. 1 (June 28, 2002) to Exhibit A
                         of the Investment  Management  Agreement  (November 23,
                         1999) between the  Registrant  and Delaware  Management
                         Company  (a  series  of  Delaware  Management  Business
                         Trust)   adding   Delaware   Diversified   Income  Fund
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  20 filed  December  31,
                         2002.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of each Class  incorporated  into this filing by
                         reference  to  Post-Effective  Amendment  No.  22 filed
                         December 30, 2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 23 filed December 27,
                         2004.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         (e)(1)(iii).

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 19 filed
                    June 28, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 23 filed
                    December 27, 2004.

          (f) Bonus or Profit Sharing Contracts. Not applicable.

          (g) Custodian Agreements.

                    (1)  Executed Global Custody Agreement (May 1, 1996) between
                         JPMorgan Chase Bank (formerly The Chase Manhattan Bank)
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  7  filed
                         February 27, 1997.

                    (i)  Executed Amendment (July 1, 2001) to the Global Custody
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to Post-Effective Amendment No. 19 filed June 28, 2002.

                    (ii) Executed letter (June 2002) to add Delaware Diversified
                         Income Fund to the Global Custody Agreement between the
                         Registrant  and JPMorgan Chase Bank  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 20 filed December 31, 2002.

                    (iii)Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 23 filed
                         December 27, 2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank  (formerly The Chase  Manhattan
                    Bank) and the  Registrant  incorporated  into this filing by reference to Post-Effective  Amendment No. 16 filed February
                    28, 2001.

                    (i)  Executed  Amendment (October 1, 2002) to the Securities
                         Lending  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 20 filed December 31,
                         2002.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 22
                         filed December 30, 2003.

          (h) Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

                    (i)  Executed   Amended   Schedule  A  (June  28,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 20
                         filed December 31, 2002.

                    (ii) Executed  Schedule B (May 16, 2002) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Post-Effective Amendment No. 19 filed June
                         28, 2002.

               (2)  Executed   Delaware   Investments   Family  of  Funds   Fund
                    Accounting  Agreement  (August 19,  1996)  between  Delaware
                    Service Company,  Inc. and the Registrant  incorporated into this filing by reference to  Post-Effective  Amendment No. 7 filed February 27, 1997.

                    (i)  Executed   Amendment  No.  30  (October  31,  2005)  to
                         Delaware  Investments  Family of Funds Fund  Accounting
                         Agreement attached as Exhibit (h)(2)(i).

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 19 filed June 28, 2002.

               (3)  Form of Executed Advisor Expense Limitation Letter (February
                    21,  2006)  between  Delaware  Management  Company  and  the
                    Registrant attached as Exhibit (h)(3).

               (4)  Form of  Executed  Distribution  Expense  Limitation  Letter
                    (February 21, 2006) between Delaware Distributors,  L.P. and the Registrant attached as Exhibit (h)(4).

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (June 28,  2002)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 19 filed June 28, 2002.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (February 2006) attached as Exhibit (j).

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital  Agreements.  Undertaking of Initial  Shareholder
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 2 filed June 17, 1987.

          (m)  Plans under Rule 12b-1.

               (1)  Plan  under  Rule  12b-1  for  A  Class   (April  19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (2)  Plan  under  Rule  12b-1  for  B  Class   (April  19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (3)  Plan  under  Rule  12b-1  for  C  Class   (April  19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (4)  Plan under Rule 12b-1 for R Class (May 15, 2003) attached as
                    Exhibit (m)(4).

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               attached as Exhibit (n).

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of  Ethics  for  Delaware  Investments  Family of Funds
                    (December 2004)  incorporated  into this filing by reference to Post-Effective Amendment No. 24 filed February 25, 2005.

               (2)  Code of Ethics for Delaware  Management Company, a series of
                    Delaware    Management    Business   Trust,   and   Delaware
                    Distributors,  L.P.  (December 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 24 filed
                    February 25, 2005.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (April 2005) filed as Exhibit (p)(3).

          (q)  Other. Powers of Attorney attached as Exhibit (q).

Item 24.  Persons  Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) attached as Exhibit (b).

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group Cash  Reserve,  Delaware  Group Equity Funds I,  Delaware  Group
          Equity  Funds II,  Delaware  Group Equity  Funds III,  Delaware  Group
          Equity  Funds  IV,  Delaware  Group  Equity  Funds V,  Delaware  Group
          Foundation  Funds,   Delaware  Group  Global  &  International  Funds,
          Delaware Group Government Fund, Delaware Group Income Funds,  Delaware
          Group  Limited-Term  Government  Funds,  Delaware Group State Tax-Free
          Income Trust,  Delaware Group  Tax-Free Fund,  Delaware Group Tax-Free
          Money  Fund,  Delaware  Pooled  Trust,  Delaware  VIP Trust,  Voyageur
          Insured  Funds,   Voyageur   Intermediate   Tax-Free  Funds,  Voyageur
          Investment  Trust,  Voyageur  Mutual Funds,  Voyageur Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal Income Fund, Delaware Investments Minnesota Municipal Income
          Fund, Inc., Delaware  Investments  Minnesota Municipal Income Fund II,
          Inc. and Delaware  Investments  Minnesota  Municipal  Income Fund III,
          Inc.)  as  well as to  certain  non-affiliated  registered  investment companies. In addition,  certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds. A company  indirectly owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments  Funds  (see  Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name and Principal Business    Positions and Offices with    Positions and Offices with
Address                        Manager                       Registrant                         Other Positions and Offices Held
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                               Services                      Income                             Investments

                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief Investment     Director/Chief Investment          Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
George E. Deming               Senior Vice                   Senior Vice President/Senior       Mr. Deming has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
John B. Fields                 Senior Vice                   Senior Vice President/Senior       Mr. Fields has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian Funk                     Senior Vice                   Vice President/Senior High Yield   Mr. Funk has served in various
                               President/Senior Research     Analyst                            executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brent C. Garrels               Senior Vice                   Vice President/High Yield Analyst  Mr. Garrels has served in various
                               President/Senior Research                                        executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Paul Grillo                    Senior Vice                   Vice President/Senior Portfolio    Mr. Grillo has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jonathan Hatcher(2)            Senior Vice                   Senior Vice President/Senior       Mr. Hatcher has served in various
                               President/Senior Research     Research Analyst                   executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in various
                               Resources                                                        executive capacities within Delaware
                                                                                                Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within Delaware
                               Fundamental Research/Senior                                      Investments
                               Portfolio Manager
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Susan L. Natalini              Senior Vice                   None                               Ms. Natalini has served in various
                               President/Global Marketing                                       executive capacities within Delaware
                               & Client Services                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head    Senior Vice President/Head of      Mr. Nutt has served in various
                               of Large Cap Value            Large Cap Value                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David P. O'Connor              Senior Vice President/        Senior Vice President/Associate    Mr. O'Connor has served in various
                               General Counsel/Chief Legal   General Counsel/Assistant          executive capacities within Delaware
                               Officer                       Secretary                          Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John J. O'Connor               Senior Vice                   Senior Vice President/Treasurer    Mr. O'Connor has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip R. Perkins(6)           Senior Vice                   Senior Vice President/Senior       Mr. Perkins has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy L. Rabe                Senior Vice                   Senior Vice President/Senior       Mr. Rabe has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager/Head of High Yield                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James L. Shields               Senior Vice President/Chief   None                               Mr. Shields has served in various
                               Information Officer                                              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief   Senior Vice President/Chief        Mr. Van Harte has served in various
                               Investment Officer - Focus    Investment Officer - Focus Growth  executive capacities within Delaware
                               Growth                                                           Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gary T. Abrams                 Vice President/Senior         None                               Mr. Abrams has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Adams           Vice President/Portfolio      Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity         Manager/Senior Equity Analyst      executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Renee E. Anderson              Vice President/Senior         Vice President/Senior Equity       Mr. Anderson has served in various
                               Equity Analyst II             Analyst II                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Damon J. Andres                Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I    Income Portfolio Manager           executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard E. Biester             Vice President/Equity Trader  None                               Mr. Biester has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher J. Bonavico(8)     Vice President/Senior         Vice President/Senior Portfolio    Mr. Bonavico has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Vincent A. Brancaccio          Vice President/Senior         None                               Mr. Brancaccio has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Edward J. Brennan              Vice President/Private        Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst             Income Structural Analyst II       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth F. Broad(9)            Vice President/Senior         Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Mary Ellen M. Carrozza         Vice President/Client         Vice President/Client Services     Ms. Carrozza has served in various
                               Services                                                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen G. Catricks            Vice President/Equity         Vice President/Equity Analyst II   Mr. Catricks has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David F. Connor                Vice President/Deputy         Vice President/Deputy General      Mr. Connor has served in various
                               General Counsel/Secretary     Counsel/Assistant Secretary        executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

                                                                                                Secretary - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
                                                                                                and Lincoln National Income Fund,
                                                                                                Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed   None                               Mr. Czepiel has served in various
                               Income Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph F. DeMichele            Vice President/High Grade     None                               Mr. DeMichele has served in various
                               Trading                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Ericksen has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joel A. Ettinger               Vice President/Taxation       Vice President/Taxation            Mr. Ettinger has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Taxation - Lincoln
                                                                                                National Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Phoebe W. Figland              Vice President/Investment     Vice President/Investment          Ms. Figland has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Fiorilla                Vice President/Trading        None                               Mr. Fiorilla has served in various
                               Operations                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles E. Fish                Vice President/Senior         None                               Mr. Fish has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond    None                               Mr. Fisher has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick G. Fortier(12)         Vice President/Senior         Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Denise A. Franchetti           Vice President/Portfolio      Vice President/Portfolio           Ms. Franchetti has served in various
                               Manager/Municipal Bond        Manager/Municipal Bond Credit      executive capacities within Delaware
                               Credit Analyst                Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James A. Furgele               Vice President/Investment     Vice President/Investment          Mr. Furgele has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel V. Geatens              Vice President/Investment     Vice President/Investment          Mr. Geatens has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stuart M. George               Vice President/Equity Trader  None                               Mr. George has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Barry S. Gladstein             Vice President/Portfolio      Vice President/Equity Analyst      Mr. Gladstein has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian T. Hannon                Vice President/Senior         Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader    Vice President/Head Trader of      Ms. Hansen has served in various
                               of Focus Growth Equity        Focus Growth Equity Trading        executive capacities within Delaware
                               Trading                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gregory M. Heywood(14)         Vice President/Senior         Vice President/Senior Research     Mr. Heywood has served in various
                               Research Analyst              Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael E. Hughes              Vice President/Senior         Vice President/Senior Equity       Mr. Hughes has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jordan L. Irving(15)           Vice President/Senior         Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Cynthia Isom                   Vice President/Senior         Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth R. Jackson             Vice President/Equity         Vice President/Equity Analyst      Mr. Jackson has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew Kronschnabel            Vice President/High Grade     None                               Mr. Kronschnabel has served in
                               Trader                                                           various executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Roseanne L. Kropp              Vice President/Senior Fund    Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield         Analyst II/High Yield              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Nikhil G. Lalvani              Vice President/Senior         Vice President/Senior Equity       Mr. Lalvani has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Steven T. Lampe                Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Alfio Leone IV                 Vice President/High Grade     None                               Mr. Leone has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Anthony A. Lombardi(16)        Vice President/Senior         Vice President/Senior Portfolio    Mr. Lombardi has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield     None                               Mr. McClintic has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior         Vice President/Senior Portfolio    Mr. McCullagh has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael S. Morris              Vice President/Portfolio      Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                       Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Scott Moses                    Vice President/Fixed Income   None                               Mr. Moses has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John R. Murray                 Vice President/Senior         None                               Mr. Murray has served in various
                               Equity Analyst                                                   executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip O. Obazee               Vice President/Derivatives    Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                       Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Donald G. Padilla              Vice President/Equity         Vice President/Equity Analyst II   Mr. Padilla has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel J. Prislin(17)          Vice President/Senior         Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Craig S. Remsen                Vice President/Research       None                               Mr. Remsen has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph T. Rogina               Vice President/Equity Trader  None                               Mr. Rogina has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard Salus                  Vice President/Deputy         None                               Mr. Salus has served in various
                               Controller                                                       executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kevin C. Schildt               Vice President/Senior         Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst      Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard D. Seidel              Vice President/Assistant      None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                     executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Assistant
                                                                                                Controller/Manager - Payroll -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Thomas Socha                   Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                Income Analyst                     executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brenda L. Sprigman             Vice President/Business       None                               Ms. Sprigman has served in various
                               Manager - Fixed Income                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew J. Stephens            Vice President/Senior High    Vice President/Senior High Grade   Mr. Stephens has served in various
                               Grade Analyst                 Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael T. Taggart             Vice President/Facilities &   None                               Mr. Taggart has served in various
                               Administrative Services                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew Todorow(18)            Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Spencer M. Tullo               Vice President/Fixed Income   None                               Mr. Tullo has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior         Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lori P. Wachs                  Vice President/Portfolio      Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Laura A. Wagner                Vice President/Investment     Vice President/Investment          Ms. Wagner has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James J. Wright                Vice President/Senior         Vice President/Senior Equity       Mr. Wright has served in various
                               Equity Analyst                Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)  Information  with  respect  to  each  officer  and  partner  of the principal underwriter and the Registrant is provided  below. Unless otherwise  noted,  the  principal  business address of each officer and  partner  of Delaware Distributors, L.P. is 2005 Market Street,
             Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address      Positions and Offices with Underwriter         Positions and Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- --------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- --------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- --------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

                  (b)(1)   Lincoln Financial Distributors, Inc. (LFD) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2)   Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street,
                           Philadelphia, PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name and Principal Business Address          Positions and Office with LFD               Positions and Offices with Registrant
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
---------------------------------------------------------------------------------------------------------------------------------

(1) 350 Church Street, Hartford, CT 06103

(2) 1500 Market Street, Philadelphia, PA 19103

(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records  required to be  maintained by Section 31 (a)
          of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103.

Item 29.  Management Services. None.

Item 30.  Undertakings. Not applicable.

                                                             SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  this  Registrant   certifies  that  it  meets  all  the
requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in this City of  Philadelphia  and  Commonwealth of Pennsylvania on
this 22nd day of February, 2006.

DELAWARE GROUP ADVISER FUNDS

By:                 /s/ Jude T. Driscoll
                    Jude T. Driscoll
                        Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                        Title                              Date

/s/ Jude T. Driscoll             Chairman/President/Chief      February 22, 2006
Jude T. Driscoll                 Executive Officer
                                 (Principal Executive
                                 Officer) and Trustee

/s/ Thomas L. Bennett    *       Trustee                       February 22, 2006
Thomas L. Bennett

/s/ John A. Fry          *       Trustee                       February 22, 2006
John A. Fry

/s/ Anthony D. Knerr     *       Trustee                       February 22, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth  *       Trustee                       February 22, 2006
Lucinda S. Landreth

/s/ Ann R. Leven         *       Trustee                       February 22, 2006
Ann R. Leven

/s/ Thomas F. Madison    *       Trustee                       February 22, 2006
Thomas F. Madison

/s/ Janet L. Yeomans     *       Trustee                       February 22, 2006
Janet L. Yeomans

/s/ J. Richard Zecher    *       Trustee                       February 22, 2006
J. Richard Zecher

/s/ Michael P. Bishof    *       Senior Vice President/        February 22, 2006
Michael P. Bishof                Chief Financial Officer
                                 (Principal Accounting
                                 Officer)

                              * By: /s/ Jude T. Driscoll
                                      Jude T. Driscoll
                                   as Attorney-in-Fact for
                                each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                         INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99(b)            Amended and Restated By-Laws (May 19, 2005)

EX-99(e)(1)(iii)    Executed Amendment No. 1 (October 31, 2005) to Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99(h)(2)(i)      Executed Amendment No. 30 to Schedule A (October 1, 2005) of
                    Delaware   Investments   Family  of  Funds  Fund  Accounting
                    Agreement

EX-99(h)(3)         Form of Executed Advisor Expense Limitation Letter (February
                    21,  2006)  between  Delaware  Management  Company  and  the
                    Registrant

EX-99(h)(4)         Form of  Executed  Distribution  Expense  Limitation  Letter
                    (February 21, 2006) between Delaware Distributors,  L.P. and the Registrant

EX-99.(j)           Consent of Independent  Registered  Public  Accounting  Firm
                    (February 2006)

EX-99(m)(4)         Plan under Rule 12b-1 for R Class (May 15, 2003)

EX-99.(n)           Plan under Rule 18f-3 (October 31, 2005)

EX-99.(p)(3)        Code  of  Ethics  for  Lincoln  Financial Distributors, Inc.
                    (April 2005)

EX-99.(q)           Powers of Attorney